UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Stradley Ronon Stevens & Young 191 North Wacker Dr., Suite 1601 Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2016

Date of reporting period: 06/30/2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

1-888-702-2307

State Farm VP Management Corp.

Customer Service Representatives are available 8:00 a.m. until 6:00 p.m. (Central Time) Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-888-702-2307) for a prospectus containing this and other information. Read it carefully.

Investing involves risk, including potential for loss. Issued by:

State Farm Life Insurance Company

(Not licensed in MA, NY, or WI)

State Farm Life and Accident Assurance Company

(Licensed in NY and WI)

Home Office, Bloomington, Illinois

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

statefarm.com®

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2016, for the State Farm Variable Product Trust (“the Trust”). We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals1. We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success2.

Market Review

During the 6-month period ended June 30, 2016, the U.S. equity and fixed income markets achieved positive total returns while international equity markets generated mixed results.

U.S. equity markets (as represented by the S&P 500® Index3) began January with the worst 10-day start in the S&P 500 Index’s history, eventually finishing the month with a negative total return of –4.96%. U.S. equity markets declined again in early February, and after reaching a period closing price low of 1,829.08 on February 11, 2016, reversed course, staging an upward, albeit irregular march through the remainder of February and into April that saw the S&P 500 Index gain approximately 15%. This recovery was driven in part by stabilizing global economic conditions and a resurgence in oil prices, which helped U.S. equity markets climb again in late May through early June and realize a period closing price high of 2,119.12 on June 8, 2016. The S&P 500 Index ended the period at 2,098.86, but not before absorbing a volatile late-June swing following the United Kingdom’s “Brexit” referendum vote to leave the European Union (the “EU”).

The advance in the second half of the period offset the negative total returns realized in January and February, lifting the S&P 500 Index to a 3.84% total return, including dividends, for the 6-month period ended June 30, 2016.

As illustrated in the accompanying table, in addition to the 3.84% total return in large-cap stocks (as represented by the S&P 500 Index), mid-cap stocks (as represented by the Russell Midcap Index4) and small cap stocks (as represented by the Russell 2000® Index5) posted positive total returns of 5.50% and 2.22%, respectively, for the 6-month period ended June 30, 2016.

For the period, international equities markets, as represented by the MSCI EAFE Free® Index, MSCI All Country World Index (ACWI) ex-U.S. Index and MSCI Emerging Markets Index, posted total returns of –4.42%, –1.02% and 6.41% , respectively, in U.S. dollar terms. Within the MSCI EAFE Free Index, New Zealand was the strongest performing country, rising 18.12% in U.S. dollar terms. Meanwhile, Italy was the weakest performing country in that Index, declining –20.89% in U.S. dollar terms.

After posting a –14.92% total return in calendar year 2015, emerging markets bounced back — benefiting in part from a rebound in commodity prices during the period — with that Index posting a total return of 6.41% in U.S. dollar

Major Market Indices	Year-to-Date Total Return as of 6/30/2016
S&P 500 Index	3.84%
Russell Midcap Index	5.50%
Russell 2000 Index	2.22%
MSCI EAFE Free Index	-4.42%
MSCI All Country World Index ex-U.S. Index	-1.02%
MSCI Emerging Markets Index	6.41%
Barclays Intermediate U.S. Government/Credit Index	4.07%

[1]	Investing involves risk, including potential for loss.

[2]	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

[3]	Source: Standard and Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[4]	Source: Bloomberg. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 33% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[5]	Source: Bloomberg. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

terms6. Peru and Brazil led emerging market countries with total returns of 50.13% and 46.34%, respectively, while Greece turned in the weakest emerging market performance with a –24.54% total return.

The U.S. equity market’s early-period declines and higher relative volatility came as investor fears reemerged, with plunging commodity prices and China’s slowing economic growth stoking speculation about a possible global recession. Also during this time period, U.S. corporate profits remained constrained as the relative strength of the U.S. dollar continued to provide a headwind for large-cap multinational companies. Despite this challenging environment, the U.S. economy managed to post a 1.1% increase to gross domestic product (GDP) during the first quarter (January — March) — its first increase during that particular reporting period in three years — as encouraging data from the consumer spending, services and housing sectors helped offset a pullback in manufacturing. Also, by mid-February certain global growth concerns appeared to ease and supply-and-demand fundamentals began to change for crude oil. As a result, oil prices rose from approximately $26/barrel in February to around $48/barrel at period end, eclipsing $50/barrel during June to mark the commodity’s first time above that price level in almost a year.

Central bank stimulus helped push U.S. and international equity markets higher in March, as the European Central Bank (ECB) announced, among other actions, that it would increase its fixed income asset purchases, while the Bank of Japan subsequently followed the ECB’s lead in moving toward a negative deposit rate. As the 6-month period progressed, more signs of stabilization appeared in the U.S. economy, including an unemployment rate that reached 4.7% in April, bettering February’s mark of 4.9%, which itself was the lowest level since 2007. In other encouraging news, as April neared its end, the current bull market rally — which began in March 2009 — entered its seventh year, making it the second longest bull market in history.

While negatively impacted by a disappointing May jobs report and renewed concerns around global growth, in late May and into June the markets were supported by the mostly positive economic data coming out of the U.S. As the 6-month period wound down, though, England’s June 23rd Brexit vote to leave the EU took investors by surprise — the S&P 500 Index dropped over 5% over two days — before the markets recovered and the Index finished the 6-month period in positive territory.

For the period, U.S. bond markets extended their gains recorded during the previous 1-year period ended December 31, 2015. Among major fixed income indices, during the 6-month period the Barclays Intermediate U.S. Government/Credit Index posted a total return of 4.07%, as price increases added to bond coupon income7.

Despite the tightening of monetary policy introduced in December 2015 by the Federal Reserve’s (the “Fed”) first interest rate increase in almost 10 years, U.S. Treasury yields were kept in check throughout the period. As the chart below shows, after beginning January at a period high of 2.27%, 10-year U.S. Treasury yields declined through early February. Through the remainder of the period, 10-year U.S. Treasury yields made a series of up-and-down movements on changing views of inflation expectations and potential Fed actions — hovering just above historic lows after the late-June Brexit vote — before finding a period low of 1.46% (June 27 & 28) and settling at 1.49% to end the period. Yields on 2-year U.S. Treasuries charted a similar course, beginning the calendar year at a period high of 1.06% before closing June at a period low of 0.58%. Meanwhile, following on the heels of the Fed’s 0.25% rate increase in December 2015, 3-month U.S. Treasury yields began January at a period low of 0.16%. Through the remainder of the period, 3-month Treasury yields tracked between that starting-point low and a high of 0.36% (March 2) before finishing the 6-month period at 0.26%8.

[6]	Source: Bloomberg. The MSCI Europe, Australasia and Far East Free (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, Israel, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2016, the MSCI ACWI ex-U.S. Index consisted of 45 developed and emerging market country indices. The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[7]	Source: Barclays Inc. The Barclays Intermediate U.S. Government/Credit Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least $250 million. It is not possible to invest directly in an index. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[8]	Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A 2-year U.S. Treasury Note and a 10-year U.S. Treasury Note are debt obligations issued by the U.S. Treasury with maturities of 2 and 10 years, respectively, and that pay interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

Economic uncertainty and equity market volatility drove investors into U.S. Treasuries early in 2016, and additional easy monetary policy measures implemented by foreign central banks — as well as the uncertainty caused by England’s June Brexit vote — continued to make these securities and other U.S. fixed income instruments relatively attractive investments through June 30, 2016.

Look for a detailed discussion of factors that impacted the performance of the Variable Product underlying Funds during the time frame of January 1, 2016, through December 31, 2016, in the State Farm Variable Product Trust Annual Report.

On behalf of the entire State Farm Variable Products team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Variable Product Trust Large Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 7 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Large Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 12 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Stock and Bond Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total investments as of June 30, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[2]
Large Cap Equity Fund
Actual	1,000.00	1,009.13	0.70%	3.50
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52
Small/Mid Cap Equity Fund
Actual	1,000.00	1,006.50	0.90%	4.49
Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90%	4.52
International Equity Fund
Actual	1,000.00	960.72	1.00%	4.88
Hypothetical (5% return before expenses)	1,000.00	1,019.89	1.00%	5.02
Large Cap Equity Index Fund
Actual	1,000.00	1,037.25	0.24%	1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.67	0.24%	1.21
Small Cap Equity Index Fund
Actual	1,000.00	1,021.23	0.40%	2.01
Hypothetical (5% return before expenses)	1,000.00	1,022.87	0.40%	2.01
International Equity Index Fund
Actual	1,000.00	965.60	0.57%	2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.57%	2.87
Stock and Bond Balanced Fund[3]
Actual	1,000.00	1,039.20	0.00%	0.00
Hypothetical (5% return before expenses)	1,000.00	1,024.86	0.00%	0.00

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016[2]
Bond Fund
Actual	1,000.00	1,041.68	0.58%	2.94
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.58%	2.92
Money Market Fund[4]
Actual	1,000.00	1,000.00	0.36%	1.79
Hypothetical (5% return before expenses)	1,000.00	1,023.07	0.36%	1.81

[1]	This expense example reflects only the underlying Fund fees. As an owner of an interest in an Account you do not directly own shares of an underlying Fund. Instead, you allocate premiums to a subaccount of the Account and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in an Account also is subject to contract level fees and expenses that are not included in this expense example.

[2]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

[3]	The expense examples do not reflect acquired fund fees and expenses.

[4]	Restated Expense Example Table for Money Market Fund. The State Farm Variable Product Trust Board of Trustees approved reducing the management fee for the Money Market Fund from 0.40% to 0.10% of the Fund’s average daily net assets effective May 1, 2016. The example below reflects this reduction in management fees as if the reduction had been in effect throughout the entire period January 1, 2016 to June 30, 2016.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Period January 1, 2016 to June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Money Market Fund
Actual	1,000.00	1,000.00	0.20%	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.87	0.20%	1.01

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 17, 2016, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), on behalf of its nine separate series (each a “Fund,” and together the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust, and BlackRock Fund Advisors (“BlackRock”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Westwood Management Corp. (“Westwood”) with respect to the Large Cap Equity Fund, (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the Small/Mid Cap Equity Fund and the Large Cap Equity Fund, and, (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Rainier Investment Management, LLC (“Rainier”) with respect to the Small/Mid Cap Equity Fund. Together the sub-advisory agreements between SFIMC and BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for six of the Funds. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund.

The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Marsico and Northern Cross
Large Cap Equity Index Fund	BlackRock
Small Cap Equity Index Fund	BlackRock
International Equity Index Fund	BlackRock

Prior to the June 17, 2016 meeting, independent legal counsel to the Independent Trustees sent BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 17th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Variable Product Trust and its Independent Trustees regarding the Board member’s responsibilities (particularly the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Variable Product Trust also reviewed contract review materials at meetings held on March 18, 2016 and May 24, 2016, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered the various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, as well as returns for the appropriate

Morningstar Category Average composite, which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications. The performance of the Funds is discussed below for certain periods (one-, three-, five- and 10-year periods), which periods end March 31, 2016.

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, with each Fund having a minimal level of tracking error. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Large Cap Equity Fund, Small/Mid Cap Equity Fund and International Equity Fund, including as compared to their applicable Morningstar Category Average composites. SFIMC management explained to the Board that the relative performance of the Large Cap Equity Fund lagged during the 10-year time period because of a change in the way the Large Cap Equity Fund was managed during the period and because of the performance of a previous sub-adviser to the Large Cap Equity Fund. SFIMC management explained to the Board that the Large Cap Equity Fund ranked in the top quartile of its Morningstar Category Average composite for the three- and five-year periods. A lower quartile ranking equates to higher relative performance. The performance of the Small/Mid Cap Equity Fund and the International Equity Fund over the periods examined was competitive with each Fund’s Morningstar Category Average composite. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund. The performance of the Bond Fund lagged its Morningstar Category Average composite over the five-year time frame. SFIMC explained that this underperformance likely resulted from the market environment where higher-risk, lower credit-quality bonds outperformed relative to the lower-risk, higher credit-quality bonds. After extensive discussion of this and other performance information, including the Fund’s outperforming its benchmark index for the one- and ten-year time frames, the Board concluded that the investment performance of the Bond Fund over the periods reviewed was acceptable.

The Board reviewed the performance of the Money Market Fund and the Stock and Bond Balanced Fund. The Strategic Insight Report indicated that the overall recent performance of the Money Market Fund was competitive with the Fund’s benchmark index and Morningstar Category Average composite, and that its returns were within 0.01% of the third quartile for the three- and five-year periods. The Board considered also that the Stock and Bond Balanced Fund ranked in the first quartile of its performance category for the 1-, 3-, 5- and 10-year periods. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures and evaluated the relative rankings of each Fund’s net total, net management and net operating expenses. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC has continued waiving fees it is entitled to receive from that Fund. SFIMC management also previously had explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts to which the Funds are sold. The Board also took note that SFIMC did not manage any institutional client, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board considered that none of the Funds were subject to net total expenses that were in the fourth quartile of net total expenses of the peer group of funds as compiled by Strategic Insight. The Board concluded that the advisory and sub-advisory fees which directly or indirectly are part of each Fund’s fee structure and expense ratio were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub- Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Variable Product Trust. Finally, the Board considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by a Fund as the Fund increases in size (an arrangement commonly known as “breakpoints”) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. The Board considered that the Advisory Agreement and the Sub-Advisory Agreements include breakpoints for several of the Funds. The Board also noted that, to achieve certain breakpoints, assets of certain Funds are aggregated with assets of mutual funds from another trust advised by SFIMC. Despite the breakpoints that exist in the Advisory and Sub-Advisory Agreements, SFIMC management does not anticipate that the Funds will experience significant new economies of scale. SFIMC management does not anticipate significant increases in the Funds’ assets because State Farm currently is not selling new variable insurance policies, the separate accounts of which invest in the Funds. Any potential future growth of Fund assets could result from market appreciation of the Funds’ assets and/or existing State Farm variable insurance policyholders’ making additional or new contributions into those policies.

The Board next discussed whether SFIMC or a Sub-Adviser derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Variable Product Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2017, and

•	Continuation of each Sub-Advisory Agreement through June 30, 2017.

Board Approval of Investment Sub-Advisory Agreement

Effective December 1, 2006, Rainier Investment Management, LLC (formerly known as Rainier Investment Management, Inc.) was appointed as an investment sub-adviser to a portion of the Small/Mid Cap Equity Fund series of State Farm Variable Product Trust (the “Trust”). The other investment sub-adviser to the Small/Mid Cap Equity Fund is Bridgeway Capital Management, Inc. The sub-advisory agreement between the Trust, State Farm Investment Management Corp. (the “Manager”) and Rainier Investment Management, LLC (“Rainier”) (the “Rainier Sub-Advisory Agreement”) was terminated effective April 30, 2016.

Before April 30, 2016, the outstanding voting securities of Rainier were wholly owned by multiple individuals who were employed by Rainier. Effective April 30, 2016, Manning and Napier Group, LLC acquired a majority of the outstanding voting securities of Rainier (the “Manning and Napier Transaction”) and determined not to rename Rainier. The Manning and Napier Transaction resulted in a change of control of Rainier. Under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), a change in control of an investment sub-adviser results in the automatic termination of the investment sub-advisory agreement; consequently, upon the close of the Manning and Napier Transaction on April 30, 2016, the Rainier Sub-Advisory Agreement was automatically terminated. Beginning April 30, 2016, Rainier, as an entity a majority of whose outstanding voting securities are owned by Manning and Napier Group, LLC (“New Rainier”), has served as investment sub-adviser to a portion of the Trust’s Small/Mid Cap Equity Fund because effective as of that date the Trust, the Manager and New Rainier entered into a Sub-Advisory Agreement (referred to as the “New Rainier Sub-Advisory Agreement”) in a form substantially similar to the previously effective version of the Rainier Sub-Advisory Agreement that terminated April 30, 2016.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on March 18, 2016 (the “Meeting”), all of the Trustees present, constituting the entire Board, including all of those Trustees present who were not “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), voted unanimously to, among other things, approve the New Rainier Sub-Advisory Agreement. In connection with that approval, the Manager provided the Board with information that the Manager believed would be useful to the Board in evaluating whether to approve the New Rainier Sub-Advisory Agreement. In addition, the Board received and reviewed a memorandum from the legal counsel to the Trust and their Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering these actions.

The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the New Rainier Sub-Advisory Agreement are discussed separately below.

Investment Performance

The Manager explained to the Board that, after the closing of the Manning and Napier Transaction, the same Rainier portfolio managers employing the same investment strategies would continue to serve as portfolio managers to Rainier’s portion of the Small/Mid Cap Equity Fund. After the closing of the Manning and Napier Transaction, the portfolio managers for the Small/Mid Cap Equity Fund will be employed by New Rainier. Therefore, the Board determined that Rainier’s performance as sub-adviser to the Small/Mid Cap Equity Fund was relevant to the Board’s consideration of the New Rainier Sub-Advisory Agreement because it was reasonable to expect similar performance results by New Rainier. The Board reviewed its previous consideration of the Small/Mid Cap Equity Fund’s investment performance, which consideration occurred at the Board’s regular meeting on June 12, 2015 (the date that the Board last approved the continuation of the original “Rainier Sub-Advisory Agreement”). Among other things, the Board had examined at that time the year-to-date, one-, three-, five-, and ten-year performance of Rainier’s portion of the Small/Mid Cap Equity Fund as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures. The Board had concluded at that time that the performance of the Small/Mid Cap Equity Fund generally was acceptable in light of all circumstances. After considering this information, the Board concluded that it is likely that New Rainier may be expected to produce similar performance results for New Rainier’s portion of the Small/Mid Cap Equity Fund.

Fees and Expenses

The Board considered the costs of the services proposed to be provided by New Rainier. The Board first noted that there were no changes proposed in the sub-advisory fees and that, at its regular meeting on June 12, 2015, the Board had concluded that the overall fees charged by Rainier for providing services to the Small/Mid Cap Equity Fund were competitive. The Board also considered that the overall costs to the shareholders of the Small/Mid Cap Equity Fund would not change as a result of the New Rainier Sub-Advisory Agreement because the Manager was solely responsible for the payment of the sub-advisory fees. After considering this information, the Board concluded that the proposed sub-advisory fees to be paid to New Rainier pursuant to the New Rainier Sub-Advisory Agreement were reasonable and would be in the best interests of the Fund’s shareholders.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the sub-advisory services proposed to be provided by New Rainier to the Small/ Mid Cap Equity Fund. The Board had considered the make-up, education and experience of the team that will be responsible for managing the Small/Mid Cap Equity Fund at New Rainier, and noted that the team will remain the same. After considering all of this information, the Board concluded that New Rainier should have more than sufficient resources and expertise to sub-advise the Small/ Mid Cap Equity Fund, and that New Rainier would be able to provide satisfactory services to the Trust. The Board also considered the view of the Trust’s Chief Compliance Officer that the compliance policies and procedures of New Rainier were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Because the Manager’s investment advisory fees charged to the Small/Mid Cap Equity Fund currently do not include breakpoints, economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve the New Rainier Sub-Advisory Agreement.

The Board next discussed whether New Rainier will derive any other direct or indirect benefits from serving as investment sub-adviser to the Small/Mid Cap Equity Fund. The Manager indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that New Rainier (and its respective affiliates,) receive (or would receive) for providing various services to the Small/Mid Cap Equity Fund. The Board concluded the ancillary or so-called “fallout” benefits New Rainier may receive in managing the assets of the Small/Mid Cap Equity Fund will not prevent New Rainier from appropriately managing the assets of the Small/Mid Cap Equity Fund.

Action Taken

Based on the Board’s deliberations and its evaluation of the recommendations of the Manager and the information provided by the Manager, the Board, including all of the Independent Trustees present at the Meeting, unanimously approved the New Rainier Sub-Advisory Agreement to become effective April 30, 2016, the closing of the Manning and Napier Transaction.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.95%)
Consumer Discretionary (14.65%)
Amazon.com Inc. (a)	500	$357,810
AutoZone Inc. (a)	500	396,920
CBS Corp. Class B	5,700	310,308
Comcast Corp. Class A	18,300	1,192,977
Darden Restaurants Inc.	4,700	297,698
Foot Locker Inc.	5,200	285,272
Home Depot Inc., The	7,400	944,906
L Brands Inc.	4,000	268,520
Lear Corp.	2,800	284,928
Lowe’s Companies Inc.	4,800	380,016
Michael Kors Holdings Ltd. (a)	7,400	366,152
Netflix Inc. (a)	3,200	292,736
NIKE Inc. Class B	5,100	281,520
O’Reilly Automotive Inc. (a)	2,600	704,860
Ross Stores Inc.	6,600	374,154
Scripps Networks Interactive Class A	4,400	273,988
Skechers U.S.A. Inc. Class A (a)	10,000	297,200
Time Warner Inc.	8,300	610,382
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,700	414,188
Under Armour Inc. Class A (a)	5,800	232,754
Under Armour Inc. Class C (a)	5,841	212,619
VF Corp.	9,600	590,304

		9,370,212

Consumer Staples (13.58%)
Clorox Co., The	2,400	332,136
Colgate-Palmolive Co.	9,800	717,360
Constellation Brands Inc. Class A	2,900	479,660
CVS Health Corp.	10,000	957,400
Estee Lauder Companies Inc. Class A, The	1,700	154,734
General Mills Inc.	7,400	527,768
Hormel Foods Corp.	14,400	527,040
JM Smucker Co., The	2,700	411,507
Kellogg Co.	4,100	334,765
Kimberly-Clark Corp.	3,000	412,440
Kroger Co., The	13,000	478,270
McCormick & Company Inc.	6,500	693,355
Monster Beverage Corp. (a)	2,500	401,775
PepsiCo Inc.	10,100	1,069,994
Sysco Corp.	8,800	446,512
Tyson Foods Inc. Class A	4,600	307,234
Walgreens Boots Alliance Inc.	5,200	433,004

		8,684,954

Energy (5.68%)
Antero Resources Corp. (a)	6,400	166,272
Chevron Corp.	6,400	670,912
EOG Resources Inc.	7,400	617,308
EQT Corp.	3,800	294,234
Exxon Mobil Corp.	9,300	871,782
Schlumberger Ltd.	6,200	490,296
Tesoro Corp.	4,600	344,632

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Valero Energy Corp.	3,500	$178,500

		3,633,936

Financials (13.34%)
Allstate Corp., The	9,500	664,525
Ally Financial Inc. (a)	15,700	267,999
American International Group Inc.	13,600	719,304
Bank of America Corp.	58,300	773,641
Chubb Ltd.	5,700	745,047
Discover Financial Services	6,000	321,540
Equinix Inc.	900	348,957
FactSet Research Systems Inc.	2,100	338,982
Invesco Ltd.	19,200	490,368
JPMorgan Chase & Co.	16,500	1,025,310
Public Storage	1,100	281,149
Reinsurance Group of America Inc.	3,700	358,863
Santander Consumer USA Holdings Inc. (a)	26,800	276,844
Simon Property Group Inc.	3,700	802,530
Wells Fargo & Co.	23,600	1,116,988

		8,532,047

Health Care (13.06%)
Abbott Laboratories	21,300	837,303
Aetna Inc.	8,400	1,025,892
Becton, Dickinson and Co.	4,300	729,237
Cardinal Health Inc.	2,900	226,229
Centene Corp. (a)	3,000	214,110
Cigna Corp.	5,000	639,950
DENTSPLY SIRONA Inc.	5,000	310,200
DexCom Inc. (a)	3,900	309,387
Edwards Lifesciences Corp. (a)	6,200	618,326
Gilead Sciences Inc.	3,500	291,970
HCA Holdings Inc. (a)	3,900	300,339
Henry Schein Inc. (a)	2,000	353,600
IDEXX Laboratories Inc. (a)	3,400	315,724
Johnson & Johnson	12,800	1,552,640
United Therapeutics Corp. (a)	2,200	233,024
UnitedHealth Group Inc.	2,800	395,360

		8,353,291

Industrials (13.41%)
Acuity Brands Inc.	1,200	297,552
Alaska Air Group Inc.	4,200	244,818
American Airlines Group Inc.	7,100	201,001
Boeing Co., The	4,500	584,415
Delta Air Lines Inc.	7,800	284,154
Equifax Inc.	3,000	385,200
FedEx Corp.	3,100	470,518
General Dynamics Corp.	4,600	640,504
HD Supply Holdings Inc. (a)	9,700	337,754
Honeywell International Inc.	9,400	1,093,408
Lockheed Martin Corp.	1,900	471,523

14	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Northrop Grumman Corp.	1,500	$333,420
Raytheon Co.	2,700	367,065
Southwest Airlines Co.	13,300	521,493
Spirit AeroSystems Holdings Class A (a)	6,500	279,500
Stanley Black & Decker Inc.	3,100	344,782
Union Pacific Corp.	7,000	610,750
United Continental Holdings Inc. (a)	10,000	410,400
United Technologies Corp.	6,800	697,340

		8,575,597

Information Technology (18.48%)
Accenture PLC Class A	3,300	373,856
Alphabet Inc. Class C (a)	500	346,050
Amdocs Ltd.	16,300	940,836
Apple Inc.	8,400	803,040
Autodesk Inc. (a)	5,300	286,942
Booz Allen Hamilton Holding Corp.	22,486	666,485
Broadcom Ltd.	2,000	310,800
Cadence Design Systems Inc. (a)	16,600	403,380
CDW Corp. of Delaware	9,400	376,752
DST Systems Inc.	5,450	634,544
Electronic Arts Inc. (a)	7,100	537,896
Facebook Inc. Class A (a)	5,300	605,684
Fiserv Inc. (a)	4,800	521,904
Global Payments Inc.	5,400	385,452
Jack Henry & Associates Inc.	3,700	322,899
Juniper Networks Inc.	11,900	267,631
Lam Research Corp.	4,400	369,864
Micron Technology Inc. (a)	26,700	367,392
Microsoft Corp.	11,900	608,923
NVIDIA Corp.	6,500	305,565
PayPal Holdings Inc. (a)	16,400	598,764
Texas Instruments Inc.	12,700	795,655
Total System Services Inc.	6,600	350,526
VeriSign Inc. (a)	7,400	639,804

		11,820,644

Materials (2.13%)
Dow Chemical Co., The	6,100	303,231
Sherwin-Williams Co., The	3,600	1,057,212

		1,360,443

Telecommunication Services (1.12%)
Verizon Communications Inc.	12,900	720,336

Utilities (2.50%)
NextEra Energy Inc.	5,100	665,040
WEC Energy Group Inc.	14,300	933,790

		1,598,830

Total Common Stocks
(cost $54,990,784)		62,650,290

Shares		Value
Short-term Investments (1.96%)
JPMorgan U.S. Government Money Market Fund Agency Shares	1,254,917	$1,254,917

Total Short-term Investments
(cost $1,254,917)		1,254,917

TOTAL INVESTMENTS (99.91%)
(cost $56,245,701)		63,905,207
OTHER ASSETS, NET OF LIABILITIES (0.09%)		56,415

NET ASSETS (100.00%)		$63,961,622

(a)	Non-income producing security.

See accompanying notes to financial statements.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.70%)
Consumer Discretionary (12.20%)
1-800-FLOWERS.COM Inc. (a)	33,900	$305,778
Bassett Furniture Industries Inc.	10,000	239,400
Brunswick Corp.	7,450	337,634
Burlington Stores Inc. (a)	3,360	224,146
Coach Inc.	6,520	265,625
Cooper-Standard Holding Inc. (a)	4,300	339,657
Dollar Tree Inc. (a)	3,670	345,860
Helen of Troy Ltd. (a)	2,110	216,992
Isle of Capri Casinos Inc. (a)	31,700	580,744
Lennar Corp. Class A	8,760	403,836
LGI Homes Inc. (a)	13,100	418,414
Live Nation Entertainment Inc. (a)	8,250	193,875
Mohawk Industries Inc. (a)	5,150	977,264
Newell Brands Inc.	8,370	406,531
Perry Ellis International Inc. (a)	13,300	267,596
Polaris Industries Inc.	2,870	234,651
Royal Caribbean Cruises Ltd.	5,020	337,095
Sportsman’s Warehouse Holdings Inc. (a)	24,500	197,470
Stage Stores Inc.	16,300	79,544
Time Inc.	19,200	316,032
Tractor Supply Co.	4,830	440,399
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,160	282,622

		7,411,165

Consumer Staples (7.17%)
Casey’s General Stores Inc.	4,190	551,027
Central Garden & Pet Co. Class A (a)	22,700	492,817
Constellation Brands Inc. Class A	1,070	176,978
Lancaster Colony Corp.	2,300	293,503
National Beverage Corp. (a)	7,200	452,232
Pinnacle Foods Inc.	7,230	334,677
Sanderson Farms Inc.	4,600	398,544
Snyder’s-Lance Inc.	11,260	381,601
Spectrum Brands Holdings Inc.	2,710	323,330
SUPERVALU Inc. (a)	55,000	259,600
TreeHouse Foods Inc. (a)	2,230	228,910
WhiteWave Foods Co. (a)	9,830	461,420

		4,354,639

Energy (4.59%)
Alon USA Energy Inc.	20,100	130,248
Cimarex Energy Co.	1,350	161,082
Concho Resources Inc. (a)	6,720	801,494
Newfield Exploration Co. (a)	19,690	869,904
Renewable Energy Group Inc. (a)	30,600	270,198
Scorpio Tankers Inc.	56,600	237,720
Ship Finance International Ltd.	21,400	315,436

		2,786,082

Financials (29.05%)
American Campus Communities Inc.	6,880	363,746
American Equity Investment Life Holding Co.	19,000	270,750

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Argo Group International Holdings Ltd.	7,040	$365,376
Bank of the Ozarks Inc.	7,010	263,015
Beneficial Bancorp Inc. (a)	22,100	281,112
Brixmor Property Group Inc.	14,400	381,024
Capital Bank Financial Corp. Class A	10,200	293,760
Capitol Federal Financial Inc.	25,400	354,330
Cash America International Inc.	12,400	528,488
CBRE Group Inc. Class A (a)	24,510	649,025
Clifton Bancorp Inc.	24,200	364,694
CNO Financial Group Inc.	18,000	314,280
Colony Starwood Homes	13,100	398,502
Customers Bancorp Inc. (a)	12,200	306,586
E*TRADE Financial Corp. (a)	9,650	226,678
Equinix Inc.	1,680	651,386
Extra Space Storage Inc.	6,360	588,554
FBL Financial Group Inc. Class A	5,700	345,820
FCB Financial Holdings Inc. Class A (a)	10,500	357,000
First BanCorp (a)	50,000	198,500
First Republic Bank	2,120	148,379
Geo Group Inc., The	7,300	249,514
Healthcare Realty Trust Inc.	9,500	332,405
Healthcare Trust of America Inc. Class A	15,670	506,768
Heritage Insurance Holdings Inc.	13,600	162,792
Impac Mortgage Holdings Inc. (a)	15,800	247,744
Intercontinental Exchange Inc.	1,390	355,784
Invesco Ltd.	6,360	162,434
Investors Bancorp Inc.	29,500	326,860
Kearny Financial Corp.	23,900	300,662
Ladder Capital Corp.	23,158	282,528
Lazard Ltd. Class A	2,650	78,917
National Western Life Group Inc. Class A	1,500	292,905
Navigators Group Inc., The	4,500	413,865
Nelnet Inc. Class A	9,100	316,225
Northwest Bancshares Inc.	29,300	434,519
Old Republic International Corp.	8,780	169,366
OneBeacon Insurance Group Ltd. Class A	26,200	361,560
PrivateBancorp Inc.	7,800	343,434
Progressive Corp., The	7,510	251,585
Prologis Inc.	12,620	618,885
Provident Financial Services Inc.	15,300	300,492
Ramco-Gershenson Properties Trust	19,300	378,473
Selective Insurance Group Inc.	14,000	534,940
Signature Bank (a)	1,940	242,345
State Auto Financial Corp.	6,300	138,033
Summit Hotel Properties Inc.	24,800	328,352
Synovus Financial Corp.	11,560	335,124
Talmer Bancorp Inc. Class A	22,500	431,325
Valley National Bancorp	16,800	153,216
Webster Financial Corp.	8,300	281,785
Western Alliance Bancorp (a)	11,160	364,374

16	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Wilshire Bancorp Inc.	28,900	$301,138

		17,649,354

Health Care (8.59%)
Acadia Healthcare Company Inc. (a)	5,680	314,672
Akorn Inc. (a)	11,180	318,462
Amedisys Inc. (a)	7,400	373,552
AMN Healthcare Services Inc. (a)	11,600	463,652
Boston Scientific Corp. (a)	11,480	268,288
Envision Healthcare Holdings (a)	10,540	267,400
Incyte Corp. (a)	1,080	86,378
LHC Group Inc. (a)	6,700	289,976
Medivation Inc. (a)	2,990	180,298
MEDNAX Inc. (a)	7,940	575,094
NuVasive Inc. (a)	5,570	332,640
Owens & Minor Inc.	9,100	340,158
PDL BioPharma Inc.	61,400	192,796
Perrigo Co. PLC	1,520	137,818
Teleflex Inc.	890	157,806
Triple-S Management Corp. Class B (a)	15,900	388,437
Universal Health Services Inc. Class B	1,850	248,085
VCA Inc. (a)	4,190	283,286

		5,218,798

Industrials (13.76%)
A.O. Smith Corp.	5,180	456,410
ABM Industries Inc.	10,100	368,448
Acco Brands Corp. (a)	34,200	353,286
Acuity Brands Inc.	1,680	416,574
AMETEK Inc.	6,210	287,088
Atlas Air Worldwide Holdings Inc. (a)	6,700	277,514
Comfort Systems USA Inc.	10,400	338,728
Cubic Corp.	7,900	317,264
Dycom Industries Inc. (a)	1,600	143,616
General Cable Corp.	13,100	166,501
Global Brass & Copper Holdings Inc.	18,600	507,594
HD Supply Holdings Inc. (a)	11,020	383,716
Ingersoll-Rand PLC	4,980	317,126
Insteel Industries Inc.	10,600	303,054
JetBlue Airways Corp. (a)	16,890	279,698
Kansas City Southern	3,280	295,495
Lennox International Inc.	1,060	151,156
Middleby Corp., The (a)	2,360	271,990
Mistras Group Inc. (a)	12,200	291,214
SkyWest Inc.	29,200	772,632
Snap-on Inc.	2,080	328,266
Southwest Airlines Co.	14,640	574,034
Textainer Group Holdings Ltd.	18,100	201,634
Titan Machinery Inc. (a)	21,800	243,070
UniFirst Corp.	2,700	312,444

		8,358,552

Information Technology (10.84%)
Amkor Technology Inc. (a)	75,700	435,275
Amphenol Corp. Class A	3,820	219,000

	Shares	Value
Common Stocks (Cont.)
Information Technology (cont.)
Analog Devices Inc.	2,850	$161,424
Broadcom Ltd.	2,140	332,556
Cadence Design Systems Inc. (a)	4,760	115,668
CoStar Group Inc. (a)	2,090	456,999
Euronet Worldwide Inc. (a)	3,410	235,938
Extreme Networks Inc. (a)	91,900	311,541
Fortinet Inc. (a)	6,980	220,498
Gartner Inc. (a)	1,740	169,493
Lam Research Corp.	3,610	303,457
MACOM Technology Solutions Holdings Inc. (a)	9,700	319,906
Mentor Graphics Corp.	11,900	252,994
NXP Semiconductors NV (a)	3,200	250,688
ON Semiconductor Corp. (a)	28,200	248,724
Palo Alto Networks Inc. (a)	2,470	302,921
Sanmina Corp. (a)	20,400	546,924
Silver Spring Networks Inc. (a)	23,300	283,095
Tech Data Corp. (a)	3,800	273,030
Total System Services Inc.	6,180	328,220
TTM Technologies Inc. (a)	45,100	339,603
Tyler Technologies Inc. (a)	2,870	478,458

		6,586,412

Materials (6.26%)
American Vanguard Corp.	22,100	333,930
Axalta Coating Systems Ltd. (a)	4,920	130,528
Eagle Materials Inc.	5,400	416,610
Innospec Inc.	7,000	321,930
Nucor Corp.	3,270	161,571
Rayonier Advanced Materials Inc.	29,900	406,341
Schnitzer Steel Industries Inc. Class A	18,300	322,080
Sherwin-Williams Co., The	910	267,240
Stepan Co.	5,300	315,509
Vulcan Materials Co.	9,360	1,126,570

		3,802,309

Telecommunication Services (1.30%)
ATN International Inc.	4,200	326,802
Windstream Holdings Inc.	49,800	461,646

		788,448

See accompanying notes to financial statements.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (3.94%)
American Water Works Co. Inc.	3,990	$337,195
Middlesex Water Co.	10,500	455,490
Otter Tail Corp.	10,500	351,645
Spire Inc.	6,400	453,376
Talen Energy Corp. (a)	29,600	401,080
WGL Holdings Inc.	5,600	396,424

		2,395,210

Total Common Stocks
(cost $57,010,266)		59,350,969

Short-term Investments (2.53%)
JPMorgan U.S. Government Money Market Fund Agency Shares	1,536,810	1,536,810

Total Short-term Investments
(cost $1,536,810)		1,536,810

TOTAL INVESTMENTS (100.23%)
(cost $58,547,076)		60,887,779
LIABILITIES, NET OF OTHER ASSETS (-0.23%)		(141,261)

NET ASSETS (100.00%)		$60,746,518

(a)	Non-income producing security.

18	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (a) (96.90%)
Australia (3.48%)
Domino’s Pizza Enterprises Ltd.	13,865	$713,458
REA Group Ltd.	16,906	758,704

		1,472,162

Austria (0.50%)
Erste Group Bank AG	9,290	211,514

Belgium (2.72%)
Anheuser-Busch InBev SA/NV	8,770	1,151,100

Brazil (0.13%)
Ambev SA	4,800	28,466
Ambev SA ADR	4,802	28,380

		56,846

Canada (5.93%)
Barrick Gold Corp.	5,347	114,158
Constellation Software Inc.	1,683	651,354
Dollarama Inc.	9,433	658,583
Element Financial Corp.	82,130	870,917
IMAX Corp. (b)	7,276	214,497

		2,509,509

China (2.69%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	6,229	495,392
Ctrip.com International Ltd. ADR (b)	15,569	641,443

		1,136,835

Colombia (1.33%)
Bancolombia SA Sponsored ADR	6,517	227,574
Cementos Argos SA	37,194	151,788
Grupo Argos SA	8,170	51,746
Grupo Aval Acciones y Valores SA ADR	4,696	37,803
Grupo de Inversiones Suramericana	7,005	91,853

		560,764

Denmark (3.61%)
Novo Nordisk A/S Class B	28,359	1,527,214

France (9.21%)
AXA SA	15,075	298,073
Cie Generale des Etablissements Michelin Class B	3,801	358,208
Essilor International SA	4,219	554,499
Hermes International	72	26,840
JC Decaux SA	18,798	633,809
L’Oreal SA	2,080	398,223
LVMH Moet Hennessy Louis Vuitton SE	948	142,896
Pernod Ricard SA	3,871	428,583
Schneider Electric SE (Paris)	5,361	312,763
Unibail-Rodamco SE (Amsterdam)	2,029	524,890
Unibail-Rodamco SE (Paris)	87	22,558

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Vivendi	10,506	$196,554

		3,897,896

Germany (7.22%)
Allianz SE Reg.	2,166	308,996
Bayer AG Reg.	2,577	258,820
Daimler AG Registered Shares	2,337	139,842
Fresenius Medical Care AG & Co. KGaA	2,293	199,735
Fresenius SE & Co. KGaA	4,183	307,356
Linde AG	2,402	334,686
SAP SE	4,203	315,667
Scout24 AG (b) (c)	14,419	535,963
Wirecard AG	14,868	654,874

		3,055,939

Hong Kong (4.17%)
AIA Group Ltd.	117,400	704,488
MGM China Holdings Ltd.	6,000	7,819
Tencent Holdings Ltd.	45,800	1,051,830

		1,764,137

India (1.09%)
HDFC Bank Ltd. ADR	6,977	462,924

Ireland (6.71%)
Alkermes PLC (b)	5,729	247,607
Allergan PLC (b)	3,721	859,886
Medtronic PLC	13,179	1,143,542
Ryanair Holdings PLC SP ADR	8,454	587,891

		2,838,926

Italy (0.80%)
Yoox Net-A-Porter Group SpA (b)	14,525	337,105

Japan (8.45%)
Dentsu Inc.	5,100	239,067
Fanuc Corp.	4,800	780,832
Hoya Corp.	5,200	185,723
Japan Tobacco Inc.	7,900	318,387
MISUMI Group Inc.	36,200	653,580
NEXT Co. Ltd.	34,900	312,361
SMC Corp.	900	221,424
START TODAY Co. Ltd.	8,900	470,442
Tokio Marine Holdings Inc.	11,800	392,834

		3,574,650

Malaysia (0.23%)
Genting Berhad	44,300	90,234
Genting BHD Warrants (b)	21,382	8,168

		98,402

See accompanying notes to financial statements.	19

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (4.90%)
ASML Holding NV	11,799	$1,161,472
Heineken NV	5,289	485,117
Mobileye NV (b)	9,220	425,411

		2,072,000

Spain (2.20%)
Aena SA (c)	4,850	642,870
Banco Bilbao Vizcaya Argentaria SA	50,006	286,507

		929,377

Sweden (1.54%)
Atlas Copco AB Class A	16,013	415,892
Investor AB B Shares	7,020	235,842

		651,734

Switzerland (6.33%)
Compagnie Financiere Richemont SA Reg.	5,033	294,605
LafargeHolcim Ltd. Reg.	4,547	190,235
Nestle SA Reg.	7,276	563,732
Novartis AG Reg.	5,545	457,676
Roche Holding AG	2,463	649,936
Swatch Group AG, The	683	198,754
UBS Group AG	24,711	320,640

		2,675,578

United Kingdom (15.74%)
Auto Trader Group PLC (c)	90,097	425,914
British Land Company PLC	9,868	80,121
Diageo PLC	15,721	439,175
Domino’s Pizza Group PLC	150,205	667,345
Great Portland Estates PLC	4,317	36,135
Indivior PLC	22,856	76,906
Land Securities Group PLC	6,175	85,928
Liberty Global PLC Class A (b)	3,434	99,792
Liberty Global PLC LiLAC A (b)	324	10,469
Liberty Global PLC LiLAC C (b)	384	12,469
Liberty Global PLC Series C (b)	3,076	88,127
Lloyds Banking Group PLC	460,983	333,885
Nielsen Holdings PLC	16,435	854,127
Paysafe Group PLC (b)	123,290	643,046
Reckitt Benckiser Group PLC	13,017	1,305,235
Rolls-Royce Holdings PLC	44,444	424,216
Rolls-Royce Holdings PLC C Shares - Entitlement Shares (b) (d)	3,155,524	4,201
Shire PLC	9,867	609,805
Standard Chartered PLC	47,853	363,059
Weir Group PLC, The	5,017	96,896

		6,656,851

United States (7.92%)
Facebook Inc. Class A (b)	5,491	627,511
Freeport-McMoRan Inc.	12,304	137,068
Las Vegas Sands Corp.	18,941	823,744
MasterCard Inc. Class A	6,764	595,638

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Schlumberger Ltd.	7,455	$589,541
Wynn Resorts Ltd.	6,358	576,289

		3,349,791

Total Common Stocks
(cost $38,557,413)		40,991,254

Preferred Stocks (a) (0.02%)
Colombia (0.02%)
Grupo de Inversiones Suramericana, 0.00%	651	8,376

Total Preferred Stocks
(cost $9,100)		8,376

Short-term Investments (5.28%)
State Street Institutional U.S. Government Money Market Fund Premier Class	2,235,740	2,235,740

Total Short-term Investments
(cost $2,235,740)		2,235,740

TOTAL INVESTMENTS (102.20%)
(cost $40,802,253)		43,235,370
LIABILITIES, NET OF CASH AND OTHER ASSETS (-2.20%)		(930,603)

NET ASSETS (100.00%)		$42,304,767

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of these securities amounted to $1,604,747 or 3.79% of net assets.

(d)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

ADR - American Depositary Receipt

20	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
United States Dollar	$12,137,023	28.07
Euro	11,229,520	25.97
British Pound	5,591,867	12.93
Japanese Yen	3,574,650	8.27
Swiss Franc	2,675,578	6.19
Canadian Dollar	2,180,854	5.04
Hong Kong Dollar	1,764,137	4.08
Danish Krone	1,527,214	3.53
Australian Dollar	1,472,162	3.41
Swedish Krona	651,734	1.51
Colombian Peso	303,763	0.70
Malaysian Ringgit	98,402	0.23
Brazilian Real	28,466	0.07

Total Investments	$43,235,370	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$8,721,624	20.62
Information Technology	7,584,072	17.93
Health Care	7,078,705	16.73
Financials	5,904,917	13.96
Consumer Staples	5,146,398	12.16
Industrials	4,994,692	11.81
Materials	979,681	2.32
Energy	589,541	1.39

Total Stocks	40,999,630	96.92
Short-term Investments	2,235,740	5.28
Liabilities, Net of Cash and Other Assets	(930,603)	(2.20)

Net Assets	$42,304,767	100.00%

See accompanying notes to financial statements.	21

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.80%)
Consumer Discretionary (12.00%)
Advance Auto Parts Inc.	2,364	$382,092
Amazon.com Inc. (a)	12,577	9,000,353
AutoNation Inc. (a)	2,396	112,564
AutoZone Inc. (a)	965	766,056
Bed Bath & Beyond Inc.	5,028	217,310
Best Buy Co. Inc.	9,123	279,164
BorgWarner Inc.	7,080	209,002
CarMax Inc. (a)	6,334	310,556
Carnival Corp.	14,252	629,938
CBS Corp. Class B	13,458	732,654
Chipotle Mexican Grill Inc. (a)	946	381,011
Coach Inc.	8,992	366,334
Comcast Corp. Class A	78,591	5,123,347
Darden Restaurants Inc.	3,737	236,702
Delphi Automotive PLC	8,825	552,445
Discovery Communications Inc. Class A (a)	4,925	124,258
Discovery Communications Inc. Class C (a)	7,706	183,788
Dollar General Corp.	9,235	868,090
Dollar Tree Inc. (a)	7,603	716,507
DR Horton Inc.	10,711	337,182
Expedia Inc.	3,837	407,873
Foot Locker Inc.	4,445	243,853
Ford Motor Co.	126,235	1,586,774
GAP Inc., The	7,368	156,349
Garmin Ltd.	3,839	162,850
General Motors Co.	45,509	1,287,905
Genuine Parts Co.	4,842	490,252
Goodyear Tire & Rubber Co., The	8,633	221,523
H&R Block Inc.	7,237	166,451
Hanesbrands Inc.	12,275	308,471
Harley-Davidson Inc.	5,958	269,897
Harman International Industries Inc.	2,332	167,484
Hasbro Inc.	3,669	308,159
Home Depot Inc., The	40,458	5,166,082
Interpublic Group of Companies Inc., The	13,021	300,785
Johnson Controls Inc.	20,990	929,017
Kohl’s Corp.	6,121	232,108
L Brands Inc.	8,247	553,621
Leggett & Platt Inc.	4,455	227,695
Lennar Corp. Class A	6,007	276,923
LKQ Corp. (a)	9,910	314,147
Lowe’s Companies Inc.	28,823	2,281,917
Macy’s Inc.	10,048	337,713
Marriott International Inc. Class A	6,156	409,128
Mattel Inc.	11,087	346,912
McDonald’s Corp.	28,550	3,435,707
Michael Kors Holdings Ltd. (a)	5,760	285,005
Mohawk Industries Inc. (a)	2,056	390,147
Netflix Inc. (a)	13,973	1,278,250
Newell Brands Inc.	14,790	718,350
News Corp. Class A	12,401	140,751
News Corp. Class B	3,619	42,234
NIKE Inc. Class B	43,314	2,390,933
Nordstrom Inc.	4,158	158,212

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	7,758	$632,199
O’Reilly Automotive Inc. (a)	3,147	853,152
Priceline Group Inc., The (a)	1,615	2,016,182
PulteGroup Inc.	10,466	203,982
PVH Corp.	2,631	247,919
Ralph Lauren Corp.	1,883	168,754
Ross Stores Inc.	13,114	743,433
Royal Caribbean Cruises Ltd.	5,491	368,721
Scripps Networks Interactive Class A	3,091	192,477
Signet Jewelers Ltd.	2,558	210,805
Staples Inc.	20,989	180,925
Starbucks Corp.	47,638	2,721,083
Starwood Hotels & Resorts Worldwide Inc.	5,465	404,137
Target Corp.	19,144	1,336,634
TEGNA Inc.	7,115	164,855
Tiffany & Co.	3,597	218,122
Time Warner Inc.	25,585	1,881,521
TJX Companies Inc., The	21,485	1,659,287
Tractor Supply Co.	4,331	394,901
TripAdvisor Inc. (a)	3,734	240,096
Twenty-First Century Fox Inc. Class A	36,247	980,481
Twenty-First Century Fox Inc. Class B	13,569	369,755
Ulta Salon, Cosmetics & Fragrance Inc. (a)	2,019	491,909
Under Armour Inc. Class A (a)	5,882	236,045
Under Armour Inc. Class C (a)	5,923	215,625
Urban Outfitters Inc. (a)	2,737	75,268
VF Corp.	10,825	665,629
Viacom Inc. Class B	11,218	465,210
Walt Disney Co., The	48,495	4,743,781
Whirlpool Corp.	2,501	416,767
Wyndham Worldwide Corp.	3,640	259,277
Wynn Resorts Ltd.	2,636	238,927
Yum! Brands Inc.	13,234	1,097,363

		72,618,053

Consumer Staples (10.32%)
Altria Group Inc.	63,634	4,388,200
Archer-Daniels-Midland Co.	19,025	815,982
Brown-Forman Corp. Class B	3,255	324,719
Campbell Soup Co.	5,823	387,404
Church & Dwight Co. Inc.	4,201	432,241
Clorox Co., The	4,192	580,131
Coca-Cola Co., The	126,600	5,738,778
Colgate-Palmolive Co.	29,054	2,126,753
ConAgra Foods Inc.	14,284	682,918
Constellation Brands Inc. Class A	5,763	953,200
Costco Wholesale Corp.	14,240	2,236,250
CVS Health Corp.	34,922	3,343,432
Dr. Pepper Snapple Group Inc.	6,067	586,254
Estee Lauder Companies Inc. Class A, The	7,186	654,070
General Mills Inc.	19,376	1,381,896
Hershey Co., The	4,536	514,791
Hormel Foods Corp.	8,691	318,091

22	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
JM Smucker Co., The	3,876	$590,741
Kellogg Co.	8,166	666,754
Kimberly-Clark Corp.	11,686	1,606,591
Kraft Heinz Co., The	19,385	1,715,185
Kroger Co., The	31,017	1,141,115
McCormick & Company Inc.	3,736	398,519
Mead Johnson Nutrition Co. Class A	6,038	547,948
Molson Coors Brewing Co. Class B	5,953	602,027
Mondelez International Inc. Class A	50,506	2,298,528
Monster Beverage Corp. (a)	4,586	737,016
PepsiCo Inc.	46,973	4,976,320
Philip Morris International Inc.	50,441	5,130,859
Procter & Gamble Co., The	86,534	7,326,834
Reynolds American Inc.	26,806	1,445,648
Sysco Corp.	17,002	862,681
Tyson Foods Inc. Class A	9,782	653,340
Walgreens Boots Alliance Inc.	28,088	2,338,888
Wal-Mart Stores Inc.	49,634	3,624,275
Whole Foods Market Inc.	10,511	336,562

		62,464,941

Energy (7.22%)
Anadarko Petroleum Corp.	16,659	887,092
Apache Corp.	12,249	681,902
Baker Hughes Inc.	14,178	639,853
Cabot Oil & Gas Corp.	15,259	392,765
Chesapeake Energy Corp. (a)	19,792	84,710
Chevron Corp.	61,274	6,423,353
Cimarex Energy Co.	3,093	369,057
Columbia Pipeline Group Inc.	12,838	327,241
Concho Resources Inc. (a)	4,268	509,044
ConocoPhillips	40,266	1,755,598
Devon Energy Corp.	17,006	616,468
Diamond Offshore Drilling Inc.	2,021	49,171
EOG Resources Inc.	17,932	1,495,887
EQT Corp.	5,609	434,305
Exxon Mobil Corp.	134,825	12,638,496
FMC Technologies Inc. (a)	7,326	195,384
Halliburton Co.	28,033	1,269,615
Helmerich & Payne Inc.	3,501	235,022
Hess Corp.	8,574	515,297
Kinder Morgan Inc.	59,250	1,109,160
Marathon Oil Corp.	27,316	410,013
Marathon Petroleum Corp.	17,136	650,483
Murphy Oil Corp.	5,329	169,196
National-Oilwell Varco Inc.	12,168	409,453
Newfield Exploration Co. (a)	6,416	283,459
Noble Energy Inc.	13,886	498,091
Occidental Petroleum Corp.	24,874	1,879,479
ONEOK Inc.	6,804	322,850
Phillips 66	15,200	1,205,968
Pioneer Natural Resources Co.	5,287	799,447
Range Resources Corp.	5,555	239,643
Schlumberger Ltd.	45,179	3,572,755
Southwestern Energy Co. (a)	12,879	162,018
Spectra Energy Corp.	22,280	816,116

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Tesoro Corp.	3,863	$289,416
Transocean Ltd.	11,339	134,821
Valero Energy Corp.	15,231	776,781
Williams Companies Inc., The	22,090	477,807

		43,727,216

Financials (15.39%)
Affiliated Managers Group Inc. (a)	1,746	245,782
Aflac Inc.	13,444	970,119
Allstate Corp., The	12,249	856,818
American Express Co.	26,288	1,597,259
American International Group Inc.	36,422	1,926,360
American Tower Corp.	13,840	1,572,362
Ameriprise Financial Inc.	5,362	481,776
Aon PLC	8,631	942,764
Apartment Investment and Management Co.	5,052	223,096
Arthur J. Gallagher & Co.	5,730	272,748
Assurant Inc.	1,973	170,290
AvalonBay Communities Inc.	4,436	800,210
Bank of America Corp.	334,332	4,436,586
Bank of New York Mellon Corp.	34,834	1,353,301
BB&T Corp.	26,555	945,624
Berkshire Hathaway Inc. Class B (a)	60,906	8,818,580
BlackRock Inc.	4,088	1,400,263
Boston Properties Inc.	4,974	656,071
Capital One Financial Corp.	16,649	1,057,378
CBRE Group Inc. Class A (a)	9,512	251,878
Charles Schwab Corp., The	38,909	984,787
Chubb Ltd.	15,087	1,972,022
Cincinnati Financial Corp.	4,830	361,719
Citigroup Inc.	95,457	4,046,422
Citizens Financial Group Inc.	17,090	341,458
CME Group Inc.	10,958	1,067,309
Comerica Inc.	5,663	232,919
Crown Castle International Corp.	10,998	1,115,527
Digital Realty Trust Inc.	4,751	517,811
Discover Financial Services	13,412	718,749
E*TRADE Financial Corp. (a)	9,196	216,014
Equinix Inc.	2,268	879,372
Equity Residential	11,823	814,368
Essex Property Trust Inc.	2,118	483,095
Extra Space Storage Inc.	4,050	374,787
Federal Realty Investment Trust	2,338	387,056
Fifth Third Bancorp	25,361	446,100
Franklin Resources Inc.	12,090	403,443
General Growth Properties Inc.	18,857	562,316
Goldman Sachs Group Inc., The	12,565	1,866,908
Hartford Financial Services Group Inc., The	12,844	570,017
HCP Inc.	15,074	533,318
Host Hotels & Resorts Inc.	24,290	393,741
Huntington Bancshares Inc.	25,742	230,133
Intercontinental Exchange Inc.	3,850	985,446
Invesco Ltd.	13,477	344,203
Iron Mountain Inc.	7,808	310,993

See accompanying notes to financial statements.	23

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
JPMorgan Chase & Co.	118,839	$7,384,655
KeyCorp	27,056	298,969
Kimco Realty Corp.	13,748	431,412
Legg Mason Inc.	3,551	104,719
Leucadia National Corp.	10,671	184,928
Lincoln National Corp.	7,801	302,445
Loews Corp.	8,672	356,332
M&T Bank Corp.	5,152	609,121
Macerich Co., The	4,105	350,526
Marsh & McLennan Companies Inc.	16,877	1,155,399
MetLife Inc.	35,759	1,424,281
Moody’s Corp.	5,491	514,562
Morgan Stanley	49,035	1,273,929
Nasdaq Inc.	3,702	239,408
Navient Corp.	11,101	132,657
Northern Trust Corp.	6,970	461,832
People’s United Financial Inc.	10,209	149,664
PNC Financial Services Group Inc.	16,226	1,320,634
Principal Financial Group Inc.	8,782	361,028
Progressive Corp., The	18,920	633,820
Prologis Inc.	16,992	833,288
Prudential Financial Inc.	14,441	1,030,221
Public Storage	4,769	1,218,909
Realty Income Corp.	8,428	584,566
Regions Financial Corp.	41,699	354,858
S&P Global Inc.	8,591	921,471
Simon Property Group Inc.	10,079	2,186,135
SL Green Realty Corp.	3,253	346,347
State Street Corp.	12,953	698,426
Suntrust Banks Inc.	16,352	671,740
Synchrony Financial (a)	26,999	682,535
T. Rowe Price Group Inc.	8,036	586,387
Torchmark Corp.	3,652	225,767
Travelers Companies Inc., The	9,552	1,137,070
U.S. Bancorp	52,878	2,132,570
UDR Inc.	8,650	319,358
Unum Group	7,734	245,864
Ventas Inc.	11,059	805,316
Vornado Realty Trust	5,740	574,689
Wells Fargo & Co.	150,122	7,105,274
Welltower Inc.	11,661	888,218
Weyerhaeuser Co.	24,396	726,269
Willis Towers Watson PLC	4,474	556,163
XL Group PLC	9,419	313,747
Zions Bancorporation	6,575	165,230

		93,140,037

Health Care (14.35%)
Abbott Laboratories	47,702	1,875,164
AbbVie Inc.	52,567	3,254,423
Aetna Inc.	11,320	1,382,512
Agilent Technologies Inc.	10,613	470,793
Alexion Pharmaceuticals Inc. (a)	7,295	851,764
Allergan PLC (a)	12,858	2,971,355
AmerisourceBergen Corp.	5,971	473,620
Amgen Inc.	24,423	3,715,959

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Anthem Inc.	8,545	$1,122,300
Baxter International Inc.	17,955	811,925
Becton, Dickinson and Co.	6,922	1,173,902
Biogen Inc. (a)	7,125	1,722,968
Boston Scientific Corp. (a)	44,126	1,031,225
Bristol-Myers Squibb Co.	54,264	3,991,117
C.R. Bard Inc.	2,388	561,562
Cardinal Health Inc.	10,664	831,899
Celgene Corp. (a)	25,184	2,483,898
Centene Corp. (a)	5,503	392,749
Cerner Corp. (a)	9,799	574,221
Cigna Corp.	8,365	1,070,636
DaVita HealthCare Partners Inc. (a)	5,366	414,899
DENTSPLY SIRONA Inc.	7,643	474,172
Edwards Lifesciences Corp. (a)	6,845	682,652
Eli Lilly and Co.	31,517	2,481,964
Endo International PLC (a)	6,475	100,945
Express Scripts Holding Co. (a)	20,630	1,563,754
Gilead Sciences Inc.	43,299	3,612,003
HCA Holdings Inc. (a)	9,762	751,772
Henry Schein Inc. (a)	2,654	469,227
Hologic Inc. (a)	7,996	276,662
Humana Inc.	4,859	874,037
Illumina Inc. (a)	4,760	668,209
Intuitive Surgical Inc. (a)	1,238	818,826
Johnson & Johnson	89,438	10,848,829
Laboratory Corp. of America Holdings (a)	3,293	428,979
Mallinckrodt PLC (a)	3,601	218,869
McKesson Corp.	7,317	1,365,718
Medtronic PLC	45,713	3,966,517
Merck & Co. Inc.	90,048	5,187,665
Mylan NV (a)	13,865	599,523
Patterson Companies Inc.	2,705	129,542
PerkinElmer Inc.	3,543	185,724
Perrigo Co. PLC	4,643	420,981
Pfizer Inc.	197,133	6,941,053
Quest Diagnostics Inc.	4,623	376,358
Regeneron Pharmaceuticals Inc. (a)	2,529	883,203
St. Jude Medical Inc.	9,184	716,352
Stryker Corp.	10,237	1,226,700
Thermo Fisher Scientific Inc.	12,831	1,895,909
UnitedHealth Group Inc.	30,896	4,362,515
Universal Health Services Inc. Class B	2,927	392,511
Varian Medical Systems Inc. (a)	3,093	254,337
Vertex Pharmaceuticals Inc. (a)	8,093	696,160
Waters Corp. (a)	2,631	370,050
Zimmer Biomet Holdings Inc.	6,476	779,581
Zoetis Inc.	14,810	702,882

		86,903,072

Industrials (9.95%)
3M Co.	19,731	3,455,295
Acuity Brands Inc.	1,418	351,607
Alaska Air Group Inc.	4,040	235,492
Allegion PLC	3,144	218,288

24	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
American Airlines Group Inc.	18,777	$531,577
AMETEK Inc.	7,627	352,596
Boeing Co., The	19,461	2,527,400
Caterpillar Inc.	19,007	1,440,921
CH Robinson Worldwide Inc.	4,653	345,485
Cintas Corp.	2,836	278,297
CSX Corp.	31,186	813,331
Cummins Inc.	5,156	579,741
Danaher Corp.	19,484	1,967,884
Deere & Co.	9,700	786,088
Delta Air Lines Inc.	25,208	918,327
Dover Corp.	5,020	347,986
Dun & Bradstreet Corp.	1,168	142,309
Eaton Corp. PLC	14,859	887,528
Emerson Electric Co.	20,824	1,086,180
Equifax Inc.	3,831	491,900
Expeditors International of Washington Inc.	5,844	286,590
Fastenal Co.	9,342	414,691
FedEx Corp.	8,127	1,233,516
Flowserve Corp.	4,212	190,256
Fluor Corp.	4,528	223,140
Fortune Brands Home & Security Inc.	4,986	289,038
General Dynamics Corp.	9,344	1,301,059
General Electric Co.	299,041	9,413,811
Honeywell International Inc.	24,800	2,884,736
Illinois Tool Works Inc.	10,501	1,093,784
Ingersoll-Rand PLC	8,317	529,627
J.B. Hunt Transport Services Inc.	2,885	233,483
Jacobs Engineering Group Inc. (a)	3,943	196,401
Kansas City Southern	3,514	316,576
L-3 Communications Holdings Inc.	2,520	369,659
Lockheed Martin Corp.	8,507	2,111,182
Masco Corp.	10,813	334,554
Nielsen Holdings PLC	11,718	608,984
Norfolk Southern Corp.	9,656	822,015
Northrop Grumman Corp.	5,859	1,302,339
PACCAR Inc.	11,377	590,125
Parker Hannifin Corp.	4,375	472,719
Pentair PLC	5,908	344,377
Pitney Bowes Inc.	6,203	110,413
Quanta Services Inc. (a)	4,811	111,230
Raytheon Co.	9,682	1,316,268
Republic Services Inc.	7,705	395,344
Robert Half International Inc.	4,247	162,066
Rockwell Automation Inc.	4,256	488,674
Rockwell Collins Inc.	4,246	361,504
Roper Technologies Inc.	3,273	558,243
Ryder System Inc.	1,761	107,668
Snap-on Inc.	1,871	295,281
Southwest Airlines Co.	20,660	810,079
Stanley Black & Decker Inc.	4,933	548,648
Stericycle Inc. (a)	2,784	289,870
Textron Inc.	8,781	321,033
TransDigm Group Inc. (a)	1,740	458,821
Tyco International PLC	13,749	585,707

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Union Pacific Corp.	27,406	$2,391,174
United Continental Holdings Inc. (a)	10,906	447,582
United Parcel Service Inc. Class B	22,460	2,419,391
United Rentals Inc. (a)	2,934	196,871
United Technologies Corp.	25,295	2,594,002
Verisk Analytics Inc. (a)	5,006	405,886
W.W. Grainger Inc.	1,839	417,913
Waste Management Inc.	13,420	889,343
Xylem Inc.	5,768	257,541

		60,261,446

Information Technology (19.32%)
Accenture PLC Class A	20,243	2,293,329
Activision Blizzard Inc.	16,421	650,764
Adobe Systems Inc. (a)	16,271	1,558,602
Akamai Technologies Inc. (a)	5,723	320,087
Alliance Data Systems Corp. (a)	1,919	375,970
Alphabet Inc. Class A (a)	9,544	6,714,490
Alphabet Inc. Class C (a)	9,604	6,646,928
Amphenol Corp. Class A	9,974	571,809
Analog Devices Inc.	10,039	568,609
Apple Inc.	178,088	17,025,213
Applied Materials Inc.	35,462	850,024
Autodesk Inc. (a)	7,296	395,005
Automatic Data Processing Inc.	14,812	1,360,778
Broadcom Ltd.	12,074	1,876,300
CA Inc.	9,581	314,544
Cisco Systems Inc.	163,517	4,691,303
Citrix Systems Inc. (a)	4,986	399,329
Cognizant Technology Solutions Corp. Class A (a)	19,723	1,128,945
Corning Inc.	35,043	717,681
CSRA Inc.	4,532	106,185
eBay Inc. (a)	34,359	804,344
Electronic Arts Inc. (a)	9,821	744,039
EMC Corp.	63,506	1,725,458
F5 Networks Inc. (a)	2,227	253,522
Facebook Inc. Class A (a)	75,153	8,588,485
Fidelity National Information Services Inc.	8,940	658,699
First Solar Inc. (a)	2,472	119,843
Fiserv Inc. (a)	7,219	784,922
FLIR Systems Inc.	4,454	137,851
Global Payments Inc.	4,990	356,186
Harris Corp.	4,060	338,766
Hewlett Packard Enterprise Co.	54,091	988,243
HP Inc.	55,908	701,645
Intel Corp.	153,460	5,033,488
International Business Machines Corp.	28,716	4,358,514
Intuit Inc.	8,316	928,149
Juniper Networks Inc.	11,348	255,217
KLA-Tencor Corp.	5,041	369,253
Lam Research Corp.	5,242	440,643
Linear Technology Corp.	7,735	359,910
MasterCard Inc. Class A	31,577	2,780,671

See accompanying notes to financial statements.	25

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Microchip Technology Inc.	6,968	$353,696
Micron Technology Inc. (a)	33,592	462,226
Microsoft Corp.	255,591	13,078,591
Motorola Solutions Inc.	5,137	338,888
NetApp Inc.	9,396	231,048
NVIDIA Corp.	16,549	777,968
Oracle Corp.	101,236	4,143,589
Paychex Inc.	10,402	618,919
PayPal Holdings Inc. (a)	35,742	1,304,940
Qorvo Inc. (a)	4,181	231,042
QUALCOMM Inc.	47,772	2,559,146
Red Hat Inc. (a)	5,914	429,356
salesforce.com inc. (a)	20,708	1,644,422
Seagate Technology PLC	9,598	233,807
Skyworks Solutions Inc.	6,206	392,716
Symantec Corp.	19,749	405,644
TE Connectivity Ltd.	11,665	666,188
Teradata Corp. (a)	4,389	110,032
Texas Instruments Inc.	32,550	2,039,258
Total System Services Inc.	5,441	288,972
VeriSign Inc. (a)	3,146	272,003
Visa Inc. Class A	61,953	4,595,054
Western Digital Corp.	9,090	429,593
Western Union Co.	16,252	311,713
Xerox Corp.	30,805	292,339
Xilinx Inc.	8,275	381,726
Yahoo! Inc. (a)	28,487	1,069,972

		116,956,591

Materials (2.81%)
Air Products & Chemicals Inc.	6,285	892,721
Albemarle Corp.	3,650	289,482
Alcoa Inc.	42,397	393,020
Avery Dennison Corp.	2,896	216,476
Ball Corp.	5,656	408,872
CF Industries Holdings Inc.	7,647	184,293
Dow Chemical Co., The	36,527	1,815,757
E.I. du Pont de Nemours & Co.	28,411	1,841,033
Eastman Chemical Co.	4,787	325,035
Ecolab Inc.	8,626	1,023,044
FMC Corp.	4,328	200,430
Freeport-McMoRan Inc.	40,534	451,549
International Flavors & Fragrances Inc.	2,587	326,143
International Paper Co.	13,313	564,205
LyondellBasell Industries NV Class A	11,062	823,234
Martin Marietta Materials Inc.	2,083	399,936
Monsanto Co.	14,160	1,464,286
Mosaic Co., The	11,415	298,845
Newmont Mining Corp.	17,134	670,282
Nucor Corp.	10,295	508,676
Owens-Illinois Inc. (a)	5,127	92,337
PPG Industries Inc.	8,638	899,648
Praxair Inc.	9,317	1,047,138
Sealed Air Corp.	6,346	291,726
Sherwin-Williams Co., The	2,540	745,922

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Vulcan Materials Co.	4,311	$518,872
WestRock Co.	8,277	321,727

		17,014,689

Telecommunication Services (2.85%)
AT&T Inc.	200,174	8,649,518
CenturyLink Inc.	17,610	510,866
Frontier Communications Corp.	37,609	185,789
Level 3 Communications Inc. (a)	9,359	481,895
Verizon Communications Inc.	132,549	7,401,536

		17,229,604

Utilities (3.59%)
AES Corp., The	21,362	266,598
AGL Resources Inc.	3,898	257,151
Alliant Energy Corp.	7,385	293,184
Ameren Corp.	7,841	420,121
American Electric Power Company Inc.	15,900	1,114,431
American Water Works Co. Inc.	5,764	487,116
CenterPoint Energy Inc.	14,069	337,656
CMS Energy Corp.	9,177	420,857
Consolidated Edison Inc.	9,937	799,332
Dominion Resources Inc.	20,068	1,563,901
DTE Energy Co.	5,812	576,085
Duke Energy Corp.	22,434	1,924,613
Edison International	10,550	819,418
Entergy Corp.	5,780	470,203
Eversource Energy	10,271	615,233
Exelon Corp.	30,101	1,094,472
FirstEnergy Corp.	13,718	478,895
NextEra Energy Inc.	15,028	1,959,651
NiSource Inc.	10,342	274,270
NRG Energy Inc.	10,196	152,838
PG&E Corp.	16,171	1,033,650
Pinnacle West Capital Corp.	3,600	291,816
PPL Corp.	22,102	834,350
Public Service Enterprise Group Inc.	16,398	764,311
SCANA Corp.	4,675	353,710
Sempra Energy	7,733	881,717
Southern Co.	30,560	1,638,933
TECO Energy Inc.	7,718	213,326
WEC Energy Group Inc.	10,221	667,431
Xcel Energy Inc.	16,434	735,915

		21,741,184

Total Common Stocks
(cost $423,664,341)		592,056,833

26	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Short-term Investments (2.27%)
State Street Institutional U.S. Government Money Market Fund Premier Class	13,705,087	$13,705,087

Total Short-term Investments
(cost $ 13,705,087)		13,705,087

TOTAL INVESTMENTS (100.07%)
(cost $ 437,369,428)		605,761,920
LIABILITIES, NET OF CASH (b) AND OTHER ASSETS (-0.07%)		(404,420)

NET ASSETS (100.00%)		$605,357,500

(a)	Non-income producing security.

(b)	At June 30, 2016, cash in the amount of $554,600 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	133	September 2016	$13,976,090	$13,899,830	$(76,260)

See accompanying notes to financial statements.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.59%)
Consumer Discretionary (13.23%)
1-800-FLOWERS.COM Inc. (a)	4,167	$37,586
Aaron’s Inc.	10,832	237,112
Abercrombie & Fitch Co. Class A	11,294	201,146
AMC Entertainment Holdings Inc. Class A	3,601	99,424
American Axle & Manufacturing Holdings Inc. (a)	12,685	183,679
American Eagle Outfitters Inc.	27,518	438,362
American Public Education Inc. (a)	2,504	70,362
America’s Car-Mart Inc. (a)	1,325	37,418
Apollo Education Group Inc. (a)	14,138	128,939
Arctic Cat Inc.	2,029	34,493
Asbury Automotive Group Inc. (a)	3,311	174,622
Ascena Retail Group Inc. (a)	28,471	199,012
Ascent Capital Group LLC Class A (a)	1,722	26,502
Barnes & Noble Education Inc. (a)	6,556	66,543
Barnes & Noble Inc.	10,385	117,870
Bassett Furniture Industries Inc.	1,671	40,004
Beazer Homes USA Inc. (a)	5,112	39,618
Belmond Ltd. Class A (a)	13,945	138,056
Big 5 Sporting Goods Corp.	2,816	26,104
Big Lots Inc.	8,238	412,806
Biglari Holdings Inc. (a)	174	70,181
BJ’s Restaurants Inc. (a)	3,844	168,483
Bloomin’ Brands Inc.	18,814	336,206
Blue Nile Inc.	1,770	48,463
Bob Evans Farms Inc.	3,201	121,478
Bojangles’ Inc. (a)	1,580	26,781
Boot Barn Holdings Inc (a)	1,902	16,395
Boyd Gaming Corp. (a)	13,645	251,068
Bridgepoint Education Inc. (a)	2,834	20,518
Bright Horizons Family Solutions Inc. (a)	7,252	480,880
Buckle Inc., The	4,633	120,412
Buffalo Wild Wings Inc. (a)	3,125	434,219
Build-A-Bear Workshop Inc. (a)	2,409	32,329
Caesars Acquisition Co. Class A (a)	7,829	87,841
Caesars Entertainment Corp. (a)	9,239	71,048
Caleres Inc.	7,109	172,109
Callaway Golf Co.	15,475	158,000
Cambium Learning Group Inc. (a)	1,589	7,166
Capella Education Co.	1,879	98,911
Career Education Corp. (a)	11,253	66,955
Carmike Cinemas Inc. (a)	3,981	119,908
Carriage Services Inc.	2,465	58,371
Carrols Restaurant Group Inc. (a)	5,896	70,162
Cato Corp. Class A	4,251	160,348
Cavco Industries Inc. (a)	1,397	130,899
Central European Media Enterprises Ltd. Class A (a)	11,670	24,624
Century Casinos Inc. (a)	3,348	20,858
Century Communities Inc. (a)	2,398	41,581
Cheesecake Factory Inc., The	7,502	361,146
Chegg Inc. (a)	13,405	67,025
Chico’s FAS Inc.	21,738	232,814
Children’s Place Inc., The	3,085	247,355
Churchill Downs Inc.	2,230	281,783

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chuy’s Holdings Inc. (a)	2,710	$93,793
Citi Trends Inc.	2,483	38,561
ClubCorp Holdings Inc.	10,578	137,514
Collectors Universe Inc.	1,230	24,292
Columbia Sportswear Co.	4,451	256,111
Conn’s Inc. (a)	3,194	24,019
Container Store Group Inc., The (a)	2,620	14,015
Cooper Tire & Rubber Co.	9,155	273,002
Cooper-Standard Holding Inc. (a)	2,452	193,683
Core-Mark Holding Company Inc.	7,446	348,920
Cracker Barrel Old Country Store Inc.	3,167	543,045
Crocs Inc. (a)	12,106	136,556
CSS Industries Inc.	1,460	39,143
Culp Inc.	1,827	50,480
Daily Journal Corp. (a)	186	44,080
Dana Holding Corp.	24,821	262,110
Dave & Buster’s Entertainment Inc. (a)	6,256	292,718
Deckers Outdoor Corp. (a)	5,333	306,754
Del Frisco’s Restaurant Group Inc. (a)	3,745	53,628
Del Taco Restaurants Inc. (a)	3,720	33,852
Delta Apparel Inc. (a)	1,143	25,775
Denny’s Corp. (a)	12,422	133,288
Destination XL Group Inc. (a)	5,859	26,776
DeVry Education Group Inc.	10,235	182,592
Diamond Resorts International Inc. (a)	6,171	184,883
DineEquity Inc.	2,910	246,710
Dorman Products Inc. (a)	4,388	250,994
DreamWorks Animation SKG Inc. Class A (a)	12,787	522,605
Drew Industries Inc.	3,893	330,282
DSW Inc. Class A	11,068	234,420
Duluth Holdings Inc. (a)	1,560	38,158
E.W. Scripps Co. Class A, The (a)	9,879	156,483
El Pollo Loco Holdings Inc. (a)	3,297	42,861
Eldorado Resorts Inc. (a)	4,571	69,456
Empire Resorts Inc. (a)	502	7,932
Entercom Communications Corp. Class A	4,280	58,080
Entravision Communications Corp. Class A	10,443	70,177
Eros International PLC (a)	4,872	79,267
Escalade Inc.	1,657	16,968
Ethan Allen Interiors Inc.	4,133	136,554
Etsy Inc. (a)	17,236	165,293
Express Inc. (a)	12,291	178,342
Federal-Mogul Holdings Corp. (a)	4,902	40,736
Fiesta Restaurant Group Inc. (a)	4,334	94,525
Finish Line Inc. Class A, The	6,843	138,160
Five Below Inc. (a)	8,890	412,585
Flexsteel Industries Inc.	1,051	41,641
Fogo De Chao Inc. (a)	914	11,937
Fossil Group Inc. (a)	6,916	197,313
Fox Factory Holding Corp. (a)	3,670	63,748
Francesca’s Holdings Corp. (a)	6,812	75,273
Fred’s Inc. Class A	5,752	92,665
FTD Companies Inc. (a)	2,962	73,932

28	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaiam Inc. Class A (a)	2,123	$16,432
Gannett Co. Inc.	19,374	267,555
Genesco Inc. (a)	3,384	217,625
Gentherm Inc. (a)	6,020	206,185
G-III Apparel Group Ltd. (a)	7,090	324,155
Global Eagle Entertainment Inc. (a)	7,610	50,530
GNC Holdings Inc. Class A	11,317	274,890
Golden Entertainment Inc.	1,686	19,709
GoPro Inc. Class A (a)	16,643	179,911
Grand Canyon Education Inc. (a)	7,443	297,125
Gray Television Inc. (a)	10,610	115,118
Green Brick Partners Inc. (a)	3,967	28,840
Group 1 Automotive Inc.	3,464	170,983
Guess? Inc.	9,964	149,958
Habit Restaurants Inc., The Class A (a)	2,190	35,872
Haverty Furniture Companies Inc.	3,198	57,660
Helen of Troy Ltd. (a)	4,649	478,103
Hemisphere Media Group Inc. (a)	1,216	14,349
Hibbett Sports Inc. (a)	3,716	129,280
Hooker Furniture Corp.	1,860	39,971
Horizon Global Corp. (a)	2,925	33,199
Houghton Mifflin Harcourt Co. (a)	20,518	320,696
Hovnanian Enterprises Inc. Class A (a)	19,950	33,516
HSN Inc.	5,171	253,017
Iconix Brand Group Inc. (a)	7,042	47,604
IMAX Corp. (a)	9,715	286,398
Installed Building Products Inc. (a)	3,328	120,773
International Speedway Corp. Class A	4,361	145,875
Interval Leisure Group Inc.	18,661	296,710
Intrawest Resorts Holdings Inc. (a)	2,638	34,241
iRobot Corp. (a)	4,427	155,299
Isle of Capri Casinos Inc. (a)	4,129	75,643
J. Alexander’s Holdings Inc. (a)	2,203	21,876
Jack in the Box Inc.	5,390	463,109
JAKKS Pacific Inc. (a)	2,653	20,985
Jamba Inc. (a)	2,294	23,605
Johnson Outdoors Inc. Class A	858	22,051
K12 Inc. (a)	5,526	69,020
KB Home	13,774	209,503
Kirkland’s Inc. (a)	2,458	36,083
Kona Grill Inc. (a)	1,279	13,711
Krispy Kreme Doughnuts Inc. (a)	9,600	201,216
La Quinta Holdings Inc. (a)	14,066	160,352
Lands’ End Inc. (a)	2,377	39,030
La-Z-Boy Inc.	8,119	225,871
LGI Homes Inc. (a)	2,558	81,703
Libbey Inc.	3,544	56,314
Liberty Braves Group Class A (a)	1,490	22,410
Liberty Braves Group Class C (a)	5,184	75,997
Liberty Media Group Class A (a)	3,802	72,770
Liberty Media Group Class C (a)	7,632	144,779
Liberty Tax Inc.	961	12,801
Liberty TripAdvisor Holdings Inc. Class A (a)	11,921	260,831
LifeLock Inc. (a)	14,034	221,878
Lifetime Brands Inc.	1,738	25,357

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lindblad Expeditions Holdings Inc. (a)	2,354	$22,669
Lithia Motors Inc. Class A	3,923	278,808
Loral Space & Communications Inc. (a)	2,095	73,891
Luby’s Inc. (a)	3,030	15,211
Lumber Liquidators Holdings Inc. (a)	4,376	67,478
M.D.C. Holdings Inc.	6,556	159,573
M/I Homes Inc. (a)	4,030	75,885
Malibu Boats Inc. Class A (a)	2,795	33,764
Marcus Corp., The	3,045	64,250
Marine Products Corp.	1,652	13,976
MarineMax Inc. (a)	4,225	71,698
Marriott Vacations Worldwide Corp.	3,711	254,166
Mattress Firm Holding Corp. (a)	2,789	93,571
MCBC Holdings Inc.	1,255	13,868
MDC Partners Inc. Class A	8,479	155,081
Media General Inc. (a)	18,029	309,919
Meredith Corp.	6,209	322,309
Meritage Homes Corp. (a)	6,307	236,765
Metaldyne Performance Group Inc.	2,476	34,045
Modine Manufacturing Co. (a)	7,757	68,262
Monarch Casino & Resort Inc. (a)	1,657	36,404
Monro Muffler Brake Inc.	5,149	327,270
Motorcar Parts of America Inc. (a)	3,070	83,443
Movado Group Inc.	2,610	56,585
MSG Networks Inc. Class A (a)	9,795	150,255
NACCO Industries Inc. Class A	677	37,912
Nathan’s Famous Inc. (a)	487	21,672
National CineMedia Inc.	10,323	159,800
Nautilus Inc. (a)	5,036	89,842
New Home Company Inc., The (a)	2,045	19,509
New Media Investment Group Inc.	6,497	117,401
New York Times Co. Class A, The	20,642	249,768
Nexstar Broadcasting Group Inc. Class A	4,947	235,378
Noodles & Company (a)	1,864	18,230
NutriSystem Inc.	4,884	123,858
Office Depot Inc. (a)	91,236	301,991
Ollie’s Bargain Outlet Holdings Inc. (a)	3,341	83,157
Outerwall Inc.	2,830	118,860
Overstock.com Inc. (a)	2,202	35,474
Oxford Industries Inc.	2,496	141,324
Papa John’s International Inc.	4,509	306,612
Party City Holdco Inc. (a)	4,427	61,580
Penn National Gaming Inc. (a)	12,395	172,910
Performance Sports Group Ltd. (a)	7,136	21,408
Perry Ellis International Inc. (a)	2,020	40,642
PetMed Express Inc.	3,201	60,051
Pier 1 Imports Inc.	13,599	69,899
Pinnacle Entertainment Inc. (a)	9,686	107,321
Planet Fitness Inc. Class A (a)	2,682	50,636
Popeyes Louisiana Kitchen Inc. (a)	3,594	196,376
Potbelly Corp. (a)	3,870	48,530
Radio One Inc. Class D (a)	3,898	12,435
Reading International Inc. Class A (a)	2,699	33,711
Red Lion Hotels Corp. (a)	2,134	15,493
Red Robin Gourmet Burgers Inc. (a)	2,280	108,140

See accompanying notes to financial statements.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Red Rock Resorts Inc. Class A (a)	4,960	$109,021
Regis Corp. (a)	6,233	77,601
Rent-A-Center Inc.	8,549	104,982
Restoration Hardware Holdings Inc. (a)	6,388	183,208
Ruby Tuesday Inc. (a)	9,666	34,894
Ruth’s Hospitality Group Inc.	5,293	84,423
Saga Communications Inc. Class A	599	23,684
Salem Media Group Inc.	1,745	12,599
Scholastic Corp.	4,486	177,690
Scientific Games Corp. Class A (a)	8,629	79,301
Sears Holdings Corp. (a)	1,808	24,607
Sears Hometown and Outlet Stores Inc. (a)	1,646	11,094
SeaWorld Entertainment Inc.	11,111	159,221
Select Comfort Corp. (a)	7,637	163,279
Sequential Brands Group Inc. (a)	6,563	52,373
Shake Shack Inc. Class A (a)	2,587	94,244
Shoe Carnival Inc.	2,390	59,893
Shutterfly Inc. (a)	5,735	267,308
Sinclair Broadcast Group Inc. Class A	10,955	327,116
Smith & Wesson Holding Corp. (a)	9,056	246,142
Sonic Automotive Inc.	4,595	78,620
Sonic Corp.	7,781	210,476
Sotheby’s	8,667	237,476
Spartan Motors Inc.	5,314	33,266
Speedway Motorsports Inc.	1,878	33,334
Sportsman’s Warehouse Holdings Inc. (a)	4,242	34,191
Stage Stores Inc.	4,265	20,813
Standard Motor Products Inc.	3,534	140,583
Stein Mart Inc.	5,209	40,213
Steven Madden Ltd. (a)	10,148	346,859
Stoneridge Inc. (a)	4,490	67,081
Strattec Security Corp.	582	23,728
Strayer Education Inc. (a)	1,771	87,009
Sturm, Ruger & Company Inc.	3,101	198,495
Superior Industries International Inc.	4,130	110,601
Superior Uniform Group Inc.	1,315	25,103
Tailored Brands Inc.	8,146	103,128
Taylor Morrison Home Corp. Class A (a)	5,171	76,738
Tenneco Inc. (a)	9,279	432,494
Texas Roadhouse Inc. Class A	10,945	499,092
Tile Shop Holdings Inc., The (a)	5,366	106,676
Tilly’s Inc. Class A (a)	1,793	10,381
Time Inc.	16,910	278,339
TopBuild Corp. (a)	6,351	229,906
Tower International Inc.	3,467	71,351
Townsquare Media Inc. (a)	1,286	10,147
TRI Pointe Group Inc. (a)	24,673	291,635
tronc Inc.	4,350	60,030
Tuesday Morning Corp. (a)	7,072	49,645
Tumi Holdings Inc. (a)	9,318	249,163
UCP Inc. Class A (a)	1,214	9,736
Unifi Inc. (a)	2,639	71,860
Unique Fabricating Inc.	1,027	13,752

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Universal Electronics Inc. (a)	2,348	$169,713
Vera Bradley Inc. (a)	3,472	49,198
Vince Holding Corp. (a)	4,072	22,315
Vitamin Shoppe Inc. (a)	4,009	122,555
Wayfair Inc. Class A (a)	5,206	203,034
WCI Communities Inc. (a)	3,555	60,080
Weight Watchers International Inc. (a)	4,626	53,800
West Marine Inc. (a)	2,951	24,759
Weyco Group Inc.	1,071	29,752
William Lyon Homes Class A (a)	3,946	63,610
Wingstop Inc. (a)	2,574	70,142
Winmark Corp.	371	36,978
Winnebago Industries Inc.	4,368	100,115
Wolverine World Wide Inc.	16,007	325,262
Workhorse Group Inc. (a)	1,823	12,488
World Wrestling Entertainment Inc.	5,937	109,300
Zagg Inc. (a)	4,647	24,397
Zoe’s Kitchen Inc. (a)	3,209	116,390
Zumiez Inc. (a)	2,961	42,372

		36,501,063

Consumer Staples (3.07%)
Alico Inc.	625	18,906
Alliance One International Inc. (a)	1,347	20,744
Amplify Snack Brands Inc. (a)	4,817	71,051
Andersons Inc., The	4,435	157,620
Avon Products Inc.	72,416	273,732
B&G Foods Inc. Class A	10,281	495,544
Boston Beer Co. Inc. (a)	1,466	250,730
Calavo Growers Inc.	2,550	170,850
Cal-Maine Foods Inc.	5,097	225,902
Central Garden & Pet Co. (a)	1,546	35,295
Central Garden & Pet Co. Class A (a)	5,648	122,618
Chefs’ Warehouse Inc., The (a)	3,105	49,680
Coca-Cola Bottling Co. Consolidated	785	115,764
Craft Brew Alliance Inc. (a)	1,922	22,141
Darling Ingredients Inc. (a)	27,187	405,086
Dean Foods Co.	15,025	271,802
Elizabeth Arden Inc. (a)	4,093	56,320
Farmer Brothers Co. (a)	1,256	40,267
Fresh Del Monte Produce Inc.	5,300	288,479
Freshpet Inc. (a)	3,797	35,426
HRG Group Inc. (a)	19,522	268,037
Ingles Markets Inc. Class A	2,296	85,641
Inter Parfums Inc.	2,878	82,224
Inventure Foods Inc. (a)	3,389	26,468
J&J Snack Foods Corp.	2,473	294,955
John B. Sanfilippo & Son Inc.	1,451	61,856
Lancaster Colony Corp.	3,097	395,208
Landec Corp. (a)	4,484	48,248
Lifevantage Corp. (a)	2,216	30,138
Lifeway Foods Inc. (a)	853	8,249
Limoneira Co.	1,908	33,619
Medifast Inc.	1,813	60,319
MGP Ingredients Inc.	2,070	79,136

30	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
National Beverage Corp. (a)	1,935	$121,537
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	19,745
Natural Health Trends Corp.	1,276	35,970
Nature’s Sunshine Products Inc.	1,753	16,706
Nutraceutical International Corp. (a)	1,399	32,387
Oil-Dri Corporation of America	848	29,281
Omega Protein Corp. (a)	3,705	74,063
Orchids Paper Products Co.	1,513	53,817
Performance Food Group Co. (a)	6,170	166,035
PriceSmart Inc.	3,312	309,904
Primo Water Corp. (a)	3,400	40,154
Revlon Inc. Class A (a)	1,977	63,620
Sanderson Farms Inc.	3,310	286,778
Seaboard Corp. (a)	44	126,308
Seneca Foods Corp. Class A (a)	1,104	39,976
Smart & Final Stores Inc. (a)	3,872	57,654
Snyder’s-Lance Inc.	13,269	449,686
SpartanNash Co.	6,071	185,651
SUPERVALU Inc. (a)	43,859	207,014
Synutra International Inc. (a)	3,147	11,990
Tootsie Roll Industries Inc.	2,853	109,926
Turning Point Brands Inc. (a)	983	10,095
United Natural Foods Inc. (a)	8,238	385,538
Universal Corp.	3,651	210,809
USANA Health Sciences Inc. (a)	855	95,273
Vector Group Ltd.	14,630	328,005
Village Super Market Inc. Class A	1,134	32,761
WD-40 Co.	2,342	275,068
Weis Markets Inc.	1,594	80,577

		8,458,383

Energy (2.96%)
Abraxas Petroleum Corp. (a)	20,107	22,721
Adams Resources & Energy Inc.	325	12,512
Alon USA Energy Inc.	5,021	32,536
Archrock Inc.	11,716	110,365
Ardmore Shipping Corp.	3,677	24,893
Atwood Oceanics Inc.	9,982	124,975
Bill Barrett Corp. (a)	7,868	50,277
Bristow Group Inc.	5,616	64,079
California Resources Corp.	5,216	63,635
Callon Petroleum Co. (a)	20,037	225,016
CARBO Ceramics Inc.	3,158	41,370
Carrizo Oil & Gas Inc. (a)	9,221	330,573
Clayton Williams Energy Inc. (a)	946	25,977
Clean Energy Fuels Corp. (a)	14,387	49,923
Cobalt International Energy Inc. (a)	67,015	89,800
Contango Oil & Gas Co. (a)	2,930	35,863
CVR Energy Inc.	2,607	40,408
Dawson Geophysical Co. (a)	3,252	26,504
Delek US Holdings Inc.	10,169	134,332
Denbury Resources Inc.	57,960	208,076
DHT Holdings Inc.	15,054	75,722
Dorian LPG Ltd. (a)	3,920	27,636
Earthstone Energy Inc. (a)	467	5,034

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Eclipse Resources Corp. (a)	7,537	$25,174
EP Energy Corp. Class A (a)	6,343	32,857
Era Group Inc. (a)	3,256	30,606
Erin Energy Corp. (a)	1,543	3,719
Evolution Petroleum Corp.	4,232	23,149
EXCO Resources Inc. (a)	21,792	28,330
Exterran Corp. (a)	5,164	66,357
Fairmount Santrol Holdings Inc. (a)	10,901	84,047
Forum Energy Technologies Inc. (a)	9,943	172,113
Frontline Ltd.	10,667	83,949
GasLog Ltd.	6,732	87,381
Gener8 Maritime Inc. (a)	6,509	41,658
Geospace Technologies Corp. (a)	2,059	33,706
Golar LNG Ltd.	14,607	226,408
Green Plains Inc.	6,131	120,903
Helix Energy Solutions Group Inc. (a)	16,429	111,060
Hornbeck Offshore Services Inc. (a)	5,197	43,343
Independence Contract Drilling Inc. (a)	4,876	26,477
Isramco Inc. (a)	144	11,844
Jones Energy Inc. Class A (a)	4,522	18,631
Matador Resources Co. (a)	13,707	271,399
Matrix Service Co. (a)	4,331	71,418
McDermott International Inc. (a)	39,845	196,834
Natural Gas Services Group (a)	2,128	48,731
Navios Maritime Acquisition Corp.	13,865	21,768
Newpark Resources Inc. (a)	13,750	79,612
Nordic American Tankers Ltd.	14,387	199,835
Northern Oil and Gas Inc. (a)	7,835	36,198
Oasis Petroleum Inc. (a)	29,205	272,775
Oil States International Inc. (a)	8,481	278,855
Overseas Shipholding Group Inc. Class A	5,899	64,830
Pacific Ethanol Inc. (a)	4,757	25,926
Panhandle Oil & Gas Inc.	2,721	45,359
Par Pacific Holdings Inc. (a)	4,594	70,472
Parker Drilling Co. (a)	20,082	45,988
PDC Energy Inc. (a)	7,623	439,161
PHI Inc. (a)	2,033	36,350
Pioneer Energy Services Corp. (a)	10,798	49,671
Renewable Energy Group Inc. (a)	7,005	61,854
REX American Resources Corp. (a)	905	54,146
RigNet Inc. (a)	2,020	27,048
Ring Energy Inc. (a)	5,983	52,770
RSP Permian Inc. (a)	13,002	453,640
Sanchez Energy Corp. (a)	8,564	60,462
Scorpio Tankers Inc.	27,054	113,627
SEACOR Holdings Inc. (a)	2,641	153,046
Seadrill Ltd. (a)	62,396	202,163
SemGroup Corp. Class A	7,325	238,502
Ship Finance International Ltd.	9,828	144,865
Stone Energy Corp. (a)	1	7
Synergy Resources Corp. (a)	30,779	204,988
Teekay Corp.	7,140	50,908
Teekay Tankers Ltd. Class A	19,033	56,718
Tesco Corp.	6,594	44,114
TETRA Technologies Inc. (a)	12,734	81,116

See accompanying notes to financial statements.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Tidewater Inc.	7,530	$33,207
Unit Corp. (a)	8,340	129,770
US Silica Holdings Inc.	10,587	364,934
W&T Offshore Inc. (a)	6,085	14,117
Western Refining Inc.	11,267	232,438
Westmoreland Coal Co. (a)	2,805	26,704
Willbros Group Inc. (a)	6,950	17,584

		8,167,849

Financials (25.11%)
1st Source Corp.	2,635	85,348
Acadia Realty Trust	11,694	415,371
Access National Corp.	1,433	27,958
ACNB Corp.	927	23,275
AG Mortgage Investment Trust Inc.	4,639	66,987
Agree Realty Corp.	3,762	181,479
Alexander & Baldwin Inc.	7,719	278,965
Alexander’s Inc.	350	143,230
Allegiance Bancshares Inc. (a)	1,778	44,237
Altisource Portfolio Solutions SA (a)	1,941	54,037
Altisource Residential Corp.	8,705	79,999
Ambac Financial Group Inc. (a)	7,316	120,421
American Assets Trust Inc.	6,446	273,568
American Capital Mortgage Investment Corp.	7,684	121,330
American Equity Investment Life Holding Co.	12,765	181,901
American National Bankshares Inc.	1,465	36,889
Ameris Bancorp	5,613	166,706
Amerisafe Inc.	3,146	192,598
Ames National Corp.	1,401	37,575
Anworth Mortgage Asset Corp.	15,974	75,078
Apollo Commercial Real Estate Finance Inc.	9,756	156,779
Apollo Residential Mortgage Inc.	5,217	69,908
Ares Commercial Real Estate Corp.	4,511	55,440
Argo Group International Holdings Ltd.	4,793	248,777
Arlington Asset Investment Corp. Class A	3,748	48,761
Armada Hoffler Properties Inc.	5,181	71,187
ARMOUR Residential REIT Inc.	6,169	123,380
Arrow Financial Corp.	1,900	57,551
Ashford Hospitality Prime Inc.	4,178	59,077
Ashford Hospitality Trust Inc.	12,864	69,080
Associated Capital Group Inc. Class A	770	22,084
Astoria Financial Corp.	15,168	232,525
Atlantic Capital Bankshares Inc. (a)	2,786	40,286
Atlas Financial Holdings Inc. (a)	1,822	31,375
AV Homes Inc. (a)	1,911	23,352
Avenue Financial Holdings Inc. (a)	1,343	26,390
B. Riley Financial Inc.	1,425	13,652
Baldwin & Lyons Inc.	1,564	38,568
Banc of California Inc.	8,120	146,972
BancFirst Corp.	1,277	77,029

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Banco Latinoamericano de Comercio Exterior SA	5,060	$134,090
Bancorp Inc., The (a)	5,551	33,417
BancorpSouth Inc.	14,337	325,307
Bank Mutual Corp.	6,803	52,247
Bank of Marin Bancorp	946	45,758
Bank of the Ozarks Inc.	13,873	520,515
BankFinancial Corp.	2,623	31,450
Bankwell Financial Group Inc.	917	20,229
Banner Corp.	4,938	210,063
Bar Harbor Bankshares	1,022	35,872
BBCN Bancorp Inc.	12,928	192,886
BBX Capital Corp. Class A (a)	502	7,716
Bear State Financial Inc.	2,868	27,045
Beneficial Bancorp Inc. (a)	11,570	147,170
Berkshire Hills Bancorp Inc.	5,049	135,919
BGC Partners Inc. Class A	35,850	312,254
Blue Capital Reinsurance Holdings Ltd.	940	17,399
Blue Hills Bancorp Inc.	4,173	61,593
Bluerock Residential Growth REIT Inc.	3,057	39,741
BNC Bancorp	6,222	141,302
BofI Holding Inc. (a)	9,888	175,116
Boston Private Financial Holdings Inc.	13,311	156,804
Bridge Bancorp Inc.	2,738	77,759
Brookline Bancorp Inc.	11,309	124,738
Bryn Mawr Bank Corp.	2,808	81,994
BSB Bancorp Inc. (a)	1,277	28,924
C&F Financial Corp.	505	22,604
C1 Financial Inc. (a)	1,215	28,346
Calamos Asset Management Inc. Class A	2,906	21,243
California First National Bancorp	353	5,214
Camden National Corp.	1,661	69,762
Capital Bank Financial Corp. Class A	3,374	97,171
Capital City Bank Group Inc.	1,774	24,694
Capitol Federal Financial Inc.	21,193	295,642
Capstead Mortgage Corp.	15,841	153,658
Cardinal Financial Corp.	5,204	114,176
CareTrust REIT Inc.	9,644	132,894
Carolina Financial Corp.	1,624	30,336
Cascade Bancorp (a)	5,247	29,068
Cash America International Inc.	3,978	169,542
CatchMark Timber Trust Inc. Class A	6,295	76,925
Cathay General Bancorp	12,293	346,663
CBL & Associates Properties Inc.	27,773	258,567
Cedar Realty Trust Inc.	13,688	101,702
Centerstate Banks Inc.	7,635	120,251
Central Pacific Financial Corp.	4,947	116,749
Central Valley Community Bancorp	1,353	18,942
Century Bancorp Inc. Class A	507	21,461
Charter Financial Corp.	2,475	32,868
Chatham Lodging Trust	6,242	137,199
Chemical Financial Corp.	6,307	235,188
Chemung Financial Corp.	478	14,029
Chesapeake Lodging Trust	9,862	229,292

32	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Citizens & Northern Corp.	2,103	$42,523
Citizens Inc. (a)	8,028	61,013
City Holding Co.	2,466	112,129
City Office REIT Inc.	2,998	38,914
Clifton Bancorp Inc.	3,713	55,955
CNB Financial Corp.	2,471	43,984
CNO Financial Group Inc.	29,705	518,649
CoBiz Financial Inc.	6,086	71,206
Codorus Valley Bancorp Inc.	1,199	24,424
Cohen & Steers Inc.	3,439	139,073
Colony Capital Inc. Class A	18,598	285,479
Colony Starwood Homes	10,718	326,042
Columbia Banking System Inc.	9,566	268,422
Community Bank System Inc.	7,099	291,698
Community Healthcare Trust Inc.	2,034	42,999
Community Trust Bancorp Inc.	2,596	89,977
CommunityOne Bancorp (a)	1,876	23,713
ConnectOne Bancorp Inc.	4,721	74,072
Consolidated-Tomoka Land Co.	725	34,416
CorEnergy Infrastructure Trust Inc.	2,026	58,450
Coresite Realty Corp.	5,540	491,343
County Bancorp Inc.	714	14,723
Cousins Properties Inc.	34,501	358,810
Cowen Group Inc. Class A (a)	16,703	49,441
Crawford & Co. Class B	2,133	18,109
CU Bancorp (a)	2,654	60,325
Customers Bancorp Inc. (a)	4,084	102,631
CVB Financial Corp.	16,758	274,664
CYS Investments Inc.	25,199	210,916
Diamond Hill Investment Group	504	94,964
DiamondRock Hospitality Co.	33,144	299,290
Dime Community Bancshares	5,098	86,717
Donegal Group Inc.	1,325	21,849
DuPont Fabros Technology Inc.	12,324	585,883
Dynex Capital Inc.	7,751	53,792
Eagle Bancorp Inc. (a)	5,053	243,100
Easterly Government Properties Inc.	3,880	76,552
EastGroup Properties Inc.	5,191	357,764
Education Realty Trust Inc.	10,979	506,571
eHealth Inc. (a)	2,788	39,088
EMC Insurance Group Inc.	1,290	35,759
Employers Holdings Inc.	5,173	150,120
Encore Capital Group Inc. (a)	3,973	93,485
Enova International Inc. (a)	4,230	31,133
Enstar Group Ltd. (a)	1,883	305,027
Enterprise Bancorp Inc.	1,374	32,962
Enterprise Financial Services Corp.	3,244	90,475
Equity Bancshares Inc. Class A (a)	807	17,867
ESSA Bancorp Inc.	1,222	16,375
Essent Group Ltd. (a)	12,317	268,634
EverBank Financial Corp.	16,975	252,248
Evercore Partners Inc. Class A	6,440	284,584
EZCORP Inc. Class A (a)	8,247	62,347
F.N.B. Corp.	34,647	434,473
Farmers Capital Bank Corp.	1,218	33,312
Farmers National Banc Corp.	3,799	33,431

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Farmland Partners Inc.	1,899	$21,497
FBL Financial Group Inc. Class A	1,642	99,620
FBR & Co.	935	13,960
FCB Financial Holdings Inc. Class A (a)	4,955	168,470
Federal Agricultural Mortgage Corp. Class C	1,454	50,628
Federated National Holding Co.	2,068	39,375
FelCor Lodging Trust Inc.	22,471	139,994
Fidelity & Guaranty Life	1,916	44,413
Fidelity Southern Corp.	3,307	51,821
Fifth Street Asset Management Inc.	1,091	4,408
Financial Engines Inc.	8,813	227,992
Financial Institutions Inc.	2,360	61,525
First BanCorp (a)	19,348	76,812
First Bancorp (North Carolina)	3,299	57,996
First Bancorp Inc.	1,619	34,873
First Busey Corp.	5,024	107,463
First Business Financial Services Inc.	1,316	30,887
First Cash Financial Services Inc.	4,555	233,808
First Citizens BancShares Inc. Class A	1,255	324,932
First Commonwealth Financial Corp.	14,795	136,114
First Community Bancshares Inc.	2,542	57,042
First Community Financial Partners Inc. (a)	2,043	17,978
First Connecticut Bancorp Inc.	2,391	39,595
First Defiance Financial Corp.	1,425	55,361
First Financial Bancorp	10,022	194,928
First Financial Bankshares Inc.	10,573	346,689
First Financial Corp. Indiana	1,760	64,451
First Financial Northwest Inc.	1,367	18,154
First Foundation Inc. (a)	2,147	46,160
First Industrial Realty Trust Inc.	19,169	533,282
First Internet Bancorp	831	19,794
First Interstate BancSystem Inc.	3,212	90,257
First Merchants Corp.	6,699	167,006
First Mid-Illinois Bancshares Inc.	858	21,450
First Midwest Bancorp Inc.	13,250	232,670
First NBC Bank Holding Co. (a)	2,561	42,999
First Northwest Bancorp (a)	1,746	22,244
First of Long Island Corp., The	2,331	66,830
First Potomac Realty Trust	9,299	85,551
FirstMerit Corp.	27,309	553,553
Flagstar Bancorp Inc. (a)	3,450	84,214
Flushing Financial Corp.	4,577	90,991
FNFV Group (a)	10,980	125,941
Forestar Group Inc. (a)	5,467	65,003
Four Corners Property Trust Inc.	6,602	135,935
Fox Chase Bancorp	2,012	40,924
Franklin Financial Network Inc. (a)	1,545	48,451
Franklin Street Properties Corp.	15,958	195,805
FRP Holdings Inc. (a)	1,156	39,882
Fulton Financial Corp.	28,449	384,062
Gain Capital Holdings Inc.	6,022	38,059
GAMCO Investors Inc.	766	25,102
Genworth Financial Inc. Class A (a)	60,927	157,192
Geo Group Inc., The	12,286	419,935

See accompanying notes to financial statements.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
German American Bancorp Inc.	2,391	$76,440
Getty Realty Corp.	4,390	94,166
Glacier Bancorp Inc.	12,562	333,898
Gladstone Commercial Corp.	3,787	63,962
Global Indemnity PLC (a)	1,355	37,303
Global Net Lease Inc.	27,918	221,948
Government Properties Income Trust	11,303	260,647
Gramercy Property Trust	69,637	642,053
Great Ajax Corp.	2,088	28,961
Great Southern Bancorp Inc.	1,742	64,402
Great Western Bancorp Inc.	9,748	307,452
Green Bancorp Inc. (a)	3,305	28,820
Green Dot Corp. Class A (a)	7,044	161,942
Greene County Bancorp Inc.	388	6,313
Greenhill & Co. Inc.	4,513	72,659
Greenlight Capital Re Ltd. Class A (a)	4,771	96,183
Griffin Industrial Realty Inc.	166	5,088
Guaranty Bancorp	2,476	41,349
Hallmark Financial Services Inc. (a)	2,453	28,430
Hampton Roads Bankshares Inc. (a)	5,921	10,599
Hancock Holding Co.	12,624	329,613
Hanmi Financial Corp.	5,153	121,044
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,192	133,747
Hatteras Financial Corp.	15,568	255,315
HCI Group Inc.	1,462	39,883
Healthcare Realty Trust Inc.	17,228	602,808
Heartland Financial USA Inc.	3,603	127,150
Hennessy Advisors Inc.	459	15,363
Heritage Commerce Corp.	4,270	44,963
Heritage Financial Corp.	4,975	87,460
Heritage Insurance Holdings Inc.	4,402	52,692
Heritage Oaks Bancorp	3,905	31,006
Hersha Hospitality Trust	6,899	118,318
HFF Inc. Class A	5,925	171,114
Hilltop Holdings Inc. (a)	12,432	260,948
Hingham Institution for Savings	202	24,830
Home Bancorp Inc.	875	24,036
Home Bancshares Inc.	19,959	394,989
HomeStreet Inc. (a)	3,852	76,732
HomeTrust Bancshares Inc. (a)	2,837	52,484
Horace Mann Educators Corp.	6,620	223,690
Horizon Bancorp	1,757	44,171
Houlihan Lokey Inc.	2,013	45,031
Hudson Pacific Properties Inc.	13,003	379,428
IBERIABANK Corp.	6,754	403,416
Impac Mortgage Holdings Inc. (a)	1,386	21,732
Independence Holding Co.	1,269	22,804
Independence Realty Trust Inc.	6,643	54,340
Independent Bank Corp.	4,241	193,814
Independent Bank Corp. (Michigan)	3,613	52,425
Independent Bank Group Inc.	1,825	78,311
Infinity Property & Casualty Corp.	1,784	143,897
InfraREIT Inc. (a)	6,496	113,940
International Bancshares Corp.	9,017	235,254
INTL FCStone Inc. (a)	2,427	66,233

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Invesco Mortgage Capital	18,669	$255,579
Investment Technology Group Inc.	5,564	93,030
Investors Bancorp Inc.	49,262	545,823
Investors Real Estate Trust	19,774	127,938
Investors Title Co.	227	21,622
iStar Inc. (a)	12,005	115,128
James River Group Holdings Ltd.	2,357	80,044
Janus Capital Group Inc.	23,908	332,799
KCG Holdings Inc. Class A (a)	8,652	115,072
Kearny Financial Corp.	15,105	190,021
Kemper Corp.	6,590	204,158
Kennedy-Wilson Holdings Inc.	13,673	259,240
Kite Realty Group Trust	13,711	384,319
Ladder Capital Corp.	6,461	78,824
Ladenburg Thalmann Financial Services Inc. (a)	17,002	40,125
Lake Sunapee Bank Group	1,225	20,960
Lakeland Bancorp Inc.	6,187	70,408
Lakeland Financial Corp.	2,657	124,906
LaSalle Hotel Properties	17,662	416,470
LCNB Corp.	1,299	20,524
LegacyTexas Financial Group Inc.	7,345	197,654
LendingClub Corp. (a)	54,239	233,228
LendingTree Inc. (a)	1,028	90,803
Lexington Realty Trust	37,817	382,330
Live Oak Bancshares Inc.	3,146	44,390
LTC Properties Inc.	6,231	322,330
Macatawa Bank Corp.	4,121	30,578
Mack-Cali Realty Corp.	14,726	397,602
Maiden Holdings Ltd.	9,726	119,046
MainSource Financial Group Inc.	3,773	83,195
Manning & Napier Inc.	2,329	22,126
Marcus & Millichap Inc. (a)	2,391	60,755
Marlin Business Services Corp.	1,319	21,500
MB Financial Inc.	11,590	420,485
MBIA Inc. (a)	21,724	148,375
MBT Financial Corp.	2,828	22,624
Medical Properties Trust Inc.	39,159	595,608
Medley Management Inc. Class A	1,008	5,927
Mercantile Bank Corp.	2,644	63,086
Merchants Bancshares Inc.	948	28,895
Meridian Bancorp Inc.	8,108	119,836
Meta Financial Group Inc.	1,353	68,949
MGIC Investment Corp. (a)	56,365	335,372
Middleburg Financial Corp.	730	19,856
Midland States Bancorp Inc. (a)	590	12,797
MidWestOne Financial Group Inc.	1,348	38,499
Moelis & Co.	3,045	68,512
Monmouth Real Estate Investment Corp. Class A	10,395	137,838
Monogram Residential Trust Inc.	27,802	283,858
MutualFirst Financial Inc.	809	22,126
National Bank Holdings Corp. Class A	4,382	89,218
National Bankshares Inc.	1,186	41,415
National Commerce Corp. (a)	1,370	31,948
National General Holdings Corp.	8,002	171,403
National Health Investors Inc.	6,165	462,930

34	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Interstate Corp.	1,192	$36,058
National Storage Affiliates Trust	3,824	79,616
National Western Life Group Inc. Class A	370	72,250
Nationstar Mortgage Holdings Inc. (a)	5,707	64,261
Navigators Group Inc., The	1,860	171,064
NBT Bancorp Inc.	7,087	202,901
Nelnet Inc. Class A	3,375	117,281
New Residential Investment Corp.	37,021	512,371
New Senior Investment Group Inc.	12,767	136,352
New York Mortgage Trust Inc.	17,847	108,867
New York REIT Inc.	27,205	251,646
NewStar Financial Inc. (a)	3,885	32,712
NexPoint Residential Trust Inc.	2,909	52,944
Nicolet Bankshares Inc. (a)	1,264	48,133
NMI Holdings Inc. Class A (a)	8,247	45,194
Northfield Bancorp Inc.	7,062	104,729
Northrim BanCorp Inc.	1,050	27,604
NorthStar Realty Europe Corp.	9,629	89,068
Northwest Bancshares Inc.	15,854	235,115
OceanFirst Financial Corp.	3,458	62,832
Ocwen Financial Corp. (a)	17,237	29,475
OFG Bancorp	7,286	60,474
Old Line Bancshares Inc.	1,298	23,364
Old National Bancorp	21,891	274,294
Old Second Bancorp Inc.	4,807	32,832
OM Asset Management PLC	6,576	87,790
On Deck Capital Inc. (a)	7,800	40,170
One Liberty Properties Inc.	2,051	48,916
OneBeacon Insurance Group Ltd. Class A	3,421	47,210
Oppenheimer Holdings Inc. Class A	1,622	25,076
Opus Bank	2,826	95,519
Orchid Island Capital Inc.	3,487	35,881
Oritani Financial Corp.	6,491	103,791
Orrstown Financial Services Inc.	1,094	19,747
Owens Realty Mortgage Inc.	1,575	26,208
Pacific Continental Corp.	3,093	48,591
Pacific Mercantile Bancorp (a)	2,339	16,607
Pacific Premier Bancorp Inc. (a)	4,567	109,608
Park National Corp.	2,193	201,274
Park Sterling Corp.	8,396	59,528
Parkway Properties Inc.	13,340	223,178
Patriot National Inc. (a)	2,065	16,892
Peapack-Gladstone Financial Corp.	2,618	48,459
Pebblebrook Hotel Trust	11,870	311,588
Penns Woods Bancorp Inc.	803	33,718
Pennsylvania Real Estate Investment Trust	11,192	240,068
PennyMac Financial Services Inc. Class A (a)	2,351	29,364
PennyMac Mortgage Investment Trust	10,853	176,144
Peoples Bancorp Inc.	2,697	58,768
Peoples Financial Services Corp.	1,148	44,933
People’s Utah Bancorp	2,076	34,462
PHH Corp. (a)	8,689	115,737
Physicians Realty Trust	22,338	469,321

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PICO Holdings Inc. (a)	3,845	$36,374
Pinnacle Financial Partners Inc.	6,612	322,996
Piper Jaffray Companies Inc. (a)	2,526	95,230
PJT Partners Inc. Class A	2,902	66,746
Potlatch Corp.	6,703	228,572
PRA Group Inc. (a)	7,623	184,019
Preferred Apartment Communities Inc. Class A	3,597	52,948
Preferred Bank	1,949	56,277
Premier Financial Bancorp Inc.	1,309	22,057
Primerica Inc.	7,755	443,896
PrivateBancorp Inc.	12,969	571,025
Prosperity Bancshares Inc.	11,065	564,204
Provident Bancorp Inc. (a)	658	10,146
Provident Financial Holdings Inc.	1,004	18,373
Provident Financial Services Inc.	10,152	199,385
PS Business Parks Inc.	3,257	345,503
Pzena Investment Management Inc. Class A	2,576	19,603
QCR Holdings Inc.	1,906	51,824
QTS Realty Trust Inc. Class A	7,737	433,117
Radian Group Inc.	35,541	370,337
RAIT Financial Trust	13,513	42,296
Ramco-Gershenson Properties Trust	12,994	254,812
RE/MAX Holdings Inc. Class A	2,915	117,358
Redwood Trust Inc.	12,726	175,746
Regional Management Corp. (a)	1,843	27,018
Renasant Corp.	6,732	217,646
Republic Bancorp Inc. Class A	1,659	45,838
Republic First Bancorp Inc. (a)	5,278	22,748
Resource America Inc. Class A	1,903	18,497
Resource Capital Corp.	5,059	65,059
Retail Opportunity Investments Corp.	16,414	355,691
Rexford Industrial Realty Inc.	10,849	228,805
RLI Corp.	6,306	433,727
RLJ Lodging Trust	20,178	432,818
RMR Group Inc., The Class A	1,154	35,739
Rouse Properties Inc.	6,270	114,428
Ryman Hospitality Properties Inc.	7,179	363,616
S&T Bancorp Inc.	5,573	136,260
Sabra Health Care REIT Inc.	10,563	217,968
Safeguard Scientifics Inc. (a)	3,262	40,742
Safety Insurance Group Inc.	2,418	148,900
Sandy Spring Bancorp Inc.	3,902	113,392
Saul Centers Inc.	1,569	96,823
Seacoast Banking Corporation of Florida (a)	4,855	78,845
Select Income REIT	10,498	272,843
Selective Insurance Group Inc.	9,108	348,017
Seritage Growth Properties Class A	4,108	204,743
ServisFirst Bancshares Inc.	3,808	188,077
Shore Bancshares Inc.	1,949	22,901
SI Financial Group Inc.	1,654	21,899
Sierra Bancorp	2,017	33,664
Silver Bay Realty Trust Corp.	5,544	94,414
Silvercrest Asset Management Group Inc. Class A	1,050	12,852

See accompanying notes to financial statements.	35

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Simmons First National Corp.	4,791	$221,272
South State Corp.	3,891	264,783
Southern First Bancshares Inc. (a)	907	21,859
Southern Missouri Bancorp Inc.	897	21,106
Southern National Bancorp of Virginia Inc.	1,700	20,655
Southside Bancshares Inc.	4,094	126,582
Southwest Bancorp Inc.	3,005	50,875
St. Joe Co., The (a)	8,390	148,671
STAG Industrial Inc.	11,336	269,910
State Auto Financial Corp.	2,422	53,066
State Bank Financial Corp.	5,892	119,902
State National Companies Inc.	5,045	53,124
Sterling Bancorp	20,905	328,208
Stewart Information Services Corp.	3,643	150,857
Stifel Financial Corp. (a)	10,603	333,464
Stock Yards Bancorp Inc.	3,640	102,757
Stonegate Bank	1,963	63,346
Stratus Properties Inc. (a)	965	18,074
Suffolk Bancorp	1,941	60,773
Summit Financial Group Inc.	1,299	22,732
Summit Hotel Properties Inc.	14,376	190,338
Sun Bancorp Inc. (a)	1,715	35,432
Sunstone Hotel Investors Inc.	35,856	432,782
Talmer Bancorp Inc. Class A	9,660	185,182
Tejon Ranch Co. (a)	2,278	53,852
Terreno Realty Corp.	7,007	181,271
Territorial Bancorp Inc.	1,261	33,379
Texas Capital Bancshares Inc. (a)	7,627	356,639
Third Point Reinsurance Ltd. (a)	11,053	129,541
Tier REIT Inc.	7,766	119,053
Tiptree Financial Inc. Class A	4,735	25,948
Tompkins Financial Corp.	2,444	158,860
TowneBank	7,634	165,276
Trico Bancshares	3,399	93,812
Trinity Place Holdings Inc. (a)	2,526	19,425
Tristate Capital Holdings Inc. (a)	3,684	50,581
Triumph Bancorp Inc. (a)	2,497	39,952
Trupanion Inc. (a)	2,406	31,880
Trustco Bank Corp. NY	15,315	98,169
Trustmark Corp.	11,116	276,233
UMB Financial Corp.	7,396	393,541
UMH Properties Inc.	3,736	42,030
Umpqua Holdings Corp.	36,449	563,866
Union Bankshares Corp.	7,281	179,914
Union Bankshares Inc.	589	21,416
United Bankshares Inc.	10,870	407,734
United Community Banks Inc.	11,508	210,481
United Community Financial Corp.	7,542	45,855
United Development Funding IV(b)	5,082	8,131
United Financial Bancorp Inc.	8,238	106,929
United Fire Group Inc.	3,570	151,475
United Insurance Holdings Corp.	2,848	46,650
Universal Health Realty Income Trust	2,044	116,876
Universal Insurance Holdings Inc.	5,194	96,505
Univest Corp. of Pennsylvania	3,031	63,712

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Urban Edge Properties	14,836	$443,003
Urstadt Biddle Properties Inc.	4,421	109,552
Valley National Bancorp	40,798	372,078
Veritex Holdings Inc. (a)	1,290	20,666
Virtu Financial Inc. Class A	4,138	74,484
Virtus Investment Partners Inc.	1,039	73,956
Waddell & Reed Financial Inc. Class A	5,156	88,786
Walker & Dunlop Inc. (a)	4,558	103,831
Walter Investment Management Corp. (a)	3,174	8,760
Washington Federal Inc.	15,054	365,210
Washington Real Estate Investment Trust	12,120	381,295
Washington Trust Bancorp Inc.	2,424	91,918
WashingtonFirst Bankshares Inc.	1,266	27,358
Waterstone Financial Inc.	4,337	66,486
Webster Financial Corp.	15,150	514,342
WesBanco Inc.	5,886	182,760
West Bancorporation	2,667	49,580
Westamerica Bancorporation	4,110	202,459
Western Asset Mortgage Capital Corp.	6,956	65,317
Westfield Financial Inc.	2,371	18,257
Westwood Holdings Group Inc.	1,333	69,049
Whitestone REIT	4,316	65,085
Wilshire Bancorp Inc.	11,819	123,154
Wintrust Financial Corp.	7,991	407,541
WisdomTree Investments Inc.	18,573	181,830
WMIH Corp. (a)	33,065	73,404
World Acceptance Corp. (a)	1,019	46,466
WP GLIMCHER Inc.	30,533	341,664
WSFS Financial Corp.	4,772	153,611
Xenia Hotels & Resorts Inc.	17,188	288,415
Yadkin Financial Corp.	8,240	206,742
Your Community Bankshares Inc.	800	29,728

		69,272,601

Health Care (13.29%)
AAC Holdings Inc. (a)	1,632	37,242
Abaxis Inc.	3,649	172,342
Accelerate Diagnostics Inc. (a)	3,679	52,945
Acceleron Pharma Inc. (a)	4,520	153,590
Accuray Inc. (a)	12,960	67,262
AcelRx Pharmaceuticals Inc. (a)	5,654	15,209
Aceto Corp.	4,780	104,634
Achillion Pharmaceuticals Inc. (a)	19,565	152,607
Aclaris Therapeutics Inc. (a)	1,457	26,911
Acorda Therapeutics Inc. (a)	7,140	182,106
Adamas Pharmaceuticals Inc. (a)	2,737	41,438
Addus HomeCare Corp. (a)	1,101	19,190
Adeptus Health Inc. Class A (a)	2,046	105,696
Aduro Biotech Inc. (a)	5,802	65,621
Advaxis Inc. (a)	5,476	44,301
Adverum Biotechnologies Inc. (a)	3,138	9,916
Aerie Pharmaceuticals Inc. (a)	3,972	69,907

36	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Agenus Inc. (a)	12,282	$49,742
Agile Therapeutics Inc. (a)	2,304	17,533
Aimmune Therapeutics Inc. (a)	4,281	46,320
Air Methods Corp. (a)	5,899	211,361
Akebia Therapeutics Inc. (a)	5,981	44,738
Albany Molecular Research Inc. (a)	4,347	58,424
Alder Biopharmaceuticals Inc. (a)	7,725	192,893
Almost Family Inc. (a)	1,338	57,012
AMAG Pharmaceuticals Inc. (a)	5,666	135,531
Amedisys Inc. (a)	4,647	234,581
American Renal Associates Holdings Inc. (a)	1,439	41,688
Amicus Therapeutics Inc. (a)	20,950	114,387
AMN Healthcare Services Inc. (a)	7,876	314,804
Amphastar Pharmaceuticals Inc. (a)	5,857	94,415
Ampio Pharmaceuticals Inc. (a)	7,018	9,053
Analogic Corp.	2,073	164,679
Anavex Life Sciences Corp. (a)	5,360	32,750
Angiodynamics Inc. (a)	4,539	65,225
ANI Pharmaceuticals Inc. (a)	1,342	74,910
Anika Therapeutics Inc. (a)	2,366	126,936
Anthera Pharmaceuticals Inc. (a)	6,303	19,476
Applied Genetic Technologies Corp. (a)	2,067	29,207
Aratana Therapeutics Inc. (a)	5,615	35,487
Ardelyx Inc. (a)	3,650	31,864
Arena Pharmaceuticals Inc. (a)	39,135	66,921
Argos Therapeutics Inc. (a)	1,699	10,415
ARIAD Pharmaceuticals Inc. (a)	29,203	215,810
Array Biopharma Inc. (a)	24,281	86,440
Arrowhead Pharmaceuticals Inc. (a)	10,084	53,647
Asterias Biotherapeutics (a)	3,503	8,407
Atara Biotherapeutics Inc. (a)	3,815	85,876
Athersys Inc. (a)	12,181	26,433
AtriCure Inc. (a)	5,146	72,713
Atrion Corp.	233	99,691
AveXis Inc. (a)	817	31,062
Avinger Inc. (a)	1,709	20,388
AxoGen Inc. (a)	3,838	26,405
Axovant Sciences Ltd. (a)	4,001	51,373
Axsome Therapeutics Inc. (a)	1,688	12,728
Bellicum Pharmaceutical Inc. (a)	3,415	44,258
BioCryst Pharmaceuticals Inc. (a)	11,761	33,401
Bio-Path Holdings Inc. (a)	13,313	26,493
BioScrip Inc. (a)	11,491	29,302
BioSpecifics Technologies Corp. (a)	954	38,103
BioTelemetry Inc. (a)	4,494	73,252
BioTime Inc. (a)	10,940	28,553
Bluebird Bio Inc. (a)	6,105	264,285
Blueprint Medicines Corp. (a)	3,276	66,339
Cambrex Corp. (a)	5,264	272,307
Cantel Medical Corp.	5,915	406,538
Capital Senior Living Corp. (a)	4,838	85,487
Cara Therapeutics Inc. (a)	3,134	15,075
Cardiovascular Systems Inc. (a)	5,363	98,545
Castlight Health Inc. Class B (a)	6,545	25,918
Catalent Inc. (a)	16,446	378,094

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Celator Pharmaceuticals Inc. (a)	5,393	$162,761
Celldex Therapeutics Inc. (a)	15,905	69,823
Cellular Biomedicine Group Inc. (a)	1,979	23,728
Cempra Inc. (a)	6,809	112,280
Cepheid Inc. (a)	11,989	368,662
Cerus Corp. (a)	16,636	103,809
Chemed Corp.	2,674	364,493
ChemoCentryx Inc. (a)	3,444	15,464
Chimerix Inc. (a)	7,277	28,599
ChromaDex Corp. (a)	4,746	19,648
Cidara Therapeutics Inc. (a)	1,689	17,414
Civitas Solutions Inc. (a)	2,482	51,700
Clovis Oncology Inc. (a)	5,211	71,495
Coherus Biosciences Inc. (a)	4,843	81,798
Collegium Pharmaceutical Inc. (a)	2,186	25,904
Community Health Systems Inc. (a)	18,218	219,527
Computer Programs & Systems Inc.	1,814	72,415
Concert Pharmaceuticals Inc. (a)	2,874	32,275
ConforMis Inc. (a)	5,807	40,765
Conmed Corp.	4,575	218,365
Corcept Therapeutics Inc. (a)	12,238	66,819
Corindus Vascular Robotics Inc. (a)	8,220	11,755
Corvel Corp. (a)	1,625	70,168
Corvus Pharmaceuticals Inc. (a)	509	7,258
Cotiviti Holdings Inc. (a)	2,143	45,282
Cross Country Healthcare Inc. (a)	5,115	71,201
CryoLife Inc.	5,125	60,526
Curis Inc. (a)	17,654	27,540
Cutera Inc. (a)	2,200	24,662
Cynosure Inc. Class A (a)	3,914	190,397
Cytokinetics Inc. (a)	5,883	55,830
CytomX Therapeutics Inc. (a)	3,286	33,566
CytRx Corp. (a)	11,818	26,354
DepoMed Inc. (a)	10,086	197,887
Dermira Inc. (a)	3,462	101,264
Dimension Therapeutics Inc. (a)	1,919	11,514
Diplomat Pharmacy Inc. (a)	7,547	264,145
Durect Corp. (a)	21,922	26,745
Dyax Corp. Contingent Value Rights (a) (b)	23,324	25,890
Dynavax Technologies Corp. (a)	6,388	93,137
Eagle Pharmaceuticals Inc. (a)	1,510	58,573
Edge Therapeutics Inc. (a)	2,610	26,387
Editas Medicine Inc. (a)	1,166	28,450
Egalet Corp. (a)	3,432	17,023
Eiger BioPharmaceuticals Inc. (a)	539	10,683
Emergent Biosolutions Inc. (a)	5,368	150,948
Enanta Pharmaceuticals Inc. (a)	2,573	56,735
Endocyte Inc. (a)	6,481	20,804
Endologix Inc. (a)	13,356	166,416
Ensign Group Inc., The	7,924	166,483
Entellus Medical Inc. (a)	1,204	21,997
Enzo Biochem Inc. (a)	6,419	38,321
Epizyme Inc. (a)	6,636	67,953
Esperion Therapeutics Inc. (a)	2,419	23,900
Evolent Health Inc. Class A (a)	2,552	48,998

See accompanying notes to financial statements.	37

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Exact Sciences Corp. (a)	15,936	$195,216
Exactech Inc. (a)	1,714	45,832
ExamWorks Group Inc. (a)	6,662	232,171
Exelixis Inc. (a)	37,527	293,086
FibroGen Inc. (a)	8,619	141,438
Five Prime Therapeutics Inc. (a)	4,459	184,380
Flex Pharma Inc. (a)	1,701	17,367
Flexion Therapeutics Inc. (a)	3,037	45,449
Fluidigm Corp. (a)	4,743	42,829
Fortress Biotech Inc. (a)	5,274	14,187
Foundation Medicine Inc. (a)	2,203	41,108
Galena Biopharma Inc. (a)	31,466	14,666
Genesis Healthcare Inc. (a)	5,731	10,144
GenMark Diagnostics Inc. (a)	6,466	56,254
Genomic Health Inc. (a)	3,070	79,498
Geron Corp. (a)	25,848	69,273
Glaukos Corp. (a)	2,744	80,015
Global Blood Therapeutics Inc. (a)	2,300	38,157
Globus Medical Inc. Class A (a)	11,557	275,403
GlycoMimetics Inc. (a)	1,589	11,552
Greatbatch Inc. (a)	5,038	155,825
Haemonetics Corp. (a)	8,476	245,719
Halozyme Therapeutics Inc. (a)	17,964	155,029
Halyard Health Inc. (a)	7,711	250,762
HealthEquity Inc. (a)	7,122	216,402
Healthsouth Corp.	14,687	570,149
HealthStream Inc. (a)	4,249	112,683
Healthways Inc. (a)	5,120	59,136
HeartWare International Inc. (a)	2,954	170,594
Heron Therapeutics Inc. (a)	5,234	94,474
Heska Corp. (a)	1,033	38,397
HMS Holdings Corp. (a)	14,045	247,332
Horizon Pharma PLC (a)	26,610	438,267
ICU Medical Inc. (a)	2,425	273,419
Idera Pharmaceuticals Inc. (a)	14,292	21,867
Ignyta Inc. (a)	4,766	25,832
Immune Design Corp. (a)	1,800	14,688
ImmunoGen Inc. (a)	13,913	42,852
Immunomedics Inc. (a)	15,142	35,129
Impax Laboratories Inc. (a)	12,081	348,174
Imprivata Inc. (a)	2,582	36,148
INC Research Holdings Inc. Class A (a)	6,840	260,809
Infinity Pharmaceuticals Inc. (a)	7,755	10,314
Innoviva Inc.	13,334	140,407
Inogen Inc. (a)	2,692	134,896
Inotek Pharmaceuticals Corp. (a)	2,799	20,825
Inovio Pharmaceuticals Inc. (a)	10,988	101,529
Insmed Inc. (a)	10,429	102,830
Insulet Corp. (a)	9,518	287,824
Insys Therapeutics Inc. (a)	3,805	49,237
Integra LifeSciences Holdings Corp. (a)	4,988	397,943
Intellia Therapeutics Inc. (a)	1,147	24,488
Intersect ENT Inc. (a)	4,185	54,112
Intra-Cellular Therapies Inc. (a)	5,664	219,876
Invacare Corp.	5,262	63,828
Invitae Corp. (a)	3,613	26,700

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
InVivo Therapeutics Holdings Corp. (a)	5,348	$30,911
iRadimed Corp. (a)	658	14,318
IRIDEX Corp. (a)	1,196	17,689
Ironwood Pharmaceuticals Inc. (a)	21,332	278,916
K2M Group Holdings Inc. (a)	4,212	65,370
Karyopharm Therapeutics Inc. (a)	3,703	24,847
Keryx Biopharmaceuticals Inc. (a)	13,103	86,742
Kindred Healthcare Inc.	14,033	158,433
Kite Pharma Inc. (a)	6,469	323,450
La Jolla Pharmaceutical Co. (a)	2,154	34,464
Landauer Inc.	1,641	67,544
Lannett Company Inc. (a)	4,575	108,839
LDR Holding Corp. (a)	4,529	167,347
LeMaitre Vascular Inc.	2,255	32,179
Lexicon Pharmaceuticals Inc. (a)	6,800	97,580
LHC Group Inc. (a)	2,470	106,902
Ligand Pharmaceuticals Inc. Class B (a)	3,148	375,462
Lion Biotechnologies Inc. (a)	7,818	63,326
Lipocine Inc. (a)	2,668	8,111
Loxo Oncology Inc. (a)	2,191	50,787
Luminex Corp. (a)	6,621	133,943
MacroGenics Inc. (a)	5,358	144,612
Magellan Health Inc. (a)	3,878	255,056
MannKind Corp. (a)	53,096	61,591
Masimo Corp. (a)	6,757	354,844
Medgenics Inc. (a)	4,192	23,266
Medicines Co., The (a)	11,117	373,865
MediciNova Inc. (a)	4,775	36,051
Medidata Solutions Inc. (a)	9,079	425,533
Meridian Bioscience Inc.	6,851	133,594
Merit Medical Systems Inc. (a)	7,123	141,249
Merrimack Pharmaceuticals Inc. (a)	20,105	108,366
MiMedx Group Inc. (a)	16,856	134,511
Minerva Neurosciences Inc. (a)	2,622	26,771
Mirati Therapeutics Inc. (a)	1,789	9,768
Molina Healthcare Inc. (a)	7,146	356,585
Momenta Pharmaceuticals Inc. (a)	10,675	115,290
MyoKardia Inc. (a)	1,813	22,481
Myriad Genetics Inc. (a)	11,107	339,874
NanoString Technologies Inc. (a)	2,463	31,034
NantKwest Inc. (a)	2,640	16,421
Natera Inc. (a)	4,257	51,361
National Healthcare Corp.	1,840	119,122
National Research Corp. Class A	1,572	21,536
Natus Medical Inc. (a)	5,340	201,852
Nektar Therapeutics (a)	21,233	302,146
Neogen Corp. (a)	6,007	337,894
NeoGenomics Inc. (a)	8,824	70,945
Neos Therapeutics Inc. (a)	2,197	20,388
Nevro Corp. (a)	3,967	292,606
NewLink Genetics Corp. (a)	3,360	37,834
Nobilis Health Corp. (a)	9,055	20,193
Novavax Inc. (a)	44,527	323,711
Novocure Ltd. (a)	8,272	96,534
NuVasive Inc. (a)	8,179	488,450

38	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
NxStage Medical Inc. (a)	10,498	$227,597
Ocular Therapeutix Inc. (a)	3,203	15,855
Omeros Corp. (a)	6,145	64,645
Omnicell Inc. (a)	5,854	200,382
OncoMed Pharmaceuticals Inc. (a)	2,707	33,323
Ophthotech Corp. (a)	5,032	256,783
OraSure Technologies Inc. (a)	8,758	51,760
Organovo Holdings Inc. (a)	14,405	53,587
Orthofix International NV (a)	2,903	123,087
Osiris Therapeutics Inc.	3,118	15,871
Otonomy Inc. (a)	3,934	62,472
OvaScience Inc. (a)	5,102	26,581
Owens & Minor Inc.	10,332	386,210
Oxford Immunotec Global PLC (a)	3,617	32,553
Pacific Biosciences of California Inc. (a)	12,532	88,163
Pacira Pharmaceuticals Inc. (a)	6,039	203,695
Paratek Pharmaceuticals Inc. (a)	2,324	32,327
Parexel International Corp. (a)	8,699	546,993
PDL BioPharma Inc.	26,602	83,530
Penumbra Inc. (a)	4,194	249,543
Pfenex Inc. (a)	3,204	26,817
PharmAthene Inc. (a)	10,024	24,459
PharMerica Corp. (a)	4,918	121,278
Phibro Animal Health Corp. Class A	3,086	57,585
Portola Pharmaceuticals Inc. (a)	8,109	191,372
PRA Health Sciences Inc. (a)	4,007	167,332
Press Ganey Holdings Inc. (a)	3,683	144,926
Prestige Brands Holdings Inc. (a)	8,790	486,966
Progenics Pharmaceuticals Inc. (a)	11,461	48,365
Proteostasis Therapeutics Inc. (a)	1,018	12,348
Prothena Corp. PLC (a)	5,735	200,496
Providence Service Corp. (a)	2,143	96,178
PTC Therapeutics Inc. (a)	5,458	38,315
Puma Biotechnology Inc. (a)	4,062	121,007
Quality Systems Inc.	8,455	100,699
Quidel Corp. (a)	4,357	77,816
Quorum Health Corp. (a)	4,883	52,297
Radius Health Inc. (a)	5,220	191,835
RadNet Inc. (a)	6,530	34,870
Raptor Pharmaceutical Corp. (a)	14,034	75,363
Reata Pharmaceuticals Inc. Class A (a)	926	18,288
REGENXBIO Inc. (a)	3,261	26,088
Regulus Therapeutics Inc. (a)	6,320	18,265
Relypsa Inc. (a)	6,217	115,014
Repligen Corp. (a)	5,562	152,176
Retrophin Inc. (a)	5,975	106,415
Revance Therapeutics Inc. (a)	3,356	45,642
Rigel Pharmaceuticals Inc. (a)	14,722	32,830
Rockwell Medical Inc. (a)	7,927	60,007
RTI Surgical Inc. (a)	9,588	34,421
Sage Therapeutics Inc. (a)	4,362	131,427
Sagent Pharmaceuticals Inc. (a)	4,223	63,261
Sangamo BioSciences Inc. (a)	11,157	64,599
Sarepta Therapeutics Inc. (a)	7,067	134,768
SciClone Pharmaceuticals Inc. (a)	8,124	106,099

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Second Sight Medical Products Inc (a)	2,202	$7,883
Select Medical Holdings Corp. (a)	17,603	191,345
Senseonics Holdings Inc. (a)	4,424	17,386
Seres Therapeutics Inc. (a)	2,927	85,029
Sorrento Therapeutics Inc. (a)	4,558	25,525
Spark Therapeutics Inc. (a)	2,831	144,749
Spectranetics Corp., The (a)	7,134	133,477
Spectrum Pharmaceuticals Inc. (a)	11,137	73,170
STAAR Surgical Co. (a)	6,555	36,118
Stemline Therapeutics Inc. (a)	2,480	16,790
Sucampo Pharmaceuticals Inc. Class A (a)	4,006	43,946
Supernus Pharmaceuticals Inc. (a)	7,730	157,460
Surgery Partners Inc. (a)	3,070	54,953
Surgical Care Affiliates Inc. (a)	4,436	211,464
SurModics Inc. (a)	2,214	51,985
Symmetry Surgical Inc. (a)	1,554	20,404
Syndax Pharmaceuticals Inc. (a)	737	7,259
Synergy Pharmaceuticals Inc. (a)	29,874	113,521
Synthetic Biologics Inc. (a)	12,130	21,834
T2 Biosystems Inc. (a)	2,460	19,409
Tandem Diabetes Care Inc. (a)	2,771	20,893
Team Health Holdings Inc. (a)	11,218	456,236
Teladoc Inc. (a)	3,369	53,971
Teligent Inc. (a)	6,490	46,339
Tesaro Inc. (a)	4,051	340,487
Tetraphase Pharmaceuticals Inc. (a)	5,829	25,065
TG Therapeutics Inc. (a)	5,895	35,724
TherapeuticsMD Inc. (a)	24,758	210,443
Theravance Biopharma Inc. (a)	5,989	135,890
Titan Pharmaceuticals Inc. (a)	3,058	16,727
Tobira Therapeutics Inc. (a)	1,391	17,471
Tokai Pharmaceuticals Inc. (a)	1,439	7,929
TransEnterix Inc. (a)	12,160	14,835
Trevena Inc. (a)	7,309	46,047
Triple-S Management Corp. Class B (a)	3,930	96,010
Trovagene Inc. (a)	4,704	21,309
U.S. Physical Therapy Inc.	2,033	122,407
Ultragenyx Pharmaceutical Inc. (a)	5,954	291,210
Universal American Corp.	9,415	71,366
USMD Holdings Inc. (a)	352	6,596
Utah Medical Products Inc.	570	35,910
Vanda Pharmaceuticals Inc. (a)	6,101	68,270
Vascular Solutions Inc. (a)	2,815	117,273
Veracyte Inc. (a)	2,099	10,558
Versartis Inc. (a)	4,437	49,073
ViewRay Inc. (a)	1,036	4,237
Vitae Pharmaceuticals Inc. (a)	4,304	46,440
Vital Therapies Inc. (a)	3,564	22,097
Vocera Communications Inc. (a)	4,221	54,240
Voyager Therapeutics Inc. (a)	1,900	20,881
vTv Therapeutics Inc. Class A (a)	819	4,750
WaVe Life Sciences Ltd. (a)	1,186	24,538
Wright Medical Group NV (a)	16,989	295,099
XBiotech Inc. (a)	2,857	59,768
Xencor Inc. (a)	5,288	100,419

See accompanying notes to financial statements.	39

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Xenoport Inc. (a)	9,138	$64,332
Zafgen Inc. (a)	3,679	22,037
Zeltiq Aesthetics Inc. (a)	5,848	159,826
ZIOPHARM Oncology Inc. (a)	20,004	109,822
Zogenix Inc. (a)	3,889	31,306

		36,679,862

Industrials (13.53%)
Aaon Inc.	6,623	182,194
AAR Corp.	5,465	127,553
ABM Industries Inc.	9,210	335,981
Acacia Research Corp.	8,391	36,920
Acco Brands Corp. (a)	17,427	180,021
Actuant Corp. Class A	9,623	217,576
Advanced Drainage Systems Inc.	5,733	156,912
Advisory Board Co., The (a)	6,760	239,236
Aegion Corp. (a)	5,689	110,992
Aerojet Rocketdyne Holdings Inc. (a)	9,802	179,181
Aerovironment Inc. (a)	3,396	94,409
Air Transport Services Group Inc. (a)	8,584	111,249
Aircastle Ltd.	7,941	155,326
Alamo Group Inc.	1,531	101,000
Albany International Corp. Class A	4,707	187,951
Allegiant Travel Co.	2,164	327,846
Allied Motion Technologies Inc.	969	22,539
Altra Industrial Motion Corp.	4,259	114,908
Ameresco Inc. Class A (a)	3,363	14,696
American Railcar Industries Inc.	1,302	51,390
American Science & Engineering Inc.	1,214	45,416
American Superconductor Corp. (a)	1,860	15,698
American Woodmark Corp. (a)	2,285	151,678
Apogee Enterprises Inc.	4,649	215,481
Applied Industrial Technologies Inc.	6,007	271,156
Aqua Metals Inc. (a)	1,681	19,777
ARC Document Solutions Inc. (a)	6,566	25,542
ArcBest Corp.	4,213	68,461
Argan Inc.	2,239	93,411
Armstrong Flooring Inc. (a)	3,829	64,902
Astec Industries Inc.	3,205	179,961
Astronics Corp. (a)	3,206	106,632
Atlas Air Worldwide Holdings Inc. (a)	4,040	167,337
AZZ Inc.	4,285	257,014
Babcock & Wilcox Enterprises Inc. (a)	7,531	110,630
Barnes Group Inc.	8,317	275,459
Barrett Business Services Inc.	1,197	49,460
Beacon Roofing Supply Inc. (a)	9,868	448,698
Blue Bird Corp. (a)	864	10,282
BMC Stock Holdings Inc. (a)	9,087	161,930
Brady Corp.	7,537	230,331
Briggs & Stratton Corp.	6,967	147,561
Brink’s Co., The	7,452	212,307
Builders FirstSource Inc. (a)	13,832	155,610
CaesarStone Ltd. (a)	3,904	135,703
CAI International Inc. (a)	2,816	21,120
Casella Waste Systems Inc. Class A (a)	6,749	52,980
CBIZ Inc. (a)	8,149	84,831

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CEB Inc.	5,338	$329,248
CECO Environmental Corp.	4,803	41,978
Celadon Group Inc.	4,345	35,499
Chart Industries Inc. (a)	5,108	123,256
CIRCOR International Inc.	2,763	157,463
Clarcor Inc.	7,872	478,854
Columbus McKinnon Corp.	3,248	45,959
Comfort Systems USA Inc.	6,086	198,221
Continental Building Products Inc. (a)	5,804	129,023
Costamare Inc.	4,194	32,168
Covenant Transport Group Inc. Class A (a)	1,851	33,448
CRA International Inc. (a)	1,447	36,493
CSW Industrials Inc. (a)	2,358	76,894
Cubic Corp.	4,161	167,106
Curtiss-Wright Corp.	7,303	615,278
Deluxe Corp.	8,080	536,270
DigitalGlobe Inc. (a)	10,503	224,659
Douglas Dynamics Inc.	3,633	93,477
Ducommun Inc. (a)	1,639	32,419
DXP Enterprises Inc. (a)	2,035	30,383
Dycom Industries Inc. (a)	5,053	453,557
Dynamic Materials Corp.	2,248	24,166
Echo Global Logistics Inc. (a)	4,831	108,311
EMCOR Group Inc.	10,006	492,896
Encore Wire Corp.	3,345	124,702
Energous Corp. (a)	2,413	31,248
Energy Recovery Inc. (a)	5,664	50,353
EnerSys	7,201	428,243
Engility Holdings Inc. (a)	3,068	64,796
Ennis Inc.	4,220	80,940
EnPro Industries Inc.	3,571	158,517
ESCO Technologies Inc.	4,209	168,107
Essendant Inc.	6,233	190,480
Esterline Technologies Corp. (a)	4,876	302,507
ExOne Co., The (a)	1,722	18,202
Exponent Inc.	4,236	247,425
Federal Signal Corp.	9,774	125,889
Forward Air Corp.	4,883	217,440
Franklin Covey Co. (a)	1,870	28,667
Franklin Electric Co. Inc.	7,648	252,766
Freightcar America Inc.	2,061	28,957
FTI Consulting Inc. (a)	6,904	280,855
FuelCell Energy Inc. (a)	4,459	27,735
G&K Services Inc. Class A	3,223	246,785
GATX Corp.	6,739	296,314
Gencor Industries Inc. (a)	837	12,990
Generac Holdings Inc. (a)	10,829	378,582
General Cable Corp.	7,888	100,256
Gibraltar Industries Inc. (a)	5,227	165,016
Global Brass & Copper Holdings Inc.	3,485	95,106
GMS Inc. (a)	1,163	25,877
Gorman-Rupp Co., The	2,884	79,050
GP Strategies Corp. (a)	2,137	46,352
Graham Corp.	1,712	31,535
Granite Construction Inc.	6,518	296,895

40	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Great Lakes Dredge & Dock Co. (a)	10,129	$44,162
Greenbrier Companies Inc., The	4,470	130,211
Griffon Corp.	5,187	87,453
H&E Equipment Services Inc.	5,299	100,840
Hardinge Inc.	1,810	18,209
Harsco Corp.	13,616	90,410
Hawaiian Holdings Inc. (a)	8,713	330,745
HC2 Holdings Inc. (a)	5,552	23,874
Healthcare Services Group Inc.	11,655	482,284
Heartland Express Inc.	7,727	134,373
Heidrick & Struggles International Inc.	3,003	50,691
Heritage-Crystal Clean Inc. (a)	2,188	26,715
Herman Miller Inc.	9,868	294,955
Hill International Inc. (a)	5,362	21,823
Hillenbrand Inc.	9,783	293,881
HNI Corp.	7,471	347,327
Hub Group Inc. (a)	5,503	211,150
Hurco Companies Inc.	1,117	31,086
Huron Consulting Group Inc. (a)	3,580	216,304
Hyster-Yale Materials Handling Inc.	1,530	91,020
ICF International Inc. (a)	3,034	124,091
IDI Inc. (a)	2,417	11,432
IES Holdings Inc. (a)	1,246	15,475
Innerworkings Inc. (a)	6,513	53,863
Insperity Inc.	2,611	201,648
Insteel Industries Inc.	2,831	80,938
Interface Inc.	10,788	164,517
John Bean Technologies Corp.	4,815	294,774
Joy Global Inc.	16,257	343,673
Kadant Inc.	1,775	91,430
Kaman Corp.	4,391	186,705
Kelly Services Inc. Class A	4,891	92,782
Kennametal Inc.	13,008	287,607
Keyw Holding Corp., The (a)	6,091	60,545
Kforce Inc.	4,029	68,050
Kimball International Inc. Class B	6,032	68,644
KLX Inc. (a)	8,745	271,095
Knight Transportation Inc.	10,988	292,061
Knoll Inc.	7,891	191,593
Korn/Ferry International	9,452	195,656
Kratos Defense & Security Solutions Inc. (a)	7,417	30,410
Lawson Products Inc. (a)	1,004	19,939
Layne Christensen Co. (a)	2,841	23,012
Lindsay Corp.	1,758	119,298
LSI Industries Inc.	4,010	44,391
Lydall Inc. (a)	2,766	106,657
Manitowoc Company Inc., The	20,951	114,183
Marten Transport Ltd.	3,732	73,894
Masonite International Corp. (a)	5,012	331,494
MasTec Inc. (a)	11,001	245,542
Matson Inc.	7,172	231,584
Matthews International Corp. Class A	5,274	293,445
McGrath Rentcorp	3,866	118,261
Mercury Systems Inc. (a)	6,381	158,632
Meritor Inc. (a)	14,416	103,795

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Milacron Holdings Corp. (a)	2,458	$35,666
Miller Industries Inc.	1,840	37,886
Mistras Group Inc. (a)	2,854	68,125
Mobile Mini Inc.	7,297	252,768
Moog Inc. Class A (a)	5,290	285,237
MRC Global Inc. (a)	15,567	221,207
MSA Safety Inc.	5,117	268,796
Mueller Industries Inc.	9,393	299,449
Mueller Water Products Inc.	25,667	293,117
Multi-Color Corp.	2,252	142,777
MYR Group Inc. (a)	2,834	68,243
National Presto Industries Inc.	786	74,159
Navigant Consulting Inc. (a)	7,879	127,246
Navistar International Corp. (a)	8,179	95,613
NCI Building Systems Inc. (a)	4,342	69,429
Neff Corp. Class A (a)	1,725	18,854
NL Industries Inc. (a)	1,105	2,840
NN Inc.	4,446	62,200
Nortek Inc. (a)	1,621	96,142
NOW Inc. (a)	17,598	319,228
NV5 Global Inc. (a)	1,207	34,327
Omega Flex Inc.	508	19,324
On Assignment Inc. (a)	8,379	309,604
Orion Group Holdings Inc. (a)	4,710	25,010
P.A.M. Transportation Services Inc. (a)	493	7,834
Park-Ohio Holdings Corp.	1,418	40,101
Patrick Industries Inc. (a)	2,399	144,636
PGT Inc. (a)	7,872	81,082
Plug Power Inc. (a)	28,560	53,122
Ply Gem Holdings Inc. (a)	3,678	53,588
Powell Industries Inc.	1,447	56,925
Power Solutions International Inc. (a)	774	13,816
Preformed Line Products Co.	463	18,701
Primoris Services Corp.	6,620	125,317
Proto Labs Inc. (a)	4,075	234,557
Quad Graphics Inc.	4,816	112,165
Quanex Building Products Corp.	5,520	102,617
Radiant Logistics Inc. (a)	6,422	19,266
Raven Industries Inc.	5,936	112,428
RBC Bearings Inc. (a)	3,781	274,122
Resources Connection Inc.	5,867	86,714
Rexnord Corp. (a)	13,734	269,598
Roadrunner Transportation Systems Inc. (a)	5,222	38,956
RPX Corp. (a)	8,329	76,377
Rush Enterprises Inc. (a)	901	18,732
Rush Enterprises Inc. Class B (a)	5,047	108,763
Saia Inc. (a)	4,244	106,694
Scorpio Bulkers Inc. (a)	7,186	20,049
Simpson Manufacturing Co. Inc.	6,814	272,356
SiteOne Landscape Supply Inc. (a)	1,914	65,057
SkyWest Inc.	8,227	217,686
Sparton Corp. (a)	1,625	35,376
SPX Corp.	7,685	114,122
SPX FLOW Inc. (a)	5,376	140,152
Standard Plus Corp. (a)	2,835	64,014

See accompanying notes to financial statements.	41

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Standex International Corp.	2,113	$174,597
Steelcase Inc.	14,172	192,314
Sun Hydraulics Corp.	3,820	113,416
Sunrun Inc. (a)	10,362	61,447
Supreme Industries Inc. Class A	2,105	28,838
Swift Transportation Co. (a)	12,360	190,468
TAL International Group Inc.	5,357	71,837
Taser International Inc. (a)	8,645	215,088
Team Inc. (a)	4,808	119,383
Teledyne Technologies Inc. (a)	5,659	560,524
Tennant Co.	2,886	155,469
Tetra Tech Inc.	9,543	293,400
Textainer Group Holdings Ltd.	3,502	39,012
Thermon Group Holdings Inc. (a)	5,195	99,796
Titan International Inc.	7,123	44,163
Titan Machinery Inc. (a)	2,775	30,941
TRC Companies Inc. (a)	3,385	21,393
Trex Co. Inc. (a)	4,883	219,344
TriMas Corp. (a)	7,313	131,634
TriNet Group Inc. (a)	6,956	144,615
Triumph Group Inc.	8,112	287,976
TrueBlue Inc. (a)	7,031	133,027
Tutor Perini Corp. (a)	6,274	147,753
UniFirst Corp.	2,495	288,721
Univar Inc. (a)	7,093	134,129
Universal Forest Products Inc.	3,254	301,613
Universal Logistics Holdings Inc.	1,455	18,770
US Ecology Inc.	3,597	165,282
USA Truck Inc. (a)	1,536	26,895
Vectrus Inc. (a)	1,844	52,536
Veritiv Corp. (a)	1,408	52,913
Viad Corp.	3,297	102,207
Vicor Corp. (a)	2,750	27,692
Virgin American Inc. (a)	3,208	180,322
VSE Corp.	726	48,497
Wabash National Corp. (a)	10,643	135,166
WageWorks Inc. (a)	6,028	360,535
Watts Water Technologies Inc.	4,611	268,637
Werner Enterprises Inc.	7,438	170,851
Wesco Aircraft Holdings Inc. (a)	9,221	123,746
West Corp.	7,243	142,397
Willis Lease Finance Corp. (a)	697	15,494
Woodward Inc.	8,758	504,811
XPO Logistics Inc. (a)	16,140	423,836
YRC Worldwide Inc. (a)	5,352	47,098

		37,346,243

Information Technology (16.84%)
2U Inc. (a)	6,053	178,021
3D Systems Corp. (a)	17,684	242,094
A10 Networks Inc. (a)	7,195	46,552
Acacia Communications Inc. (a)	865	34,548
ACI Worldwide Inc. (a)	18,928	369,285
Actua Corp. (a)	5,989	54,081
Acxiom Corp. (a)	12,936	284,463
Adtran Inc.	8,145	151,904

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Advanced Energy Industries Inc. (a)	6,487	$246,247
Advanced Micro Devices Inc. (a)	108,213	556,215
Aerohive Networks Inc. (a)	3,613	23,918
Agilysys Inc. (a)	2,449	25,641
Alarm.com Holdings Inc. (a)	1,703	43,648
ALJ Regional Holdings Inc. (a)	3,100	15,500
Alpha & Omega Semiconductor Ltd. (a)	2,890	40,258
Ambarella Inc. (a)	5,288	268,683
Amber Road Inc. (a)	3,180	24,518
American Software Inc. Class A	4,191	43,922
Amkor Technology Inc. (a)	16,089	92,512
Angie’s List Inc. (a)	6,644	43,252
Anixter International Inc. (a)	4,791	255,264
Apigee Corp. (a)	2,494	30,477
AppFolio Inc. Class A (a)	1,223	17,685
Applied Micro Circuits Corp. (a)	12,387	79,525
Applied Optoelectronics Inc. (a)	2,683	29,915
Aspen Technology Inc. (a)	13,667	549,960
Autobytel Inc. (a)	1,358	18,835
AVG Technologies NV (a)	6,956	132,094
Avid Technology Inc. (a)	5,127	29,788
AVX Corp.	7,451	101,185
Axcelis Technologies Inc. (a)	19,859	53,421
Badger Meter Inc.	2,333	170,379
Bankrate Inc. (a)	7,897	59,070
Barracuda Networks Inc. (a)	3,608	54,625
Bazaarvoice Inc. (a)	13,337	53,481
Bel Fuse Inc.	1,475	26,226
Belden Inc.	6,930	418,364
Benchmark Electronics Inc. (a)	8,167	172,732
Benefitfocus Inc. (a)	2,118	80,738
Black Box Corp.	2,446	31,994
Blackbaud Inc.	7,788	528,805
Blackhawk Network Holdings Inc. (a)	9,066	303,620
Blucora Inc. (a)	6,640	68,790
Bottomline Technologies Inc. (a)	6,649	143,153
Box Inc. Class A (a)	7,988	82,596
Brightcove Inc. (a)	4,964	43,683
BroadSoft Inc. (a)	4,859	199,365
Brooks Automation Inc.	11,232	126,023
Cabot Microelectronics Corp.	3,892	164,787
CACI International Inc. Class A (a)	4,033	364,624
CalAmp Corp. (a)	5,803	85,942
Calix Inc. (a)	7,040	48,646
Callidus Software Inc. (a)	9,181	183,436
Carbonite Inc. (a)	3,031	29,492
Cardtronics Inc. (a)	7,481	297,819
Care.com Inc. (a)	2,865	33,463
Cass Information Systems Inc.	1,871	96,731
Cavium Inc. (a)	9,289	358,555
CEVA Inc. (a)	3,304	89,770
ChannelAdvisor Corp. (a)	3,828	55,468
Ciena Corp. (a)	22,678	425,212
Cimpress NV (a)	4,160	384,717
Cirrus Logic Inc. (a)	10,289	399,110

42	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Clearfield Inc. (a)	1,960	$35,064
Coherent Inc. (a)	3,998	366,936
Cohu Inc.	4,254	46,156
CommVault Systems Inc. (a)	6,406	276,675
comScore Inc. (a)	7,950	189,846
Comtech Telecommunications Corp.	2,616	33,589
Control4 Corp. (a)	3,232	26,373
Convergys Corp.	14,758	368,950
Cornerstone OnDemand Inc. (a)	8,327	316,926
CPI Card Group Inc.	3,871	19,394
Cray Inc. (a)	6,618	198,011
CSG Systems International Inc.	5,340	215,255
CTS Corp.	5,130	91,930
Cvent Inc. (a)	4,975	177,707
Daktronics Inc.	6,536	40,850
Datalink Corp. (a)	3,452	25,890
Demandware Inc. (a)	6,224	466,178
DHI Group Inc. (a)	8,209	51,142
Diebold Inc.	9,886	245,469
Digi International Inc. (a)	4,021	43,145
Digimarc Corp. (a)	1,456	46,534
Diodes Inc. (a)	6,370	119,692
DSP Group Inc. (a)	3,748	39,766
DTS Inc. (a)	2,828	74,801
EarthLink Holdings Corp.	17,454	111,706
Eastman Kodak Co. (a)	2,849	45,812
Ebix Inc.	4,162	199,360
Electro Rent Corp.	2,769	42,670
Electro Scientific Industries Inc. (a)	4,305	25,141
Electronics for Imaging Inc. (a)	7,768	334,335
Ellie Mae Inc. (a)	4,869	446,244
EMCORE Corp. (a)	3,146	18,687
Endurance International Group Holdings Inc. (a)	9,975	89,675
EnerNOC Inc. (a)	4,546	28,731
Entegris Inc. (a)	23,337	337,686
Envestnet Inc. (a)	6,834	227,641
EPAM Systems Inc. (a)	7,984	513,451
EPIQ Systems Inc.	3,936	57,466
ePlus Inc. (a)	1,045	85,471
EVERTEC Inc.	10,639	165,330
Everyday Health Inc. (a)	4,593	36,193
Exa Corp. (a)	2,219	32,065
Exar Corp. (a)	6,677	53,750
Exlservice Holdings Inc. (a)	5,378	281,861
Extreme Networks Inc. (a)	16,553	56,115
Fabrinet (a)	5,794	215,073
Fair Isaac Corp.	5,119	578,498
Fairchild Semiconductor International Inc. (a)	18,880	374,768
FARO Technologies Inc. (a)	2,806	94,927
Finisar Corp. (a)	17,747	310,750
Five9 Inc. (a)	5,428	64,593
Fleetmatics Group Ltd. PLC (a)	6,472	280,432
Formfactor Inc. (a)	11,502	103,405
Forrester Research Inc.	1,671	61,593

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	$0
Gigamon Inc. (a)	5,362	200,485
GigPeak Inc. (a)	7,639	14,972
Global Sources Ltd. (a)	1,241	11,380
Globant SA (a)	4,244	167,001
Glu Mobile Inc. (a)	17,108	37,638
Gogo Inc. (a)	9,074	76,131
GrubHub Inc. (a)	13,329	414,132
GTT Communications Inc. (a)	4,356	80,499
Guidance Software Inc. (a)	3,878	24,005
Hackett Group Inc., The	3,990	55,341
Harmonic Inc. (a)	12,021	34,260
Higher One Holdings Inc. (a)	5,015	25,627
Hortonworks Inc. (a)	6,602	70,575
HubSpot Inc. (a)	4,758	206,592
II-VI Inc. (a)	9,816	184,148
Immersion Corp. (a)	4,497	33,008
Imperva Inc. (a)	4,733	203,566
inContact Inc. (a)	9,849	136,409
Infinera Corp. (a)	23,189	261,572
Infoblox Inc. (a)	9,325	174,937
Information Services Group Inc. (a)	5,071	19,016
Inphi Corp. (a)	6,650	213,000
Insight Enterprises Inc. (a)	6,069	157,794
Instructure Inc. (a)	1,705	32,395
Integrated Device Technology Inc. (a)	22,253	447,953
Interactive Intelligence Group (a)	2,964	121,494
InterDigital Inc.	5,755	320,438
Intersil Corp. Class A	22,123	299,545
Intralinks Holdings Inc. (a)	6,922	44,993
InvenSense Inc. (a)	13,467	82,553
Itron Inc. (a)	5,536	238,602
Ixia (a)	10,550	103,601
IXYS Corp.	4,289	43,962
j2 Global Inc.	7,802	492,852
Jive Software Inc. (a)	9,359	35,190
Kimball Electronics Inc. (a)	4,808	59,860
Knowles Corp. (a)	14,562	199,208
Kopin Corp. (a)	10,894	24,185
KVH Industries Inc. (a)	2,582	19,881
Lattice Semiconductor Corp. (a)	19,768	105,759
Limelight Networks Inc. (a)	10,061	14,991
Lionbridge Technologies Inc. (a)	10,324	40,780
Liquidity Services Inc. (a)	4,213	33,030
Littelfuse Inc.	3,649	431,275
LivePerson Inc. (a)	8,559	54,264
LogMeIn Inc. (a)	4,155	263,552
Lumentum Holdings Inc. (a)	8,322	201,392
MACOM Technology Solutions Holdings Inc. (a)	3,916	129,150
Majesco (a)	949	5,039
ManTech International Corp. Class A	4,068	153,852
Marchex Inc. Class B (a)	5,657	17,989
Marketo Inc. (a)	6,855	238,691
MAXIMUS Inc.	10,609	587,420

See accompanying notes to financial statements.	43

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
MaxLinear Inc. Class A (a)	9,304	$167,286
Maxwell Technologies Inc. (a)	5,060	26,717
MeetMe Inc. (a)	6,741	35,930
Mentor Graphics Corp.	17,677	375,813
Mesa Laboratories Inc.	510	62,730
Methode Electronics Inc.	6,043	206,852
Microsemi Corp. (a)	18,798	614,319
MicroStrategy Inc. (a)	1,569	274,606
MINDBODY, Inc. Class A (a)	2,338	37,735
Mitek Systems Inc. (a)	4,839	34,405
MKS Instruments Inc.	8,790	378,497
MobileIron Inc. (a)	7,628	23,265
Model N Inc. (a)	3,658	48,834
MoneyGram International Inc. (a)	4,673	32,010
Monolithic Power Systems Inc.	6,390	436,565
Monotype Imaging Holdings Inc.	6,677	164,455
Monster Worldwide Inc. (a)	14,783	35,331
MTS Systems Corp.	2,393	104,909
Multi-Fineline Electronix Inc. (a)	1,548	35,914
Nanometrics Inc. (a)	3,776	78,503
NCI Inc. Class A	981	13,783
NeoPhotonics Corp. (a)	5,049	48,117
Netgear Inc. (a)	5,351	254,387
NetScout Systems Inc. (a)	15,845	352,551
NeuStar Inc. Class A (a)	3,878	91,172
New Relic Inc. (a)	3,610	106,062
NIC Inc.	10,620	233,003
Nimble Storage Inc. (a)	10,335	82,267
Novanta Inc. (a)	5,274	79,901
NumereX Corp. Class A (a)	2,118	15,864
NVE Corp.	790	46,334
Oclaro Inc. (a)	16,065	78,397
OSI Systems Inc. (a)	2,900	168,577
Park City Group Inc. (a)	2,134	19,142
Park Electrochemical Corp.	3,304	48,007
Paycom Software Inc. (a)	7,268	314,050
Paylocity Holding Corp. (a)	3,556	153,619
PC Connection Inc.	1,843	43,863
PDF Solutions Inc. (a)	4,406	61,640
Pegasystems Inc.	5,955	160,487
Perficient Inc. (a)	5,862	119,057
PFSweb Inc. (a)	2,434	23,123
Photronics Inc. (a)	10,609	94,526
Planet Payment Inc. (a)	6,979	31,336
Plantronics Inc.	5,475	240,900
Plexus Corp. (a)	5,527	238,766
Polycom Inc. (a)	22,458	252,652
Power Integrations Inc.	4,533	226,967
Progress Software Corp. (a)	8,222	225,776
Proofpoint Inc. (a)	6,735	424,911
PROS Holdings Inc. (a)	4,171	72,701
Pure Storage Inc. Class A (a)	10,033	109,360
Q2 Holdings Inc. (a)	4,209	117,936
QAD Inc. Class A	1,587	30,581
QLIK Technologies Inc. (a)	15,497	458,401
QLogic Corp. (a)	13,910	205,033

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Qualys Inc. (a)	4,485	$133,698
QuinStreet Inc. (a)	5,956	21,144
Quotient Technology Inc. (a)	10,556	141,556
Radisys Corp. (a)	5,791	25,944
Rambus Inc. (a)	18,009	217,549
Rapid7 Inc. (a)	3,221	40,520
Realnetworks Inc. (a)	3,704	15,964
RealPage Inc. (a)	8,921	199,206
Reis Inc.	1,438	35,806
RetailMeNot Inc. (a)	6,168	47,555
Rightside Group Ltd. (a)	1,751	18,631
RingCentral Inc. Class A (a)	9,664	190,574
Rofin-Sinar Technologies Inc. (a)	4,550	145,327
Rogers Corp. (a)	2,994	182,933
Rosetta Stone Inc. (a)	3,064	23,746
Rovi Corp. (a)	13,426	209,983
Rubicon Project Inc., The (a)	6,138	83,784
Rudolph Technologies Inc. (a)	4,897	76,050
Sanmina Corp. (a)	12,141	325,500
Sapiens International Corp. NV	3,902	45,692
ScanSource Inc. (a)	4,166	154,600
Science Applications International Corp.	7,025	409,909
SciQuest Inc. (a)	4,596	81,165
SecureWorks Corp. Class A (a)	944	13,310
Semtech Corp. (a)	10,708	255,493
ServiceSource International Inc. (a)	9,679	39,006
ShoreTel Inc. (a)	11,350	75,932
Shutterstock Inc. (a)	3,161	144,774
Sigma Designs Inc. (a)	5,575	35,847
Silicom Ltd.	910	27,209
Silicon Graphics International Corp. (a)	5,827	29,310
Silicon Laboratories Inc. (a)	6,824	332,602
Silver Spring Networks Inc. (a)	6,232	75,719
Sonus Networks Inc. (a)	8,115	70,519
SPS Commerce Inc. (a)	2,694	163,256
Stamps.com Inc. (a)	2,674	233,761
Stratasys Ltd. (a)	8,190	187,469
Super Micro Computer Inc. (a)	6,384	158,642
Sykes Enterprises Inc. (a)	6,522	188,877
Synaptics Inc. (a)	6,130	329,488
Synchronoss Technologies Inc. (a)	6,815	217,126
SYNNEX Corp.	4,842	459,118
Syntel Inc. (a)	5,365	242,820
Systemax Inc. (a)	1,932	16,480
Take-Two Interactive Software Inc. (a)	13,715	520,073
Tangoe Inc. (a)	4,651	35,906
Tech Data Corp. (a)	5,789	415,940
TechTarget (a)	3,337	27,030
TeleNav Inc. (a)	5,549	28,300
TeleTech Holdings Inc.	2,693	73,061
Tessera Technologies Inc.	8,115	248,644
TiVo Inc. (a)	15,774	156,163
Travelport Worldwide Ltd.	19,146	246,792
TrueCar Inc. (a)	8,916	69,991
TTM Technologies Inc. (a)	11,914	89,712

44	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
TubeMogul Inc. (a)	3,610	$42,959
Ubiquiti Networks Inc. (a)	4,302	166,315
Ultra Clean Holdings Inc. (a)	5,060	28,791
Ultratech Inc. (a)	3,609	82,899
Unisys Corp. (a)	8,120	59,114
United Online Inc. (a)	2,276	25,036
Universal Display Corp. (a)	6,849	464,362
USA Technologies Inc. (a)	5,862	25,031
Varonis Systems Inc. (a)	1,758	42,227
VASCO Data Security International Inc. (a)	5,031	82,458
Veeco Instruments Inc. (a)	6,506	107,739
Verint Systems Inc. (a)	10,250	339,582
ViaSat Inc. (a)	7,341	524,147
Viavi Solutions Inc. (a)	38,659	256,309
Virnetx Holding Corp. (a)	8,291	33,164
Virtusa Corp. (a)	4,607	133,050
Vishay Intertechnology Inc.	22,490	278,651
Vishay Precision Group Inc. (a)	2,191	29,403
Web.com Group Inc. (a)	7,087	128,842
WebMD Health Corp. (a)	6,136	356,563
Workiva Inc. (a)	3,579	48,889
Xactly Corp. (a)	3,772	48,319
Xcerra Corp. (a)	8,975	51,606
XO Group Inc. (a)	4,360	75,995
Xura Inc. (a)	3,948	96,450
Zendesk Inc. (a)	13,402	353,545
Zix Corp. (a)	9,173	34,399

		46,469,495

Materials (4.45%)
A. Schulman Inc.	4,716	115,165
AEP Industries Inc.	661	53,184
AgroFresh Solutions Inc. (a)	3,481	18,484
AK Steel Holding Corp. (a)	39,199	182,667
Allegheny Technologies Inc.	17,900	228,225
American Vanguard Corp.	4,770	72,075
Ampco-Pittsburgh Corp.	1,352	15,291
Axiall Corp.	11,705	381,700
Balchem Corp.	5,193	309,762
Boise Cascade Co. (a)	6,434	147,660
Calgon Carbon Corp.	8,490	111,644
Carpenter Technology Corp.	7,648	251,849
Century Aluminum Co. (a)	8,005	50,672
Chase Corp.	1,182	69,821
Chemours Co., The	30,192	248,782
Chemtura Corp. (a)	10,553	278,388
Clearwater Paper Corp. (a)	2,803	183,232
Cliffs Natural Resources Inc. (a)	29,202	165,575
Codexis Inc. (a)	5,364	21,617
Coeur Mining Inc. (a)	25,226	268,909
Commercial Metals Co.	19,118	323,094
Deltic Timber Corp.	1,798	120,700
Ferro Corp. (a)	13,726	183,654
Ferroglobe PLC	10,979	94,529

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Flotek Industries Inc. (a)	8,488	$112,042
FutureFuel Corp.	4,237	46,099
GCP Applied Technologies Inc. (a)	11,683	304,225
Gold Resource Corp.	8,157	29,284
Greif Inc. Class A	4,272	159,217
Greif Inc. Class B	911	49,877
Handy & Harman Ltd. (a)	451	11,812
Hawkins Inc.	1,600	69,456
Haynes International Inc.	1,989	63,807
HB Fuller Co.	8,282	364,325
Headwaters Inc. (a)	11,955	214,473
Hecla Mining Co.	63,092	321,769
Ingevity Corp. (a)	7,028	239,233
Innophos Holdings Inc.	3,218	135,832
Innospec Inc.	3,890	178,901
Kaiser Aluminum Corp.	2,772	250,617
Kapstone Paper and Packaging Corp.	14,234	185,184
KMG Chemicals Inc.	1,445	37,556
Koppers Holdings Inc. (a)	3,330	102,331
Kraton Performance Polymers Inc. (a)	4,901	136,885
Kronos Worldwide Inc.	3,556	18,669
Louisiana-Pacific Corp. (a)	23,777	412,531
LSB Industries Inc. (a)	3,573	43,162
Materion Corp.	3,270	80,965
Minerals Technologies Inc.	5,734	325,691
Multi Packaging Solutions International Ltd. (a)	3,506	46,805
Myers Industries Inc.	3,622	52,157
Neenah Paper Inc.	2,765	200,103
Olin Corp.	27,351	679,399
Olympic Steel Inc.	1,518	41,457
Omnova Solutions Inc. (a)	7,404	53,679
P. H. Glatfelter Co.	7,235	141,517
PolyOne Corp.	13,859	488,391
Quaker Chemical Corp.	2,146	191,423
Rayonier Advanced Materials Inc.	7,100	96,489
Real Industry Inc. (a)	4,496	34,934
Ryerson Holding Corp. (a)	1,825	31,938
Schnitzer Steel Industries Inc. Class A	4,289	75,486
Schweitzer-Mauduit International Inc.	4,925	173,754
Sensient Technologies Corp.	7,357	522,641
Stepan Co.	3,242	192,996
Stillwater Mining Co. (a)	20,211	239,702
Summit Materials Inc. Class A (a)	10,431	213,418
SunCoke Energy Inc.	10,560	61,459
TerraVia Holdings Inc. (a)	12,399	32,485
TimkenSteel Corp.	6,359	61,174
Trecora Resources (a)	3,288	34,294
Tredegar Corp.	4,051	65,302
Trinseo SA (a)	4,755	204,132
Tronox Ltd. Class A	10,298	45,414
UFP Technologies Inc. (a)	1,014	22,856
United States Lime & Minerals Inc.	328	19,349
US Concrete Inc. (a)	2,350	143,138

See accompanying notes to financial statements.	45

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Valhi Inc.	2,386	$3,746
Worthington Industries Inc.	7,488	316,742

		12,277,002

Telecommunication Services (0.92%)
8x8 Inc. (a)	14,629	213,730
ATN International Inc.	1,722	133,989
Boingo Wireless Inc. (a)	5,795	51,691
Cincinnati Bell Inc. (a)	35,218	160,946
Cogent Communications Holdings Inc.	6,890	276,013
Consolidated Communications Holdings Inc.	8,113	220,998
FairPoint Communications Inc. (a)	3,450	50,646
General Communication Inc. Class A (a)	4,859	76,772
Globalstar Inc. (a)	61,928	74,933
Hawaiian Telcom Holdco Inc. (a)	1,056	22,377
IDT Corp. Class B	2,681	38,043
Inteliquent Inc.	5,375	106,910
Intelsat SA (a)	4,698	12,121
Iridium Communications Inc. (a)	13,756	122,153
Leap Wireless International Inc. Contingent Value Rights (a) (b)	9,775	18,504
Lumos Networks Corp. (a)	3,249	39,313
NII Holdings Inc. (a)	8,729	27,758
Orbcomm Inc. (a)	10,651	105,977
pdvWireless Inc. (a)	1,646	35,208
Shenandoah Telecommunications Co.	7,657	299,082
Spok Holdings Inc.	3,410	65,353
Straight Path Communications Inc. Class B (a)	1,505	41,643
Vonage Holdings Corp. (a)	31,486	192,065
Windstream Holdings Inc.	15,836	146,800

		2,533,025

Utilities (4.19%)
ALLETE Inc.	8,195	529,643
American States Water Co.	6,055	265,330
Artesian Resources Corp. Class A	1,217	41,281
Atlantic Power Corp.	20,150	49,972
Atlantica Yield PLC	9,675	179,762
Avista Corp.	10,437	467,578
Black Hills Corp.	8,526	537,480
California Water Service Group	7,930	276,995
Chesapeake Utilities Corp.	2,462	162,935
Connecticut Water Service Inc.	1,863	104,701
Consolidated Water Co. Ltd. Ordinary Shares	2,504	32,702
Delta Natural Gas Company Inc.	1,031	27,775
Dynegy Inc. (a)	19,324	333,146
El Paso Electric Co.	6,677	315,622
Empire District Electric Co., The	7,291	247,675
Genie Energy Ltd. Class B (a)	1,922	13,012
Global Water Resources Inc.	1,267	11,150
Idacorp Inc.	8,345	678,866

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
MGE Energy Inc.	5,764	$325,752
Middlesex Water Co.	2,585	112,137
New Jersey Resources Corp.	14,169	546,215
Northwest Natural Gas Co.	4,498	291,560
NorthWestern Corp.	8,040	507,083
NRG Yield Inc. Class A	5,895	89,722
NRG Yield Inc. Class C	10,323	160,936
ONE Gas Inc.	8,609	573,273
Ormat Technologies Inc.	6,412	280,589
Otter Tail Corp.	6,262	209,714
Pattern Energy Group Inc.	9,497	218,146
PNM Resources Inc.	13,205	467,985
Portland General Electric Co.	14,786	652,358
SJW Corp.	2,625	103,372
South Jersey Industries Inc.	13,194	417,194
Southwest Gas Corp.	7,821	615,591
Spark Energy Inc. Class A	813	26,870
Spire Inc.	7,404	524,499
Talen Energy Corp. (a)	13,878	188,047
TerraForm Global Inc. Class A	14,897	48,564
TerraForm Power Inc. Class A	14,352	156,437
Unitil Corp.	2,266	96,690
Vivint Solar Inc. (a)	3,395	10,423
WGL Holdings Inc.	8,338	590,247
York Water Co., The	2,058	65,938

		11,554,967

Total Common Stocks
(cost $234,090,824)		269,260,490

46	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Short-term Investments (2.17%)
State Street Institutional U.S. Government Money Market Fund Premier Class	5,985,474	$5,985,474

Total Short-term Investments
(cost $5,985,474)		5,985,474

TOTAL INVESTMENTS (99.76%)
(cost $240,076,298)		275,245,964
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.24%)		671,233

NET ASSETS (100.00%)		$275,917,197

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2016, cash in the amount of $313,400 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	58	September 2016	$6,772,879	$6,654,920	$(117,959)

See accompanying notes to financial statements.	47

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (a) (98.51%)
Australia (7.25%)
AGL Energy Ltd.	15,297	$222,160
Alumina Ltd.	60,921	59,883
Amcor Ltd.	26,609	299,181
AMP Ltd.	68,009	265,046
APA Group	25,201	175,282
Aristocrat Leisure Ltd.	12,390	128,894
Asciano Ltd.	14,344	95,169
ASX Ltd.	4,386	151,013
Aurizon Holdings Ltd.	49,048	177,960
AusNet Services	36,202	44,587
Australia & New Zealand Banking Group Ltd.	65,281	1,189,423
Bank of Queensland Ltd.	8,650	69,012
Bendigo and Adelaide Bank Ltd.	9,875	71,500
BHP Billiton Ltd.	72,174	1,005,833
Boral Ltd.	18,123	85,084
Brambles Ltd.	34,696	323,935
Caltex Australia Ltd.	6,118	147,505
Challenger Ltd.	11,958	78,124
CIMIC Group Ltd.	2,409	65,037
Coca-Cola Amatil Ltd.	13,053	80,576
Cochlear Ltd.	1,225	111,772
Commonwealth Bank of Australia	38,510	2,161,573
Computershare Ltd.	11,101	76,762
Crown Resorts Ltd.	8,586	81,666
CSL Ltd.	10,425	879,167
Dexus Property Group	21,324	144,697
Domino’s Pizza Enterprises Ltd.	1,384	71,217
DUET Group	46,642	87,482
Flight Centre Travel Group Ltd.	1,134	26,978
Fortescue Metals Group Ltd.	35,894	96,054
Goodman Group	40,027	214,685
GPT Group	38,305	155,773
Harvey Norman Holdings Ltd.	13,901	48,370
Healthscope Ltd.	39,125	84,194
Incitec Pivot Ltd.	40,008	89,870
Insurance Australia Group Ltd.	55,173	227,272
James Hardie Industries PLC	9,491	146,991
LendLease Group	12,857	122,131
Macquarie Group Ltd.	6,969	362,768
Medibank Private Ltd.	64,241	142,458
Mirvac Group	86,117	130,971
National Australia Bank Ltd.	59,536	1,143,056
Newcrest Mining Ltd. (b)	17,517	303,602
Oil Search Ltd.	30,677	154,906
Orica Ltd.	8,751	81,406
Origin Energy Ltd.	39,234	171,418
Platinum Asset Management Ltd.	5,385	23,387
Qantas Airways Ltd.	9,119	19,317
QBE Insurance Group Ltd.	31,214	246,578
Ramsay Health Care Ltd.	2,962	160,083
REA Group Ltd.	1,076	48,288
Rio Tinto Ltd.	9,588	331,654
Santos Ltd.	36,995	130,954
Scentre Group	119,795	443,715
Seek Ltd.	7,827	89,851

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	8,775	$142,305
South32 Ltd.(b)	123,270	144,569
Stockland	53,807	190,773
Suncorp Group Ltd.	29,606	271,484
Sydney Airport	25,709	134,243
Tabcorp Holding Ltd.	18,751	64,593
Tatts Group Ltd.	34,276	98,637
Telstra Corp. Ltd.	95,465	399,018
TPG Telecom Ltd.	6,552	58,751
Transurban Group	44,914	404,530
Treasury Wine Estates Ltd.	16,551	115,011
Vicinity Centres	77,400	193,101
Vocus Communications Ltd. (c)	10,199	66,328
Wesfarmers Ltd.	25,504	769,121
Westfield Corp.	45,582	366,145
Westpac Banking Corp.	74,943	1,661,901
Woodside Petroleum Ltd.	16,531	335,203
Woolworths Ltd.	28,240	444,174

		19,406,157

Austria (0.17%)
Andritz AG	1,628	77,195
Erste Group Bank AG	6,580	149,813
Immoeast AG Interim Shares (b) (c)	11,178	0
Immofinanz AG Interim Shares (b) (c)	9,273	0
OMV AG	3,584	100,749
Raiffeisen Bank International AG (b)	2,781	35,131
VoestAlpine AG	2,521	84,845

		447,733

Belgium (1.48%)
Ageas	4,626	160,796
Anheuser-Busch InBev SA/NV	18,125	2,396,783
Colruyt SA	1,633	90,367
Delhaize Group	2,323	245,388
Groupe Bruxelles Lambert SA	1,747	143,264
KBC Group NV (b)	5,577	274,282
Proximus SA	3,471	110,303
Solvay SA	1,708	159,541
Telenet Group Holding NV (b)	1,205	55,100
UCB SA	2,932	220,156
Umicore SA	2,218	114,569

		3,970,549

Denmark (1.96%)
A P Moller-Maersk A/S Class A	87	109,651
A P Moller-Maersk A/S Class B	142	185,474
Carlsberg A/S Class B	2,478	236,421
Chr. Hansen Holding A/S	2,161	141,924
Coloplast A/S Class B	2,733	204,578
Danske Bank A/S	16,219	426,890
DSV A/S	4,091	172,019
Genmab A/S (b)	1,284	234,134
ISS A/S	3,768	141,716
Novo Nordisk A/S Class B	41,858	2,254,174

48	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Novozymes A/S B Shares	5,186	$249,036
Pandora A/S	2,620	356,842
TDC A/S	19,120	93,697
Tryg A/S	2,530	45,298
Vestas Wind Systems A/S	5,042	342,702
William Demant Holding A/S (b)	2,670	51,974

		5,246,530

Finland (0.97%)
Elisa OYJ	3,022	116,115
Fortum OYJ	10,232	164,392
Kone Corp. OYJ Class B	7,593	350,419
Metso OYJ	2,533	59,550
Neste OYJ	2,871	102,951
Nokia OYJ	130,836	745,169
Nokian Renkaat OYJ	2,726	97,705
Orion OYJ Class B	2,451	95,172
Sampo OYJ A Shares	9,979	408,104
Stora Enso OYJ R Shares	12,578	101,153
UPM-Kymmene OYJ	12,228	224,638
Wartsila OYJ Class B	3,161	128,973

		2,594,341

France (9.44%)
Accor SA	3,981	152,537
Aeroports de Paris (ADP)	670	73,412
Air Liquide SA	7,840	816,784
Airbus Group SE	13,372	766,482
Alstom SA (b)	3,480	80,348
ArcelorMittal (b)	42,738	194,851
Arkema	1,522	116,361
AtoS	2,025	166,959
AXA SA	43,771	865,467
BNP Paribas SA	23,843	1,045,647
Bollore	20,243	68,148
Bouygues SA	4,634	132,756
Bureau Veritas SA	6,094	127,944
Capgemini SA	3,581	309,014
Carrefour SA	12,664	311,479
Casino Guichard Perrachon SA	1,331	73,882
Christian Dior SE	1,246	199,599
Cie Generale des Etablissements Michelin Class B	4,164	392,418
CNP Assurances	4,035	59,531
Compagnie de Saint-Gobain	10,649	403,657
Credit Agricole SA	23,821	200,262
Danone	13,343	933,778
Dassault Systemes SA	2,986	225,132
Edenred	4,918	100,701
Eiffage SA	1,292	91,848
Electricite de France	5,794	70,253
Engie	33,525	538,299
Essilor International SA	4,688	616,139
Eurazeo SA	976	57,902
Eutelsat Communications	3,625	68,422
Fonciere des Regions	716	63,284

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Gecina SA	928	$125,696
Groupe Eurotunnel SE	11,022	116,422
Hermes International	576	214,720
ICADE	798	56,076
Iliad SA	620	125,156
Imerys SA	864	55,128
Ingenico Group	1,275	147,779
JC Decaux SA	1,551	52,295
Kering	1,723	277,372
Klepierre	4,698	207,300
Lagardere SCA	2,775	60,362
Legrand SA	6,078	311,141
L’Oreal SA	5,650	1,081,711
LVMH Moet Hennessy Louis Vuitton SE	6,276	946,010
Natixis SA	21,249	79,957
Numericable - SFR SA	2,290	57,227
Orange	44,786	728,243
Pernod Ricard SA	4,791	530,442
Peugeot SA (b)	10,997	131,811
Publicis Groupe	4,334	289,955
Remy Cointreau SA	535	46,053
Renault SA	4,301	324,715
Rexel SA	6,337	79,671
Safran SA	7,060	475,433
Sanofi	26,517	2,203,103
Schneider Electric SE (Paris)	12,581	733,984
SCOR SE	3,600	106,434
SES	7,486	160,257
Societe BIC SA	636	89,609
Societe Generale	17,271	540,338
Sodexo	2,169	232,364
STMicroelectronics NV	14,634	85,439
Suez	6,744	105,190
Technip SA	2,313	125,191
Thales SA	2,226	184,856
Total SA	49,815	2,388,928
Unibail-Rodamco SE (Amsterdam)	2,199	568,868
Valeo SA	5,199	230,805
Veolia Environnement	9,693	209,316
Vinci SA	11,296	797,123
Vivendi	26,438	494,621
Wendel	683	70,611
Zodiac Aerospace	4,650	108,477

		25,279,485

Germany (8.08%)
Adidas AG	4,246	609,510
Allianz SE Reg.	10,355	1,477,217
Axel Springer SE	996	52,294
BASF SE	20,776	1,593,077
Bayer AG Reg.	18,616	1,869,694
Bayerische Motoren Werke (BMW) AG	7,429	540,646
Beiersdorf AG	2,283	216,142
Brenntag AG	3,582	173,519
Commerzbank AG	24,453	159,246

See accompanying notes to financial statements.	49

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Continental AG	2,462	$465,876
Covestro AG (d)	1,599	71,220
Daimler AG Registered Shares	21,788	1,303,757
Deutsche Bank AG Reg. (b)	31,215	431,489
Deutsche Boerse AG	4,377	359,591
Deutsche Lufthansa AG Reg.	5,099	59,952
Deutsche Post AG	21,668	610,442
Deutsche Telekom AG	72,738	1,240,347
Deutsche Wohnen AG	7,705	262,340
E.ON SE	45,116	455,438
Evonik Industries AG	3,202	95,447
Fraport AG	916	49,043
Fresenius Medical Care AG & Co. KGaA	4,889	425,863
Fresenius SE & Co. KGaA	9,230	678,197
GEA Group AG	3,975	187,625
Hannover Rueck SE	1,339	140,297
HeidelbergCement AG	3,097	233,303
Henkel AG & Co. KGaA	2,387	258,197
Hochtief AG	469	60,553
Hugo Boss AG	1,539	87,495
Infineon Technologies AG	25,720	372,333
K+S AG Reg.	4,396	89,996
Lanxess AG	2,154	94,502
Linde AG	4,157	579,223
MAN AG	832	84,913
Merck KGaA	2,852	289,886
Metro AG	3,815	117,334
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,756	629,862
Osram Licht AG	2,093	108,746
ProSiebenSat.1 Media SE	5,053	221,029
QIAGEN NV (b)	4,693	102,271
RTL Group SA	864	70,562
RWE AG (b)	11,474	182,726
SAP SE	22,142	1,662,978
Siemens AG Reg.	17,250	1,770,215
Symrise AG	2,828	192,901
Telefonica Deutschland Holding AG	16,784	69,135
ThyssenKrupp AG	8,455	169,948
United Internet AG Reg.	2,893	120,259
Volkswagen AG	728	96,506
Vonovia SE	10,722	391,503
Zalando SE (b) (d)	1,865	49,360

		21,634,005

Hong Kong (3.29%)
AIA Group Ltd.	272,154	1,633,128
ASM Pacific Technology Ltd.	5,900	42,500
Bank of East Asia Ltd., The	26,825	103,564
BOC Hong Kong Holdings Ltd.	81,500	245,588
Cathay Pacific Airways Ltd.	29,000	42,545
Cheung Kong Infrastructure Holdings Ltd.	15,000	129,040
Cheung Kong Property Holdings Ltd.	61,659	389,294

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
CK Hutchison Holdings Ltd.	60,659	$667,277
CLP Holdings Ltd.	36,783	376,221
First Pacific Company Ltd.	58,500	42,244
Galaxy Entertainment Group Ltd.	51,000	152,925
Hang Lung Properties Ltd.	50,000	101,274
Hang Seng Bank Ltd.	17,674	303,388
Henderson Land Development Co. Ltd.	24,070	135,966
HK Electric Investments (d)	60,000	55,911
HKT Trust and HKT Ltd.	61,100	88,289
Hong Kong & China Gas Co. Ltd.	170,087	311,226
Hong Kong Exchanges & Clearing Ltd.	25,500	621,653
Hongkong Land Holdings Ltd.	26,500	162,187
Hysan Development Co. Ltd.	13,000	57,890
Jardine Matheson Holdings Ltd.	5,500	321,550
Kerry Properties Ltd.	14,000	34,807
Li & Fung Ltd.	132,000	64,177
Link REIT	50,000	341,910
Melco Crown Entertainment Ltd. ADR	4,291	53,981
MGM China Holdings Ltd.	23,600	30,753
MTR Corporation Ltd.	32,500	165,301
New World Development Company Ltd.	123,714	126,146
Noble Group Ltd. Rights (b) (c)	108,654	7,259
NWS Holdings Ltd.	36,327	57,689
PCCW Ltd.	101,000	67,997
Power Assets Holdings Ltd.	30,500	280,433
Sands China Ltd.	52,400	176,975
Shangri-La Asia Ltd.	26,960	27,068
Sino Land Co. Ltd.	72,600	119,535
SJM Holdings Ltd.	48,000	29,515
Sun Hung Kai Properties Ltd.	33,000	398,059
Swire Pacific Ltd. Class A	12,000	135,847
Swire Properties Ltd.	26,400	70,511
Techtronic Industries Company Ltd.	32,500	135,720
WH Group Ltd. (d)	135,000	106,919
Wharf Holdings Ltd., The	30,953	188,690
Wheelock and Co. Ltd.	18,000	84,907
Wynn Macau Ltd.	34,800	50,609
Yue Yuen Industrial Holdings Ltd.	18,500	73,800

		8,812,268

Ireland (0.46%)
Bank of Ireland (b)	622,939	128,418
CRH PLC (Dublin)	18,744	546,206
Kerry Group PLC Class A (Dublin)	3,483	308,903
Paddy Power Betfair PLC	1,839	193,272
Ryanair Holdings PLC	4,036	50,958

		1,227,757

Israel (0.77%)
Azrieli Group Ltd.	1,155	49,116
Bank Hapoalim B.M.	25,304	127,479
Bank Leumi Le-Israel (b)	33,941	119,172
Bezeq The Israeli Telecommunication Corporation Ltd.	50,694	100,421

50	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Check Point Software Technologies Ltd. (b)	2,958	$235,693
Israel Chemicals Ltd.	10,564	41,158
Mizrahi Tefahot Bank Ltd.	2,895	33,382
Mobileye NV (b)	3,955	182,484
NICE Ltd.	1,258	80,050
Taro Pharmaceutical Industries Ltd. (b)	339	49,358
Teva Pharmaceutical Industries Ltd.	20,622	1,043,684

		2,061,997

Italy (1.93%)
Assicurazioni Generali SpA	26,066	307,380
Atlantia SpA	9,223	230,436
CNH Industrial NV	21,818	158,260
Enel SpA	171,935	763,296
Eni SpA	57,493	926,050
EXOR SpA	2,361	87,158
Ferrari NV (Italy)	2,845	116,794
Fiat Chrysler Automobiles NV (Italy)	20,822	128,169
Intesa Sanpaolo	287,380	547,376
Intesa Sanpaolo RSP	21,892	39,191
Leonardo-Finmeccanica SpA (b)	9,416	95,221
Luxottica Group SpA	3,821	186,227
Mediobanca SpA	12,371	71,279
Poste Italiane SpA (d)	11,781	78,225
Prysmian SpA	4,250	93,284
Saipem SpA (b)	150,282	60,087
Snam SpA	55,255	330,338
Telecom Italia RNC SpA	135,587	87,234
Telecom Italia SpA (b)	228,305	187,509
Tenaris SA	10,928	157,944
Terna - Rete Elettrica Nationale SpA	34,262	190,672
UBI Banca - Unione di Banche Italiane SpA	20,407	56,355
UniCredit SpA	114,370	251,528
UnipolSai SpA	21,345	32,212

		5,182,225

Japan (23.09%)
ABC-Mart Inc.	600	40,267
ACOM Co. Ltd. (b)	10,300	49,901
Aeon Co. Ltd.	14,700	228,241
Aeon Credit Service Co. Ltd.	2,100	45,471
Aeon Mall Co. Ltd.	2,800	36,635
Air Water Inc.	3,000	44,142
Aisin Seiki Co. Ltd.	4,400	179,226
Ajinomoto Co. Inc.	12,000	282,731
Alfresa Holdings Corp.	4,000	83,568
All Nippon Airways Co. Ltd.	27,000	76,939
Alps Electric Co. Ltd.	4,000	75,993
Amada Holdings Co. Ltd.	7,900	80,202
Aozora Bank Ltd.	24,000	83,256
Asahi Glass Co. Ltd.	23,000	124,819
Asahi Group Holdings Ltd.	8,900	287,780
Asahi Kasei Corp.	29,000	201,812
ASICS Corp.	3,600	60,822

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Astellas Pharma Inc.	47,200	$740,206
Bandai Namco Holdings Inc.	4,700	121,291
Bank of Kyoto Ltd., The	8,000	49,070
Benesse Holdings Inc.	1,700	39,909
Bridgestone Corp.	14,600	469,199
Brother Industries Ltd.	5,600	60,067
CALBEE Inc.	1,600	66,937
Canon Inc.	24,000	685,205
Casio Computer Co. Ltd.	4,900	70,561
Central Japan Railway Co.	3,300	586,950
Chiba Bank Ltd., The	16,000	75,612
Chubu Electric Power Co. Inc.	14,800	210,619
Chugai Pharmaceutical Co. Ltd.	5,300	188,882
Chugoku Bank Ltd., The	4,000	40,813
Chugoku Electric Power Company Inc., The	6,500	82,635
Concordia Financial Group Ltd. (b)	27,000	104,272
Credit Saison Co. Ltd.	3,200	53,755
Cyberdyne Inc. (b)	2,300	51,843
Dai Nippon Printing Co. Ltd.	13,000	144,884
Daicel Chemical Industries Ltd.	7,000	72,534
Daihatsu Motor Co. Ltd.	4,300	56,012
Dai-ichi Life Insurance Company Ltd.	24,100	269,785
Daiichi Sankyo Co. Ltd.	13,613	330,729
Daikin Industries Ltd.	5,400	453,842
Daito Trust Construction Co. Ltd.	1,600	259,780
Daiwa House Industry Co. Ltd.	12,800	375,898
Daiwa Securities Group Inc.	38,000	200,198
Denso Corp.	11,100	390,557
Dentsu Inc.	4,900	229,692
Don Quijote Holdings Co. Ltd.	2,800	104,056
East Japan Railway Co.	7,500	695,050
Eisai Co. Ltd.	5,800	323,849
Electric Power Development Co. Ltd.	3,280	76,418
FamilyMart Co. Ltd.	1,200	73,130
Fanuc Corp.	4,400	715,762
Fast Retailing Co. Ltd.	1,200	322,176
Fuji Electric Co. Ltd.	13,000	54,126
Fuji Heavy Industries Ltd.	13,200	453,729
FUJIFILM Holdings Corp.	9,900	384,124
Fujitsu Ltd.	44,000	161,802
Fukuoka Financial Group Inc.	18,000	59,350
GungHo Online Entertainment Inc.	9,500	25,742
Hachijuni Bank Ltd., The	10,000	43,553
Hakuhodo DY Holdings Inc.	4,800	57,532
Hamamatsu Photonics KK	3,400	95,401
Hankyu Hanshin Holdings Inc.	26,000	193,870
Hikari Tsushin Inc.	400	33,509
Hino Motors Ltd.	6,000	59,760
Hirose Electric Co. Ltd.	700	86,076
Hiroshima Bank Ltd., The	11,000	36,755
Hisamitsu Pharmaceutical Co. Inc.	1,200	69,194
Hitachi Chemical Co. Ltd.	2,500	46,691
Hitachi Construction Machinery Co. Ltd.	2,400	35,030
Hitachi High-Technologies Corp.	1,900	51,999

See accompanying notes to financial statements.	51

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Ltd.	110,000	$460,884
Hitachi Metals Ltd.	5,000	50,796
Hokuriku Electric Power Co.	4,100	50,804
Honda Motor Co. Ltd.	36,700	920,628
Hoshizaki Electric Co. Ltd.	1,100	107,684
Hoya Corp.	9,300	332,159
Hulic Company Ltd.	5,900	62,172
Idemitsu Kosan Co. Ltd.	2,000	43,420
IHI Corp.	32,000	86,256
Iida Group Holdings Co. Ltd.	3,000	61,437
INPEX Corp.	20,700	161,886
Isetan Mitsukoshi Holdings Ltd.	7,880	70,138
Isuzu Motors Ltd.	14,000	172,438
Itochu Corp.	33,700	412,259
Iyo Bank Ltd., The	6,000	36,748
J. Front Retailing Co. Ltd.	5,700	59,100
Japan Airlines Co. Ltd.	2,900	93,301
Japan Airport Terminal Co. Ltd.	1,000	36,281
Japan Exchange Group Inc.	12,200	140,464
Japan Post Bank Co. Ltd.	9,300	109,355
Japan Post Holdings Co. Ltd.	10,300	125,303
Japan Prime Realty Investment Corp.	19	81,532
Japan Real Estate Investment Corp.	28	172,944
Japan Retail Fund Investment Corp.	57	145,548
Japan Tobacco Inc.	24,800	999,494
JFE Holdings Inc.	11,300	147,411
JGC Corp.	5,000	71,578
Joyo Bank Ltd., The	14,000	52,338
JSR Corp.	3,900	51,648
JTEKT Corp.	5,100	57,806
JX Holdings Inc.	47,800	186,579
Kajima Corp.	20,000	138,934
Kakaku.com Inc.	3,100	61,596
Kamigumi Co. Ltd.	6,000	55,457
Kaneka Corp.	7,000	46,706
Kansai Electric Power Company Inc., The (b)	15,500	150,958
Kansai Paint Co. Ltd.	5,000	100,948
Kao Corp.	11,400	663,960
Kawasaki Heavy Industries Ltd.	34,000	95,868
KDDI Corp.	42,500	1,292,413
Keihan Holdings Co. Ltd.	11,000	76,223
Keikyu Corp.	10,000	100,631
Keio Corp.	12,000	113,194
Keisei Electric Railway Co. Ltd.	6,000	77,339
Keyence Corp.	964	657,765
Kikkoman Corp.	3,000	110,700
Kintetsu Group Holdings Co. Ltd.	41,000	175,457
Kirin Holdings Co. Ltd.	18,300	308,651
Kobe Steel Ltd.	72,000	59,175
Koito Manufacturing Company Ltd.	2,600	119,716
Komatsu Ltd.	20,200	350,908
Konami Holdings Corp.	2,000	76,300
Konica Minolta Holdings Inc.	10,000	72,846
KOSE Corp.	700	59,318
Kubota Corp.	23,900	323,255

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kuraray Co. Ltd.	7,600	$90,679
Kurita Water Industries Ltd.	2,400	53,500
Kyocera Corp.	7,100	337,838
Kyowa Hakko Kirin Co. Ltd.	5,900	100,629
Kyushu Electric Power Co. Inc.	10,000	100,294
Kyushu Financial Group Inc.	6,100	30,235
Lawson Inc.	1,500	119,752
LIXIL Group Corp.	6,100	100,173
M3 Inc.	4,600	160,540
Mabuchi Motor Co. Ltd.	1,200	50,826
Makita Corp.	2,600	172,632
Marubeni Corp.	36,500	164,897
Marui Group Co. Ltd.	4,600	61,925
Maruichi Steel Tube Ltd.	1,100	38,445
Mazda Motor Corp.	12,300	162,769
McDonald’s Holdings Company (Japan) Ltd.	1,600	43,460
Medipal Holdings Corp.	4,100	67,407
MEIJI Holdings Company Ltd.	2,600	267,164
Minebea Co. Ltd.	7,000	47,557
Miraca Holdings Inc.	1,400	60,715
Mitsubishi Chemical Holdings Corp.	29,400	134,769
Mitsubishi Corp.	34,100	600,410
Mitsubishi Electric Corp.	43,000	513,349
Mitsubishi Estate Company Ltd.	28,000	513,598
Mitsubishi Gas Chemical Co. Inc.	9,000	46,952
Mitsubishi Heavy Industries Ltd.	72,000	289,528
Mitsubishi Logistics Corp.	3,000	41,971
Mitsubishi Materials Corp.	25,000	59,859
Mitsubishi Motors Corp.	14,400	66,475
Mitsubishi Tanabe Pharma Corp.	4,700	84,920
Mitsubishi UFJ Financial Group Inc.	288,460	1,293,124
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	44,574
Mitsui & Co. Ltd.	39,100	466,743
Mitsui Chemicals Inc.	20,000	73,495
Mitsui Fudosan Co. Ltd.	20,000	459,015
Mitsui OSK Lines Ltd.	25,000	53,163
mixi Inc.	800	33,076
Mizuho Financial Group Inc.	533,500	767,737
MS&AD Insurance Group Holdings Inc.	11,700	303,148
Murata Manufacturing Co. Ltd.	4,300	482,093
Nabtesco Corp.	2,400	57,264
Nagoya Railroad Co. Ltd.	20,000	112,689
NEC Corp.	56,000	130,472
Nexon Co. Ltd.	3,900	57,720
NGK Insulators Ltd.	6,000	121,304
NGK Spark Plug Co. Ltd.	4,000	60,379
NH Foods Ltd.	4,000	97,976
NHK Spring Co. Ltd.	4,100	33,275
Nidec Corp.	5,400	411,064
Nikon Corp.	7,900	106,964
Nintendo Co. Ltd.	2,600	373,618
Nippon Building Fund Inc.	32	197,121
Nippon Electric Glass Co. Ltd.	10,000	41,745
Nippon Express Co. Ltd.	20,000	91,394

52	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Paint Co. Ltd.	3,400	$84,054
Nippon Prologis REIT Inc.	35	85,504
Nippon Steel Corp.	18,200	352,345
Nippon Telegraph & Telephone Corp.	15,600	731,560
Nippon Yusen KK	38,000	66,851
Nissan Motor Co. Ltd.	55,500	495,300
Nisshin Seifun Group Inc.	4,400	70,729
Nissin Foods Holdings Co. Ltd.	1,400	76,455
Nitori Holdings Co. Ltd.	1,800	218,311
Nitto Denko Corp.	3,700	234,706
NOK Corp.	2,100	35,712
Nomura Holdings Inc.	81,300	289,148
Nomura Real Estate Holdings Inc.	3,100	54,170
Nomura Real Estate Master Fund Inc.	81	128,046
Nomura Research Institute Ltd.	2,700	99,023
NSK Ltd.	9,400	68,807
NTT Data Corp.	2,800	132,239
NTT DoCoMo Inc.	32,100	865,690
NTT Urban Development Corp.	2,900	31,177
Obayashi Corp.	14,000	149,057
OBIC Co. Ltd.	1,600	88,074
Odakyu Electric Railway Co. Ltd.	13,000	152,437
Oji Paper Co. Ltd.	17,000	65,263
Olympus Corp.	6,700	250,188
OMRON Corp.	4,600	150,148
Ono Pharmaceutical Co. Ltd.	9,500	413,830
Oracle Corp. Japan	900	47,991
Oriental Land Co. Ltd.	4,900	317,272
Orix Corp.	29,500	381,744
Osaka Gas Co. Ltd.	43,000	165,313
OTSUKA Corp.	1,200	56,114
Otsuka Holdings Co. Ltd.	8,600	396,313
Panasonic Corp.	49,100	422,434
Park24 Co. Ltd.	2,000	68,729
Pola Orbis Holdings Inc.	500	47,055
Rakuten Inc.	21,300	231,176
Recruit Holdings Co Ltd.	6,400	233,818
Resona Holdings Inc.	51,100	186,766
Ricoh Co. Ltd.	15,100	130,894
RINNAI Corp.	800	70,690
Rohm Co. Ltd.	2,200	86,834
Ryohin Keikaku Co. Ltd.	500	121,849
Sankyo Co. Ltd.	1,000	37,493
Santen Pharmaceutical Co. Ltd.	8,100	127,309
SBI Holdings Inc.	4,345	43,268
Secom Co. Ltd.	4,700	347,484
Sega Sammy Holdings Inc.	4,068	43,813
Seibu Holdings Inc.	3,900	66,055
Seiko Epson Corp.	5,800	92,983
Sekisui Chemical Co. Ltd.	10,000	123,208
Sekisui House Ltd.	13,700	239,915
Seven & I Holdings Co. Ltd.	16,940	710,262
Seven Bank Ltd.	14,000	43,455
Shikoku Electric Power Co. Inc.	3,900	46,197
Shimadzu Corp.	6,000	90,200
Shimamura Co. Ltd.	500	74,393

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shimano Inc.	1,700	$259,926
Shimizu Corp.	12,000	112,428
Shin-Etsu Chemical Co. Ltd.	8,800	515,578
Shinsei Bank Ltd.	39,000	56,822
Shionogi & Co. Ltd.	6,700	366,262
Shiseido Co. Ltd.	8,600	224,097
Shizuoka Bank Ltd., The	12,000	84,511
Showa Shell Sekiyu KK	4,300	40,135
SMC Corp.	1,300	319,834
Softbank Corp.	21,600	1,221,524
Sohgo Security Services Co. Ltd.	1,600	79,096
Sompo Japan Nipponkoa Holdings Inc.	8,000	212,897
Sony Corp.	28,800	848,505
Sony Financial Holdings Inc.	4,200	47,489
Stanley Electric Co. Ltd.	3,500	74,747
START TODAY Co. Ltd.	1,300	68,716
Sumitomo Chemical Co. Ltd.	33,000	136,160
Sumitomo Corp.	25,900	261,069
Sumitomo Dainippon Pharma Co. Ltd.	3,700	64,131
Sumitomo Electric Industries Ltd.	17,400	230,297
Sumitomo Heavy Industries Ltd.	12,000	52,715
Sumitomo Metal Mining Co. Ltd.	12,000	122,069
Sumitomo Mitsui Financial Group Inc.	30,300	874,914
Sumitomo Mitsui Trust Holdings Inc.	76,000	247,290
Sumitomo Realty & Development Co. Ltd.	8,000	216,939
Sumitomo Rubber Industries Ltd.	3,700	49,535
Sundrug Co. Ltd.	800	75,116
Suntory Beverage & Food Ltd.	3,300	149,329
Suruga Bank Ltd.	4,000	90,397
Suzuken Co. Ltd.	1,800	56,657
Suzuki Motor Corp.	8,300	224,747
Sysmex Corp.	3,500	241,005
T&D Holdings Inc.	13,200	112,095
Taiheiyo Cement Corp.	26,000	61,583
Taisei Corp.	24,000	197,201
Taisho Pharmaceutical Holdings Co. Ltd.	800	84,184
Taiyo Nippon Sanso Corp.	3,000	27,573
Takashimaya Co. Ltd.	6,000	42,975
Takeda Pharmaceutical Company Ltd.	16,000	690,051
TDK Corp.	2,900	162,331
Teijin Ltd.	23,000	76,212
Terumo Corp.	7,700	328,600
THK Co. Ltd.	2,400	40,907
Tobu Railway Co. Ltd.	22,000	120,748
Toho Co. Ltd.	2,700	74,767
Toho Gas Co. Ltd.	10,000	81,827
Tohoku Electric Power Co. Inc.	9,800	123,681
Tokio Marine Holdings Inc.	15,400	512,682
Tokyo Electric Power Company Holdings Inc. (b)	33,600	142,297
Tokyo Electron Ltd.	3,700	312,682
Tokyo Gas Co. Ltd.	46,000	189,923
Tokyo Tatemono Co. Ltd.	5,000	59,961

See accompanying notes to financial statements.	53

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyu Corp.	24,000	$210,713
Tokyu Fudosan Holdings Corp.	11,900	74,239
TonenGeneral Sekiyu KK	7,000	63,767
Toppan Printing Co. Ltd.	12,000	103,185
Toray Industries Inc.	33,000	281,585
Toshiba Corp. (b)	94,000	256,056
Toto Ltd.	3,000	119,878
Toyo Seikan Kaisha Ltd.	3,800	72,611
Toyo Suisan Kaisha Ltd.	2,000	81,126
Toyoda Gosei Co. Ltd.	1,600	28,495
Toyota Industries Corp.	3,700	147,111
Toyota Motor Corp.	60,200	2,967,770
Toyota Tsusho Corp.	4,800	103,341
Trend Micro Inc.	2,300	82,257
Tsuruha Holdings Inc.	800	96,871
Unicharm Corp.	8,700	195,468
United Urban Investment Corp.	64	115,287
USS Co. Ltd.	5,200	85,938
West Japan Railway Co.	3,800	240,818
Yahoo Japan Corp.	32,200	142,786
Yakult Honsha Co. Ltd.	2,000	103,946
Yamada Denki Co. Ltd.	16,100	84,989
Yamaguchi Financial Group Inc.	5,000	47,281
Yamaha Corp.	3,500	94,337
Yamaha Motor Co. Ltd.	6,000	91,528
Yamato Holdings Co. Ltd.	8,000	183,688
Yamazaki Baking Co. Ltd.	3,000	83,753
Yaskawa Electric Corp.	5,000	65,282
Yokogawa Electric Corp.	4,800	54,130
Yokohama Rubber Company Ltd., The	2,500	31,355

		61,840,015

Netherlands (3.13%)
ABN AMRO Group NV CVA (d)	5,299	87,119
Aegon NV	39,972	158,382
AerCap Holdings NV (b)	3,840	128,986
Akzo Nobel NV	5,706	354,461
Altice NV Class A (b)	8,870	132,442
Altice NV Class B (b)	2,010	30,283
ASML Holding NV	8,306	817,627
Coca-Cola European Partners PLC (b)	4,879	174,833
Gemalto NV	1,814	109,899
Heineken Holding NV	2,199	178,167
Heineken NV	5,194	476,403
ING Groep NV CVA	86,912	899,183
Koninklijke Ahold NV	18,917	417,736
Koninklijke DSM NV	4,044	233,300
Koninklijke KPN NV	77,032	274,576
Koninklijke Philips NV	20,996	521,462
Koninklijke Vopak NV	1,674	83,331
NN Group NV	7,146	196,716
NXP Semiconductors NV (b)	6,632	519,551
OCI NV (b)	1,933	26,186
Randstad Holding NV	2,674	106,936
Reed Elsevier NV	22,346	386,600
Royal Boskalis Westminster NV	2,014	68,723

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Unilever NV CVA	36,912	$1,723,884
Wolters Kluwer - CVA	6,661	269,712

		8,376,498

New Zealand (0.19%)
Auckland International Airport Ltd.	20,331	94,578
Contact Energy Ltd.	16,795	62,351
Fletcher Building Ltd.	16,252	99,965
Meridian Energy Ltd.	27,088	51,122
Mighty River Power Ltd.	15,055	32,492
Ryman Healthcare Ltd.	9,616	64,184
Spark New Zealand Ltd.	43,136	109,637

		514,329

Norway (0.64%)
DnB NOR ASA	22,571	270,170
Gjensidige Forsikring ASA	4,480	74,641
Marine Harvest ASA	8,627	145,514
Norsk Hydro ASA	30,366	111,165
Orkla ASA	17,579	156,340
Schibsted ASA Class A	1,778	53,297
Schibsted ASA Class B	1,624	46,463
Statoil ASA	24,814	428,747
Telenor ASA	17,375	287,608
Yara International ASA	4,183	132,881

		1,706,826

Portugal (0.15%)
Energias de Portugal SA	54,555	167,024
Galp Energia SGPS SA B Shares	9,078	126,260
Jeronimo Martins SGPS SA	6,268	98,857

		392,141

Singapore (1.34%)
Ascendas Real Estate
Investment Trust	48,762	90,245
CapitaLand Commercial Trust Ltd.	43,000	47,295
Capitaland Ltd.	58,892	135,215
CapitaLand Mall Trust	58,000	92,221
City Developments Ltd.	10,031	60,957
Comfortdelgro Corp. Ltd.	47,000	96,521
DBS Group Holdings Ltd.	39,967	471,248
Genting Singapore PLC	136,500	74,045
Global Logistic Properties Ltd.	60,100	81,138
Golden Agri-Resources Ltd.	166,702	43,618
Hutchison Port Holdings Trust	99,300	45,437
Jardine Cycle & Carriage Ltd.	2,083	56,982
Keppel Corp. Ltd.	33,202	136,968
Noble Group Ltd.(b)	108,654	16,453
Oversea-Chinese Banking Corporation Ltd.	68,935	448,217
Sembcorp Industries Ltd.	21,200	44,895
Sembcorp Marine Ltd.	21,200	24,669
Singapore Airlines Ltd.	11,400	90,526
Singapore Exchange Ltd.	19,000	108,230

54	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Press Holdings Ltd.	36,030	$106,172
Singapore Technologies Engineering Ltd.	36,381	85,637
Singapore Telecommunications Ltd.	177,850	549,311
StarHub Ltd.	15,000	42,325
Suntec Real Estate Investment Trust	53,000	70,034
United Overseas Bank Ltd.	28,699	395,413
UOL Group Ltd.	10,797	44,011
Wilmar International Ltd.	44,000	107,109
Yangzijiang Shipbuilding Holdings Ltd.	48,000	32,194

		3,597,086

Spain (2.93%)
Abertis Infraestructuras SA	12,560	185,606
ACS Actividades de Construccion y Servicios SA	4,317	118,412
ACS Actividades de Construccion y Servicios SA Rights(b)	4,317	3,033
Aena SA (d)	1,551	205,586
Amadeus IT Holding SA A Shares	9,931	437,547
Banco Bilbao Vizcaya Argentaria SA	146,370	838,619
Banco de Sabadell SA	118,931	157,495
Banco Popular Espanol SA	74,342	96,612
Banco Santander SA	325,283	1,262,317
Bankia SA	108,509	78,991
Bankinter SA	15,383	99,299
CaixaBank SA	61,023	134,493
Distribuidora Internacional de Alimentacion SA	14,395	84,022
Enagas SA	4,514	137,904
Endesa SA	7,349	147,461
Ferrovial SA	10,565	206,841
Gas Natural SDG SA	7,857	156,178
Grifols SA	7,092	161,104
Iberdrola SA	121,290	827,387
Industria de Diseno Textil SA	24,727	830,678
International Consolidated Airlines Group SA	18,956	93,856
Mapfre SA	24,761	54,379
Red Electrica Corporacion SA	2,447	218,648
Repsol SA	24,729	316,994
Repsol SA Rights (b)	24,729	8,041
Telefonica SA	100,967	958,562
Zardoya Otis SA	3,936	37,169

		7,857,234

Sweden (2.75%)
Alfa Laval AB	6,264	98,726
Assa Abloy AB Class B	22,416	461,161
Atlas Copco AB Class A	15,402	400,023
Atlas Copco AB Class B	9,023	213,866
Boliden AB	6,475	126,548
Electrolux AB Series B	5,586	152,301
Getinge AB B Shares	4,571	94,373
Hennes & Mauritz AB (H&M) B Shares	21,399	629,576
Hexagon AB B Shares	5,817	212,879

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Husqvarna AB B Shares	9,274	$69,059
ICA Gruppen AB	1,730	57,980
Industrivarden AB C Shares	3,651	59,400
Investor AB B Shares	10,201	342,711
Kinnevik AB Class B	5,361	128,153
Lundin Petroleum AB (b)	4,059	73,968
Millicom International Cellular
SA SDR	1,498	91,886
Nordea Bank AB	68,781	583,513
Sandvik AB	24,742	247,715
Securitas AB Class B	7,197	111,106
Skandinaviska Enskilda Banken AB
Class A	33,969	296,742
Skanska AB Class B	7,668	160,560
SKF AB B Shares	9,025	144,607
Svenska Cellulosa AB Class B	13,326	428,173
Svenska Handelsbanken AB A Shares	33,447	406,064
Swedbank AB - A Shares	20,239	425,081
Swedish Match AB	4,229	147,584
Tele2 AB B Shares	7,142	62,702
Telefonaktiebolaget LM Ericsson B Shares	68,850	528,944
Telia Company AB	59,627	282,362
Volvo AB B Shares	34,395	341,690

		7,379,453

Switzerland (9.17%)
ABB Ltd. Reg.	44,366	878,096
Actelion Ltd. Reg.	2,277	383,441
Adecco Group AG Reg.	3,673	185,259
Aryzta AG	1,931	71,362
Baloise Holding AG Reg.	1,041	115,947
Barry Callebaut AG Reg.	52	64,025
Chocoladefabriken Lindt & Sprungli AG Reg.	3	214,390
Chocoladefabriken Lindt & Sprungli AG	22	131,211
Compagnie Financiere Richemont SA Reg.	11,816	691,646
Credit Suisse Group AG Reg.	41,950	446,869
Dufry AG Reg.(b)	1,033	123,550
Ems-Chemie Holding AG Reg	173	89,321
Galenica AG	83	111,891
Geberit AG Reg.	858	324,978
Givaudan SA Reg.	207	416,800
Julius Baer Group Ltd.	5,026	202,288
Kuehne & Nagel International AG Reg.	1,222	171,214
LafargeHolcim Ltd. Reg.	10,274	429,839
Lonza Group AG Reg.	1,219	202,490
Nestle SA Reg.	71,779	5,561,315
Novartis AG Reg.	51,356	4,238,847
Pargesa Holding SA	681	45,027
Partners Group Holding AG	392	167,998
Roche Holding AG	15,857	4,184,342
Schindler Holding AG	970	175,616

See accompanying notes to financial statements.	55

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Schindler Holding AG Reg.	476	$86,626
SGS SA Reg	121	277,181
Sika AG	47	197,074
Sonova Holding AG Reg.	1,260	167,234
Swatch Group AG Reg., The	1,093	62,594
Swatch Group AG, The	682	198,459
Swiss Life Holding AG Reg.	736	170,088
Swiss Prime Site AG Reg.	1,448	131,086
Swiss Re AG	7,524	657,149
Swisscom AG	571	283,676
Syngenta AG Reg.	2,098	805,314
UBS Group AG	82,315	1,068,085
Zurich Insurance Group AG	3,386	837,638

		24,569,966

United Kingdom (19.30%)
3i Group PLC	21,674	159,024
Aberdeen Asset Management PLC	21,593	81,015
Admiral Group PLC	4,312	117,244
Aggreko PLC	5,866	100,326
Anglo American PLC	30,616	300,105
Antofagasta PLC	8,948	55,952
ARM Holdings PLC	31,550	479,235
Ashtead Group PLC	11,565	165,193
Associated British Foods PLC	7,935	289,138
AstraZeneca PLC	28,520	1,705,024
Auto Trader Group PLC (d)	22,573	106,709
Aviva PLC	92,143	485,712
Babcock International Group PLC	5,898	71,308
BAE Systems PLC	70,653	494,610
Barclays PLC	380,377	707,457
Barratt Developments PLC	22,784	123,809
Berkeley Group Holdings PLC, The	2,931	98,973
BHP Billiton PLC	47,871	605,900
BP PLC	416,835	2,439,949
British American Tobacco PLC	41,998	2,722,689
British Land Company PLC	22,701	184,316
BT Group PLC	190,272	1,045,848
Bunzl PLC	7,625	234,610
Burberry Group PLC	10,307	160,330
Capita PLC	15,168	195,447
Carnival PLC	4,273	189,549
Centrica PLC	115,202	348,370
Cobham PLC	40,197	84,688
Coca-Cola HBC AG CDI	3,830	77,498
Compass Group PLC	37,259	708,867
Croda International PLC	2,979	125,054
DCC PLC	1,997	175,735
Diageo PLC	56,771	1,585,935
Direct Line Insurance Group PLC	29,969	138,551
Dixons Carphone PLC	20,990	90,090
easyJet PLC	3,283	47,707
Experian PLC	21,978	416,968
Fresnillo PLC	4,520	99,537
G4S PLC	35,279	86,446
GKN PLC	38,488	139,151

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
GlaxoSmithKline PLC	109,846	$2,358,941
Glencore PLC	273,498	563,712
Hammerson PLC	18,272	131,605
Hargreaves Lansdown PLC	5,997	100,036
Hikma Pharmaceuticals PLC	3,239	106,663
HSBC Holdings PLC	442,026	2,738,594
ICAP PLC	12,316	69,298
IMI PLC	6,391	82,823
Imperial Brands PLC	21,678	1,175,657
Inmarsat PLC	10,040	108,200
InterContinental Hotels Group PLC	4,208	155,192
Intertek Group PLC	3,712	172,954
Intu Properties PLC	20,570	79,972
Investec PLC	12,634	78,530
ITV PLC	81,824	196,187
J Sainsbury PLC	27,963	87,110
Johnson Matthey PLC	4,437	166,420
Kingfisher PLC	50,949	218,830
Land Securities Group PLC	18,231	253,693
Legal & General Group PLC	133,698	342,280
Lloyds Banking Group PLC	1,448,452	1,049,098
London Stock Exchange Group PLC	7,190	244,305
Marks & Spencer Group PLC	37,478	160,500
Mediclinic International PLC	8,340	122,096
Meggitt PLC	18,473	100,409
Merlin Entertainments PLC (d)	16,303	96,008
Mondi PLC	8,441	158,036
National Grid PLC	84,908	1,248,599
Next PLC	3,204	211,707
Old Mutual PLC	112,540	304,023
Pearson PLC	18,861	245,346
Persimmon PLC	6,954	134,850
Petrofac Ltd.	5,227	54,333
Provident Financial PLC	3,116	96,078
Prudential PLC	57,813	981,023
Randgold Resources Ltd.	2,005	224,996
Reckitt Benckiser Group PLC	14,451	1,449,024
Reed Elsevier PLC (London)	25,224	464,485
Rio Tinto PLC	28,006	870,049
Rolls-Royce Holdings PLC	40,859	389,998
Royal Bank of Scotland Group PLC (b)	77,132	174,793
Royal Dutch Shell PLC Class A	96,628	2,653,902
Royal Dutch Shell PLC Class B	84,533	2,335,526
Royal Mail PLC	20,294	136,346
RSA Insurance Group PLC	23,915	160,287
SABMiller PLC	21,888	1,276,488
Sage Group PLC, The	24,700	213,496
Schroders PLC	2,925	92,432
SEGRO PLC	15,713	87,095
Severn Trent PLC	5,419	176,818
Shire PLC	20,195	1,248,100
Sky PLC	23,289	264,643
Smith & Nephew PLC	20,131	341,848
Smiths Group PLC	9,113	140,825
SSE PLC	22,788	474,290
St. James’s Place PLC	11,984	126,381

56	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Standard Chartered PLC	73,213	$555,465
Standard Life PLC	45,083	177,868
Tate & Lyle PLC	10,415	93,120
Taylor Wimpey PLC	74,910	132,897
Tesco PLC (b)	183,582	431,159
Travis Perkins PLC	5,610	110,685
TUI AG (United Kingdom)	10,564	120,239
Unilever PLC	28,962	1,387,718
United Utilities Group PLC	15,647	216,872
Vodafone Group PLC	600,108	1,829,643
Weir Group PLC, The	4,892	94,481
Whitbread PLC	4,175	195,345
William Hill PLC	18,561	63,934
William Morrison Supermarkets PLC	49,550	124,390
Wolseley PLC	5,777	299,154
Worldpay Group PLC (b) (d)	31,569	114,901
WPP PLC	29,411	612,966

		51,699,836

United States (0.02%)
Ball Corp.	734	52,242

Total Common Stocks
(cost $261,075,803)		263,848,673

Preferred Stocks (a) (0.49%)
Germany (0.49%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,238	78,918
Fuchs Petrolub SE, 0.00%	1,416	55,706
Henkel AG & Co. KGaA, 0.00%	3,970	485,176
Porsche Automobil Holding SE, 0.00%	3,312	153,087
Schaeffler AG, 0.00%	3,744	49,453
Volkswagen AG, 0.00%	4,183	506,646

		1,328,986

Total Preferred Stocks
(cost $893,431)		1,328,986

	Shares	Value
Short-term Investments (0.04%)
State Street Institutional U.S. Government Money Market Fund Premier Class	103,255	$103,255

Total Short-term Investments
(cost $103,255)		103,255

TOTAL INVESTMENTS (99.04%)
(cost $262,072,489)		265,280,914
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.96%)		2,565,560

NET ASSETS (100.00%)		$267,846,474

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of these securities amounted to $971,958 or 0.36% of net assets.

(e)	At June 30, 2016, cash in the amount of $182,894 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

See accompanying notes to financial statements.	57

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$77,642,417	29.27
Japanese Yen	61,840,015	23.31
British Pound	51,699,836	19.49
Swiss Franc	24,569,966	9.26
Australian Dollar	19,406,157	7.32
Hong Kong Dollar	8,267,291	3.12
Swedish Krona	7,379,453	2.78
Danish Krone	5,246,530	1.98
Singapore Dollar	3,558,908	1.34
United States Dollar	1,854,724	0.70
Norwegian Krone	1,706,826	0.64
Israeli Shekel	1,594,462	0.60
New Zealand Dollar	514,329	0.19

Total Investments	$265,280,914	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$59,361,737	22.16
Industrials	35,335,210	13.19
Consumer Staples	35,310,347	13.18
Health Care	32,819,653	12.25
Consumer Discretionary	32,166,222	12.01
Materials	18,154,060	6.78
Information Technology	14,199,669	5.30
Energy	13,818,724	5.16
Telecommunication Services	13,633,293	5.09
Utilities	10,378,744	3.88

Total Stocks	265,177,659	99.00
Short-term Investments	103,255	0.04
Cash and Other Assets, Net of Liabilities	2,565,560	0.96

Net Assets	$267,846,474	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	September 2016	$286,560	$289,054	$2,494
Euro Stoxx 50 Index	25	September 2016	782,161	792,940	10,779
FTSE 100 Index	7	September 2016	556,898	600,992	44,094
Nikkei 225 Index	7	September 2016	559,913	530,510	(29,403)

Total					$27,964

58	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
Registered Investment Companies (99.80%)
State Farm Variable Product Trust Bond Fund (a)	3,433,262	$36,255,246
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,829,111	54,375,515

Total Registered Investment Companies
(cost $68,728,557)		90,630,761

TOTAL INVESTMENTS (99.80%)
(cost $68,728,557)		90,630,761
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.20%)		183,571

NET ASSETS (100.00%)		$90,814,332

(a)	As of June 30, 2016, investments in issuers considered to be affiliates of the Stock and Bond Balanced Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016	Dividends	Realized Gain (Loss)
State Farm Variable Product Trust Bond Fund	3,477,327	47,868	91,933	3,433,262	$36,255,246	$500,282	$1,474
State Farm Variable Product Trust Large Cap Equity Index Fund	2,911,588	—	82,477	2,829,111	54,375,515	—	46,446

Total					$90,630,761	$500,282	$47,920

See accompanying notes to financial statements.	59

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (71.99%)
Aerospace/Defense (0.99%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,609,626

Agriculture, Foods, & Beverage (5.79%)
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	500,919
Hershey Co.
5.450%, 09/01/2016	500,000	503,880
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,027,882
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,076,535
Mondelez International Inc.
2.250%, 02/01/2019	500,000	510,902
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,097,331
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,047,075
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,018,031
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,021,006
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,046,683
Mondelez International Inc.
4.000%, 02/01/2024	500,000	546,833

		9,397,077

Automotive (1.59%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	1,023,073
2.750%, 05/17/2021	1,000,000	1,048,248
Daimler Finance NA LLC (a)
2.000%, 07/06/2021	500,000	500,475

		2,571,796

Banks (1.94%)
Wachovia Corp.
5.750%, 06/15/2017	500,000	521,510
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,020,519
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	522,451
U.S. Bancorp
3.700%, 01/30/2024	500,000	550,003
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	535,830

		3,150,313

Chemicals (4.19%)
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	526,602
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	547,776
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,039,198

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Dow Chemical Co., The
3.000%, 11/15/2022	$1,000,000	$1,027,404
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	1,026,285
Praxair Inc.
2.700%, 02/21/2023	500,000	521,076
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	513,864
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,000,000	1,054,293
Praxair Inc.
3.200%, 01/30/2026	500,000	540,490

		6,796,988

Commercial Service/Supply (1.30%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,048,976
Cintas Corp. No.
2 3.250%, 06/01/2022	1,000,000	1,066,243

		2,115,219

Computer Software & Services (1.29%)
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	519,486
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	532,842
Automatic Data Processing Inc.
3.375%, 09/15/2025	500,000	543,710
Oracle Corp.
2.650%, 07/15/2026	500,000	501,254

		2,097,292

Computers (1.32%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,056,386
3.450%, 02/19/2026	1,000,000	1,087,600

		2,143,986

Consumer & Marketing (2.94%)
Estee Lauder Companies Inc., The
5.550%, 05/15/2017	1,000,000	1,039,385
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	528,122
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,116,895
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,039,992
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,049,755

		4,774,149

60	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.95%)
Emerson Electric Co.
5.125%, 12/01/2016	$500,000	$508,191
2.625%, 02/15/2023	1,000,000	1,036,736

		1,544,927

Financial Services (2.98%)
JPMorgan Chase & Co.
2.200%, 10/22/2019	500,000	508,230
4.350%, 08/15/2021	1,000,000	1,100,135
General Electric Capital Corp.
3.100%, 01/09/2023	287,000	306,576
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	518,263
3.625%, 05/13/2024	500,000	530,927
GE Capital International Funding Co. (a)
3.373%, 11/15/2025	744,000	807,411
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,069,111

		4,840,653

Health Care (8.21%)
Wyeth
5.450%, 04/01/2017	500,000	517,206
Amgen Inc.
5.850%, 06/01/2017	500,000	521,145
Johnson & Johnson
5.550%, 08/15/2017	500,000	526,674
AstraZeneca PLC
5.900%, 09/15/2017	500,000	528,326
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,085,178
Pfizer Inc.
2.100%, 05/15/2019	500,000	511,852
Amgen Inc.
2.200%, 05/22/2019	500,000	512,844
Gilead Sciences Inc.
2.550%, 09/01/2020	500,000	519,544
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,103,467
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,106,719
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,049,361
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	1,066,768
Novartis Capital Corp.
3.400%, 05/06/2024	1,000,000	1,093,081
Pfizer Inc.
3.400%, 05/15/2024	500,000	547,104
Amgen Inc.
3.625%, 05/22/2024	500,000	536,472
Bayer U.S. Finance LLC (a)
3.375%, 10/08/2024	500,000	519,748

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Gilead Sciences Inc.
3.650%, 03/01/2026	$500,000	$544,089
Roche Holdings Inc. (a)
2.625%, 05/15/2026	1,000,000	1,034,330

		13,323,908

Machinery & Manufacturing (7.05%)
Caterpillar Inc.
5.700%, 08/15/2016	500,000	502,731
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,028,293
Honeywell International Inc.
5.300%, 03/15/2017	500,000	515,865
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	517,615
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,045,742
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	527,106
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	500,000	508,696
Danaher Corp.
2.400%, 09/15/2020	500,000	521,552
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	524,921
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,046,578
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,027,001
Covidien International
3.200%, 06/15/2022	1,000,000	1,067,031
3M Co.
2.000%, 06/26/2022	500,000	512,204
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,026,073
John Deere Capital Corp.
3.400%, 09/11/2025	500,000	540,594
Thermo Fisher Scientific Inc.
3.650%, 12/15/2025	500,000	524,959

		11,436,961

Media & Broadcasting (2.59%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,009,508
Time Warner Inc.
2.100%, 06/01/2019	500,000	506,723
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,069,286
Time Warner Inc.
3.550%, 06/01/2024	500,000	531,198
Thomson Reuters Corp.
3.850%, 09/29/2024	500,000	532,839

See accompanying notes to financial statements.	61

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Walt Disney Co., The
3.150%, 09/17/2025	$500,000	$552,798

		4,202,352

Mining & Metals (1.93%)
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,020,000
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	515,277
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	551,322
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	500,000	526,166
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	515,752

		3,128,517

Oil & Gas (5.22%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	506,116
Shell International Finance
5.200%, 03/22/2017	500,000	515,609
Canadian Natural Resources
5.700%, 05/15/2017	500,000	514,376
EOG Resources Inc.
5.875%, 09/15/2017	500,000	526,418
Husky Energy Inc.
6.200%, 09/15/2017	500,000	518,370
ConocoPhillips
5.200%, 05/15/2018	500,000	535,162
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,024,404
Shell International Finance
2.375%, 08/21/2022	500,000	511,876
EOG Resources Inc.
2.625%, 03/15/2023	500,000	498,064
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,068,760
Devon Energy Corp.
5.850%, 12/15/2025	1,000,000	1,103,085
Trans-Canada Pipelines
4.875%, 01/15/2026	1,000,000	1,141,996

		8,464,236

Retailers (6.16%)
Target Corp.
5.875%, 07/15/2016	1,000,000	1,001,274
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	506,609
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,029,824
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,034,748
5.800%, 02/15/2018	500,000	539,362

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
CVS Caremark Corp.
2.250%, 12/05/2018	$1,000,000	$1,022,931
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,127,459
TJX Companies Inc., The
2.750%, 06/15/2021	500,000	528,041
Walgreen Co.
3.100%, 09/15/2022	500,000	515,049
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	1,049,245
3.350%, 09/15/2025	500,000	544,900
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,093,541

		9,992,983

Telecom & Telecom Equipment (2.29%)
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,098,182
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	1,003,141
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,103,164
AT&T Inc.
3.400%, 05/15/2025	500,000	511,454

		3,715,941

Transportation (2.29%)
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,577,475
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,095,609
Canadian National Railway Co.
2.750%, 03/01/2026	1,000,000	1,044,426

		3,717,510

Utilities & Energy (10.97%)
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	502,818
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	506,191
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,017,205
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,040,356
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,035,630
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	524,000
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,037,050
Union Electric Co.
6.400%, 06/15/2017	500,000	525,080
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	523,868

62	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co.
6.150%, 09/15/2017	$500,000	$530,043
Florida Power Corp.
5.800%, 09/15/2017	500,000	528,360
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	529,385
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	537,211
Florida Power Corp.
5.650%, 06/15/2018	500,000	543,630
Pacificorp
5.650%, 07/15/2018	500,000	546,839
Appalachian Power Co.
4.600%, 03/30/2021	500,000	550,528
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,101,537
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	517,988
Northern States Power Co.
2.150%, 08/15/2022	500,000	509,772
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	1,021,413
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	1,042,937
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	1,026,961
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,020,682
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,083,038

		17,802,522

Total Corporate Bonds
(cost $110,912,353)		116,826,956

U.S. Treasury Obligations (23.65%)
U.S. Treasury Notes
3.250%, 03/31/2017	8,000,000	8,163,048
3.500%, 02/15/2018	10,000,000	10,469,530
2.750%, 02/15/2019	7,500,000	7,905,465
3.625%, 02/15/2020	6,000,000	6,602,346
2.000%, 02/15/2025	5,000,000	5,231,250

Total U.S. Treasury Obligations
(cost $36,838,768)		38,371,639

	Shares	Value
Short-term Investments (4.14%)
JPMorgan U.S. Government Money Market Fund Agency Shares	6,715,040	$6,715,040

Total Short-term Investments
(cost $ 6,715,040)		6,715,040

TOTAL INVESTMENTS (99.78%)
(cost $ 154,466,161)		161,913,635
OTHER ASSETS, NET OF LIABILITIES (0.22%)		362,654

NET ASSETS (100.00%)		$162,276,289

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of these securities amounted to $2,861,964 or 1.76% of net assets.

See accompanying notes to financial statements.	63

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Principal amount	Value
Short-term Investments (100.21%)
Agriculture, Foods, & Beverage (5.68%)
Nestle Capital Corp. (a)
0.560%, 07/21/2016	$1,736,000	$1,735,460

Automotive (9.76%)
American Honda Finance Corp.
0.450%, 08/09/2016	1,601,000	1,600,220
Toyota Motor Credit Corp.
0.310%, 07/14/2016	1,384,000	1,383,845

		2,984,065

Computer Software & Services (5.00%)
Microsoft Corp. (a)
0.430%, 09/22/2016	1,531,000	1,529,482

Financial Services (4.49%)
GE Capital Treasury LLC
0.400%, 07/11/2016	1,372,000	1,371,848

Government Agency Securities (b) (43.83%)
Federal Home Loan Bank
0.310%, 07/07/2016	1,400,000	1,399,928
0.330%, 07/18/2016	1,000,000	999,844
0.350%, 07/22/2016	2,600,000	2,599,469
0.310%, 08/05/2016	1,529,000	1,528,539
0.460%, 08/31/2016	1,513,000	1,511,821
0.391%, 09/07/2016	1,194,000	1,193,118
0.400%, 09/28/2016	2,242,000	2,239,783
Federal National Mortgage Association
0.280%, 08/17/2016	1,922,000	1,921,297

		13,393,799

Health Care (10.26%)
Pfizer Inc. (a)
0.450%, 07/05/2016	1,595,000	1,594,920
Roche Holdings Inc. (a)
0.400%, 07/25/2016	1,540,000	1,539,589

		3,134,509

Machinery & Manufacturing (4.91%)
Caterpillar Finance Service Corp.
0.500%, 07/25/2016	1,500,000	1,499,500

Oil & Gas (4.21%)
Exxon Mobil Corp.
0.380%, 07/22/2016	1,287,000	1,286,715

	Shares	Value
Registered Investment Companies (0.00%)
JPMorgan U.S. Government Money
Market Fund Agency Shares	1,104	$1,104

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (12.07%)
U.S. Treasury Bill
0.228%, 07/28/2016	$1,690,000	$1,689,711
0.199%, 08/04/2016	2,000,000	1,999,625

		3,689,336

Total Short-term Investments
(cost $ 30,625,818)		30,625,818

TOTAL INVESTMENTS (100.21%)
(cost $ 30,625,818)		30,625,818
LIABILITIES, NET OF OTHER ASSETS (-0.21%)		(65,224)

NET ASSETS (100.00%)		$30,560,594

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

64	See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016

(Unaudited)

	Large Cap Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$56,245,701	58,547,076	40,802,253

Investments in securities at market value	$63,905,207	60,887,779	43,235,370
Cash	—	—	—
Foreign currencies at value (cost $5,915 and $1,517,036, respectively)	—	—	5,854
Receivable for:
Dividends and interest	30,606	45,714	102,408
Shares of the Fund sold	14,987	14,221	8,239
Securities sold	370,214	506,262	1,416,337
SFIMC	118	1,151	7,884
Federal tax expense reimbursement	—	—	—
Variation margin on futures contracts	—	—	—
Prepaid expenses	3,188	4,510	2,503

Total assets	64,324,320	61,459,637	44,778,595

Liabilities and Net Assets
Payable for:
Shares of the Fund redeemed	15	9	4
Securities purchased	305,277	645,821	2,362,521
Trustees’ fees and expenses	138	250	2,094
Due to bank	—	—	—
Due to affiliates	31,871	40,453	29,502
Accrued liabilities	25,397	26,586	79,707

Total liabilities	362,698	713,119	2,473,828

Net assets applicable to shares outstanding of common stock	$63,961,622	60,746,518	42,304,767

Fund shares outstanding (no par value, unlimited number of shares authorized)	5,264,695	5,606,157	4,218,980
Net asset value, offering price and redemption price per share	$12.15	10.84	10.03

Analysis of Net Assets
Paid-in-capital	$53,057,744	59,281,497	45,006,131
Accumulated net realized gain (loss)	2,912,868	(1,034,172)	(5,396,704)
Net unrealized appreciation (depreciation)	7,659,506	2,340,703	2,431,120
Accumulated undistributed net investment income (loss)	331,504	158,490	264,220

Net assets applicable to shares outstanding	$63,961,622	60,746,518	42,304,767

(a)	Relates to investments in affiliated investment companies.

(b)	Includes amounts pledged for open futures contracts for the Large Cap Equity Index, Small Cap Equity Index and International Equity Index Funds of $554,600, $313,400 and $182,894, respectively.

66	See accompanying notes to financial statements.

Large Cap Equity Index Fund		Small Cap Equity Index Fund		International Equity Index Fund		Stock and Bond Balanced Fund		Bond Fund	Money Market Fund

437,369,428		240,076,298		262,072,489		68,728,557	(a)	154,466,161	30,625,818

605,761,920		275,245,964		265,280,914		90,630,761	(a)	161,913,635	30,625,818
557,639	(b)	313,400	(b)	—		186,471		—	—
—		—		1,501,958	(b)	—		—	—

672,529		353,762		1,136,415		—		1,513,818	112
88,317		64,979		32,906		32,271		714	12,951
—		—		184,452		—		—	—
—		—		—		28,547		—	4,159
—		1,119		—		—		—	—
155,660		106,140		27,964		—		—	—
28,269		15,492		35,853		3,754		7,690	1,428

607,264,334		276,100,856		268,200,462		90,881,804		163,435,857	30,644,468

191,403		72,589		13,382		35,171		40,651	38,258
659,819		—		92,975		—		997,930	—
3,870		1,473		1,585		462		1,083	127
917,733		—		—		—		—	—
57,172		35,102		56,713		822		68,986	7,575
76,837		74,495		189,333		31,017		50,918	37,914

1,906,834		183,659		353,988		67,472		1,159,568	83,874

605,357,500		275,917,197		267,846,474		90,814,332		162,276,289	30,560,594

31,493,348		22,945,039		22,726,255		5,615,567		15,370,528	30,561,697
19.22		12.03		11.79		16.17		10.56	1.00

377,279,487		230,706,760		260,237,108		63,438,226		153,992,497	30,560,594
41,319,412		8,474,837		846,525		2,968,262		836,318	—
168,316,232		35,051,707		3,179,919		21,902,204		7,447,474	—
18,442,369		1,683,893		3,582,922		2,505,640		—	—

605,357,500		275,917,197		267,846,474		90,814,332		162,276,289	30,560,594

See accompanying notes to financial statements.	67

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2016

(Unaudited)

	Large Cap Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends	$539,056	410,709	518,771
Interest	1,126	1,064	2,065

	540,182	411,773	520,836
Less: foreign withholding taxes	—	(46)	(45,858)

Total investment income	540,182	411,727	474,978
Expenses:
Investment advisory and management fees	184,604	229,318	167,538
Professional fees	18,945	18,995	42,765
Reports to shareholders	5,185	5,883	11,961
Custodian fees	3,478	7,340	28,392
Errors and omissions insurance	1,744	1,711	732
Securities valuation fees	642	990	4,914
Trustees’ fees and expenses	1,618	1,576	1,092
Regulatory fees	383	383	501
ICI dues	282	305	601
Fidelity bond expense	127	127	89
License index fees	—	—	—

Total expenses	217,008	266,628	258,585
Less: expense reimbursement from SFIMC (b)	(1,637)	(8,645)	(49,162)

Net expenses	215,371	257,983	209,423

Net investment income	324,811	153,744	265,555
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	2,136,081	(1,331,729)	(1,235,805)
Net realized gain (loss) on foreign currency transactions	—	—	(10,410)
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,871,249)	1,550,759	(766,291)

Net realized and unrealized gain (loss) on investments	264,832	219,030	(2,012,506)

Net change in net assets resulting from operations	$589,643	372,774	(1,746,951)

(a)	Relates to investments in affiliated investment companies.

(b)	For the Money Market Fund, this amount includes $6,749 of additional voluntary fee waivers by SFIMC. See Note 6 under Fees and Other Transactions with Affiliates.

68	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund		Bond Fund	Money Market Fund

6,657,517	2,186,931	6,548,472	500,282	(a)	—	—
9,232	6,075	—	—		2,721,244	55,241

6,666,749	2,193,006	6,548,472	500,282		2,721,244	55,241
—	(724)	(579,070)	—		—	—

6,666,749	2,192,282	5,969,402	500,282		2,721,244	55,241

566,456	401,720	548,315	—		399,907	46,512
25,869	21,651	74,465	17,622		28,028	21,266
40,439	37,706	38,049	12,726		22,311	14,460
795	1,996	68,791	26		1,136	815
14,877	8,087	7,430	2,461		3,327	835
2,115	8,310	7,679	—		7,076	2,091
13,936	6,932	6,660	2,143		3,871	785
1,010	394	513	385		388	382
2,903	1,518	1,246	—		788	167
1,107	579	283	95		242	62
27,542	31,079	4,972	—		—	—

697,049	519,972	758,403	35,458		467,074	87,375
(795)	(1,996)	(217)	(35,458)		—	(32,134)

696,254	517,976	758,186	—		467,074	55,241

5,970,495	1,674,306	5,211,216	500,282		2,254,170	—

10,950,764	6,967,187	876,628	47,920	(a)	84,382	—
—	—	81,392	—		—	—
249,436	166,122	40,130	—		—	—
7,203	(67,580)	(4,473)	—		—	—
4,372,347	(3,361,927)	(16,008,987)	2,883,913	(a)	4,238,828	—

15,579,750	3,703,802	(15,015,310)	2,931,833		4,323,210	—

21,550,245	5,378,108	(9,804,094)	3,432,115		6,577,380	—

See accompanying notes to financial statements.	69

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2016 (Unaudited) and the year ended December 31, 2015	2016	2015
From operations:
Net investment income	$324,811	652,351
Net realized gain (loss)	2,136,081	4,813,205
Change in net unrealized appreciation or depreciation	(1,871,249)	(4,676,465)

Net change in net assets resulting from operations	589,643	789,091
Distributions to shareholders from and in excess of:
Net investment income	—	(658,420)
Net realized gain	—	(4,475,048)

Total distributions to shareholders	—	(5,133,468)
From Fund share transactions:
Proceeds from shares sold	690,525	2,263,469
Reinvestment of distributions	—	5,133,468

	690,525	7,396,937
Less payments for shares redeemed	(1,071,569)	(2,714,468)

Net increase (decrease) in net assets from Fund share transactions	(381,044)	4,682,469

Total increase (decrease) in net assets	208,599	338,092

Net assets:
Beginning of period	63,753,023	63,414,931

End of period*	$63,961,622	63,753,023

* Including accumulated undistributed net investment income (loss)	$331,504	6,693

Share Information
Sold	58,532	171,746
Issued in reinvestment of distributions	—	421,467
Redeemed	(90,890)	(206,408)

Net increase (decrease)	(32,358)	386,805

70	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund
2016	2015	2016	2015	2016	2015	2016	2015

153,744	387,486	265,555	274,003	5,970,495	11,162,583	1,674,306	2,523,091
(1,331,729)	2,894,306	(1,246,215)	1,092,939	11,200,200	31,561,697	7,133,309	20,233,015
1,550,759	(5,814,096)	(766,291)	(1,420,916)	4,379,550	(35,583,561)	(3,429,507)	(36,719,549)

372,774	(2,532,304)	(1,746,951)	(53,974)	21,550,245	7,140,719	5,378,108	(13,963,443)

—	(409,709)	—	(345,242)	—	(10,673,634)	—	(2,554,936)
—	(3,573,403)	—	—	—	(20,258,246)	—	(20,044,447)

—	(3,983,112)	—	(345,242)	—	(30,931,880)	—	(22,599,383)

724,858	1,329,912	261,295	657,843	2,025,257	5,294,068	1,808,875	2,909,472
—	3,983,112	—	345,242	—	30,931,880	—	22,599,383

724,858	5,313,024	261,295	1,003,085	2,025,257	36,225,948	1,808,875	25,508,855
(713,775)	(2,169,754)	(399,649)	(804,135)	(21,302,560)	(46,453,365)	(7,468,483)	(18,942,184)

11,083	3,143,270	(138,354)	198,950	(19,277,303)	(10,227,417)	(5,659,608)	6,566,671

383,857	(3,372,146)	(1,885,305)	(200,266)	2,272,942	(34,018,578)	(281,500)	(29,996,155)

60,362,661	63,734,807	44,190,072	44,390,338	603,084,558	637,103,136	276,198,697	306,194,852

60,746,518	60,362,661	42,304,767	44,190,072	605,357,500	603,084,558	275,917,197	276,198,697

158,490	4,746	264,220	(1,335)	18,442,369	12,471,874	1,683,893	9,587

69,572	110,262	26,222	60,562	109,773	275,464	161,801	217,560
—	365,423	—	32,975	—	1,696,757	—	1,877,025
(69,086)	(179,359)	(39,710)	(73,554)	(1,156,293)	(2,402,848)	(653,513)	(1,398,997)

486	296,326	(13,488)	19,983	(1,046,520)	(430,627)	(491,712)	695,588

See accompanying notes to financial statements.	71

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2016 (Unaudited) and the year ended December 31, 2015	2016	2015
From operations:
Net investment income	$5,211,216	6,899,148
Net realized gain (loss)	998,150	1,616,980
Change in net unrealized appreciation or depreciation	(16,013,460)	(11,562,809)

Net change in net assets resulting from operations	(9,804,094)	(3,046,681)
Distributions to shareholders from and in excess of:
Net investment income	—	(6,645,972)
Net realized gain	—	(2,386,716)

Total distributions to shareholders	—	(9,032,688)
From Fund share transactions:
Proceeds from shares sold	1,588,693	4,080,998
Reinvestment of distributions	—	9,032,688

	1,588,693	13,113,686
Less payments for shares redeemed	(4,872,320)	(10,861,402)

Net increase (decrease) in net assets from Fund share transactions	(3,283,627)	2,252,284

Total increase (decrease) in net assets	(13,087,721)	(9,827,085)

Net assets:
Beginning of period	280,934,195	290,761,280

End of period*	$267,846,474	280,934,195

* Including accumulated undistributed net investment income (loss)	$3,582,922	(1,628,294)

Share Information
Sold	135,923	311,048
Issued in reinvestment of distributions	—	731,984
Redeemed	(414,951)	(818,106)

Net increase (decrease)	(279,028)	224,926

(a)	Relates to investments in affiliated investment companies.

72	See accompanying notes to financial statements.

Stock and Bond Balanced Fund				Bond Fund		Money Market Fund
2016		2015		2016	2015	2016	2015

500,282	(a)	1,966,343	(a)	2,254,170	4,565,333	—	—
47,920	(a)	2,959,417	(a)	84,382	751,936	—	—
2,883,913	(a)	(3,860,084)	(a)	4,238,828	(3,746,310)	—	—

3,432,115		1,065,676		6,577,380	1,570,959	—	—

—		(2,087,717)		(2,254,170)	(4,565,333)	—	—
—		(2,085,456)		—	(122,889)	—	—

—		(4,173,173)		(2,254,170)	(4,688,222)	—	—

1,523,741		1,312,600		1,158,369	2,382,799	1,882,815	4,490,475
—		4,173,173		2,254,170	4,688,222	—	—

1,523,741		5,485,773		3,412,539	7,071,021	1,882,815	4,490,475
(4,404,672)		(7,071,466)		(6,491,074)	(10,075,045)	(2,881,839)	(6,909,082)

(2,880,931)		(1,585,693)		(3,078,535)	(3,004,024)	(999,024)	(2,418,607)

551,184		(4,693,190)		1,244,675	(6,121,287)	(999,024)	(2,418,607)

90,263,148		94,956,338		161,031,614	167,152,901	31,559,618	33,978,225

90,814,332		90,263,148		162,276,289	161,031,614	30,560,594	31,559,618

2,505,640		2,005,358		—	—	—	—

96,595		81,444		111,092	228,321	1,882,815	4,490,476
—		265,807		215,685	449,394	—	—
(282,312)		(437,499)		(624,388)	(967,585)	(2,881,839)	(6,909,082)

(185,717)		(90,248)		(297,611)	(289,870)	(999,024)	(2,418,606)

See accompanying notes to financial statements.	73

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services - Investment Companies.” Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the MSCI Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis, and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes and Distributions to Shareholders.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2016. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules under the Investment Company Act of 1940 governing the operations of registered money market funds such as Money Market Fund. The amendments are generally intended to increase the transparency of risks associated with investments in money market funds and address circumstances in which money market funds may face heavy redemptions. In response to the revised amendments, in December 2015 the Board of Trustees approved the transition of the Money Market Fund to a Government money market fund. A Government money market fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. The change, planned for 2016, will allow the Money Market Fund to maintain a stable net asset value per share and not require liquidity fees or temporary suspensions of redemptions.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2016:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$62,650,290	$—	$—	$62,650,290
Short-term Investments	1,254,917	—	—	1,254,917
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	59,350,969	—	—	59,350,969
Short-term Investments	1,536,810	—	—	1,536,810
International Equity Fund					—	—	—	—
Common Stocks (a)	—	40,991,254	—	40,991,254
Preferred Stocks (a)	—	8,376	—	8,376
Short-term Investments	2,235,740	—	—	2,235,740
Large Cap Index Fund					(76,260)	—	—	(76,260)
Common Stocks (a)	592,056,833	—	—	592,056,833
Short-term Investments	13,705,087	—	—	13,705,087
Small Cap Index Fund					(117,959)	—	—	(117,959)
Common Stocks (a)	269,207,965	25,890	26,635	269,260,490
Short-term Investments	5,985,474	—	—	5,985,474
International Index Fund					27,964	—	—	27,964
Common Stocks (a)	—	263,848,673	0	263,848,673
Preferred Stocks (a)	—	1,328,986	—	1,328,986
Short-term Investments	103,255	—	—	103,255
Balanced Fund					—	—	—	—
Registered Investment Companies	90,630,761	—	—	90,630,761
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	116,826,956	—	116,826,956
U.S. Treasury Obligations	—	38,371,639	—	38,371,639
Short-term Investments	6,715,040	—	—	6,715,040
Money Market Fund					—	—	—	—
Short-term Investments	1,104	30,624,714	—	30,625,818

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

There were no transfers of securities between Level 1 and Level 2 as of June 30, 2016 as compared to December 31, 2015.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2015	$3,079
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	15,425
Purchases	—
Issuances	—
Sales	—
Transfers in	8,131
Transfers out	—

Balance as of June 30, 2016	$26,635

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

For the Small Cap Index Fund, the total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2016 was $15,425.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2015 or for the period ended June 30, 2016. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2015, or for the period ended June 30, 2016.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared futures contracts. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of June 30, 2016, neither Fund has entered into a forward foreign currency contract.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2016, the fair values of derivative instruments, which are also disclosed in the Schedules of Investments, were as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value		Statements of Assets and Liabilities Location	Value

Large Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—		Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$76,260	(a)

Total			$—			$76,260

Small Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—		Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$117,959	(a)

Total			$—			$117,959

International Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$27,964	(a)	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$27,964			$—

(a) Represents cumulative unrealized gain or loss on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2016, the effect of derivative instruments on the Statement of Operations was as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount of Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Large Cap Index Fund	Stock Index Futures Contracts	$249,436	$7,203
Small Cap Index Fund	Stock Index Futures Contracts	166,122	(67,580)
International Index Fund	Stock Index Futures Contracts	40,130	(4,473)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the International Equity Fund and International Equity Index Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including certain forward foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts). For financial reporting purposes, cash and non-cash collateral that has been pledged to cover obligations of a Fund, if any, are noted in the Schedules of Investments. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities is based on contractual netting/set-off provisions in the ISDA Master Agreement; however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The Funds did not invest in any portfolio securities or enter into any derivative transactions with gross exposure on the Statement of Assets and Liabilities that could be netted subject to netting agreements as of June 30, 2016.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2016, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased
Large Cap Index Fund	106	$10,864,774
Small Cap Index Fund	59	6,687,917
International Index Fund	42	2,277,987

5.	Income Taxes and Distributions to Shareholders

As of December 31, 2015, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2015, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2016.

As of June 30, 2016, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$56,267,283	$9,729,353	$(2,091,429)	$7,637,924
Small/Mid Cap Equity Fund	58,567,610	6,493,713	(4,173,544)	2,320,169
International Equity Fund	41,251,979	4,772,365	(2,788,974)	1,983,391
Large Cap Index Fund	437,798,215	232,370,390	(64,406,685)	167,963,705
Small Cap Index Fund	240,164,535	74,437,452	(39,356,023)	35,081,429
International Index Fund	264,021,570	78,650,810	(77,391,466)	1,259,344
Balanced Fund	68,728,557	21,902,204	—	21,902,204
Bond Fund	154,466,161	7,447,474	—	7,447,474
Money Market Fund	30,625,818	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

After utilizing capital loss carryforwards to offset realized capital gains in 2015, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. As of December 31, 2015, if not applied, the carryforwards will expire as follows:

		Year of Expiration			Non Expiring
	Utilized in 2015	2016	2017	2018	Short-term	Long-term	Total Capital Loss Carryforwards
International Equity Fund	1,236,064	—	2,853,861	924,320	—	—	3,778,181

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2015, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$6,693	$798,370	$9,509,172	$—	$10,314,235
Small/Mid Cap Equity Fund	4,666	325,170	762,411	—	1,092,247
International Equity Fund	251,018	—	2,742,266	(3,947,697)	(954,413)
Large Cap Index Fund	12,470,224	30,705,919	163,351,625	—	206,527,768
Small Cap Index Fund	227,296	1,289,773	38,332,601	(17,341)	39,832,329
International Index Fund	343,098	42,982	17,063,805	(36,425)	17,413,460
Balanced Fund	2,209,367	2,716,333	19,018,291	—	23,943,991
Bond Fund	—	751,936	3,208,646	—	3,960,582
Money Market Fund	—	—	—	—	—

The differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2015 relates to one or more of the following: short-term capital gains, forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals and return of capital transactions.

From November 1, 2015 through December 31, 2015, the International Equity Fund incurred $169,516 in realized losses, the Small Cap Index Fund incurred $17,341 in specified losses and the International Index Fund incurred $15,704 in specified losses and $20,721 in realized losses. As permitted by the Internal Revenue Code, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2016.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the timing of the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

As of December 31, 2015, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Large Cap Equity Fund	$—	$(22)	$—	$22
Small/Mid Cap Equity Fund	—	(14,741)	—	14,741
International Equity Fund	—	(56,556)	—	56,556
Large Cap Index Fund	(308,112)	(962,229)	—	1,270,341
Small Cap Index Fund	(18)	(19,172)	—	19,190
International Index Fund	(56)	33,449	—	(33,393)
Balanced Fund	—	(39,075)	—	39,075

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The tax character of distributions was designated as follows for the year ended December 31, 2015.

2015	Ordinary Income	Long-term Capital Gain	Total
Small/Mid Cap Equity Fund	$439,495	$3,543,617	$3,983,112
Large Cap Index Fund	11,103,898	19,827,982	30,931,880
Small Cap Index Fund	3,479,928	19,119,455	22,599,383
Balanced Fund	2,169,330	2,003,843	4,173,173

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended December 31, 2015.

6.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (accrued on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund (a) (b)	0.13% on the first $500 million
0.12% on the next $250 million
0.11% on the next $250 million
0.085% on the next $2 billion
0.06% on amounts exceeding $3 billion
Small Cap Index Fund (a) (b)	0.15% on the first $150 million
0.13% on the next $850 million
0.105% on the next $2 billion
0.08% on amounts exceeding $3 billion
International Index Fund (a) (b)	0.16% on the first $150 million
0.14% on the next $850 million
0.115% on the next $2 billion
0.09% on amounts exceeding $3 billion
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund (a)	0.10% of average daily net assets

(a)    Through April 30, 2016, the investment advisory and management services fees for the Large Cap Index Fund, Small Cap Index Fund, International Index Fund and Money Market Fund were 0.24%, 0.40%, 0.55% and 0.40%, respectively.

(b)    For purposes of calculating the breakpoints in the preceding table, the assets of the following funds are combined: S&P 500 Index Fund of the State Farm Mutual Fund Trust and the Large Cap Index Fund; Small Cap Index Fund of the State Farm Mutual Fund Trust and the Small Cap Index Fund; and International Index Fund of the State Farm Mutual Fund Trust and the International Index Fund.

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Large Cap Equity Fund; Bridgeway and Rainier Investment Management, LLC (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross, BlackRock, and Rainier determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and BlackRock’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

As of June 30, 2016, the following fees were earned by BlackRock, Bridgeway, Rainier, Westwood, Marsico, and Northern Cross for sub-advisory services (not all amounts earned were paid during the period):

						Northern
	BlackRock	Bridgeway	Rainier (a)	Westwood	Marsico	Cross
Large Cap Equity Fund	$—	$61,585	$—	$52,523	$—	$—
Small/Mid Cap Equity Fund	—	83,334	83,645	—	—	—
International Equity Fund	—	—	—	—	54,244	60,618
Large Cap Index Fund	49,996	—	—	—	—	—
Small Cap Index Fund	103,756	—	—	—	—	—
International Index Fund	110,808	—	—	—	—	—

Total Sub-Advisory Fees	$264,560	$144,919	$83,645	$52,523	$54,244	$60,618

(a) A majority of the outstanding voting securities of Rainier Investment Management, LLC was acquired by Manning & Napier Group, LLC on April 30, 2016.

Expense Reduction Agreements

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund (other than the investment advisory and management services fee, acquired fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the Balanced Fund, SFIMC has agreed to reimburse all expenses incurred by the Fund other than acquired fund fees and expenses. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets. With respect to the Large Cap Index Fund and the Small Cap Index Fund, SFIMC has agreed to reimburse all custody fees. Prior-year reimbursements and waivers, if any, are not subject to recapture.

SFIMC has agreed to waive its fees to the extent necessary to prevent the Money Market Fund’s net investment income from decreasing below zero.

These expense reductions are voluntary and may be eliminated by SFIMC at any time.

Line of credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended June 30, 2016.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

7.	Investment transactions

For the six months ended June 30, 2016, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
Large Cap Equity Fund	$14,458,663	$14,595,300	$—	$—
Small/Mid Cap Equity Fund	31,358,466	31,084,029	—	—
International Equity Fund	27,177,777	26,101,453	—	—
Large Cap Index Fund	12,835,879	25,180,972	—	—
Small Cap Index Fund	33,525,355	36,122,919	—	—
International Index Fund	6,365,115	4,801,436	—	—
Balanced Fund	500,282	2,500,000	—	—
Bond Fund	7,515,290	5,950,048	—	—

Cross trades for the six months ended June 30, 2016 were executed by the Large Cap Index and Small Cap Index Funds pursuant to Rule 17a-7 under the Investment Company Act of 1940 with other mutual funds that are affiliated with BlackRock, but are not part of the State Farm family of funds. Cross trading is the buying or selling of portfolio securities between funds. At its regularly scheduled quarterly meetings, the Board of Trustees reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2016		Year ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.04		$12.91	$11.38	$8.61	$7.49	$7.59
Income from Investment Operations
Net investment income (a)	0.06		0.13	0.12	0.10	0.13	0.09
Net gain (loss) on investments (both realized and unrealized)	0.05		0.06	1.68	2.77	1.12	(0.10)

Total from investment operations	0.11		0.19	1.80	2.87	1.25	(0.01)

Less Distributions
Net investment income	—		(0.14)	(0.17)	(0.10)	(0.13)	(0.09)
Net realized gain	—		(0.92)	(0.10)	—	—	—

Total distributions	—		(1.06)	(0.27)	(0.10)	(0.13)	(0.09)

Net asset value, end of period	$12.15		$12.04	$12.91	$11.38	$8.61	$7.49

Total Return (b)	0.91%		1.33%	15.75%	33.33%	16.63%	(0.12)%
Net assets, end of period (millions)	$64.0		$63.8	$63.4	$55.0	$42.2	$36.6
Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.06	%(c)	1.01%	0.98%	0.95%	1.52%	1.19%
Ratios to average net assets absent expense reductions
Expenses	0.71	%(c)	0.71%	0.73%	0.72%	0.75%	0.75%
Net investment income	1.05	%(c)	1.00%	0.95%	0.93%	1.47%	1.14%
Portfolio turnover rate	48	%(c)	52%	51%	68%	58%	42%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	85

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2016		Year ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.77		$12.00	$13.12	$11.06	$9.41	$9.64
Income from Investment Operations
Net investment income (a)	0.03		0.07	0.03	0.01	0.11	0.02
Net gain (loss) on investments (both realized and unrealized)	0.04		(0.54)	0.62	3.83	1.56	(0.22)

Total from investment operations	0.07		(0.47)	0.65	3.84	1.67	(0.20)

Less Distributions
Net investment income	—		(0.08)	(0.03)	(0.12)	(0.02)	(0.03)
Net realized gain	—		(0.68)	(1.74)	(1.66)	—	—

Total distributions	—		(0.76)	(1.77)	(1.78)	(0.02)	(0.03)

Net asset value, end of period	$10.84		$10.77	$12.00	$13.12	$11.06	$9.41

Total Return (b)	0.65%		(3.99)%	4.94%	34.96%	17.77%	(2.08)%
Net assets, end of period (millions)	$60.7		$60.4	$63.7	$61.1	$45.9	$39.5
Ratios to average net assets assuming expense reductions
Expenses	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.54	%(c)	0.61%	0.23%	0.09%	1.03%	0.25%
Ratios to average net assets absent expense reductions
Expenses	0.93	%(c)	0.93%	0.94%	0.95%	0.96%	0.97%
Net investment income	0.51	%(c)	0.58%	0.19%	0.04%	0.97%	0.18%
Portfolio turnover rate	109	%(c)	119%	103%	115%	92%	87%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

86	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2016		Year ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.44		$10.54	$11.34	$9.76	$8.23	$9.75
Income from Investment Operations
Net investment income (a)	0.06		0.07	0.08	0.12	0.13	0.12
Net gain (loss) on investments (both realized and unrealized)	(0.47)		(0.09)	(0.75)	1.63	1.45	(1.47)

Total from investment operations	(0.41)		(0.02)	(0.67)	1.75	1.58	(1.35)

Less Distributions
Net investment income	—		(0.08)	(0.13)	(0.17)	(0.05)	(0.17)
Net realized gain	—		—	—	—	—	—

Total distributions	—		(0.08)	(0.13)	(0.17)	(0.05)	(0.17)

Net asset value, end of period	$10.03		$10.44	$10.54	$11.34	$9.76	$8.23

Total Return (b)	(3.93)%		(0.17)%	(5.96)%	17.97%	19.19%	(13.79)%
Net assets, end of period (millions)	$42.3		$44.2	$44.4	$47.4	$40.6	$34.2
Ratios to average net assets assuming expense reductions
Expenses	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.27	%(c)	0.59%	0.75%	1.10%	1.47%	1.28%
Ratios to average net assets absent expense reductions
Expenses	1.23	%(c)	1.12%	1.23%	1.18%	1.21%	1.29%
Net investment income	1.04	%(c)	0.47%	0.52%	0.92%	1.26%	0.99%
Portfolio turnover rate	129	%(c)	122%	98%	77%	47%	57%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	87

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2016		Year ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.53		$19.32	$17.85	$14.10	$12.67	$12.50
Income from Investment Operations
Net investment income (a)	0.19		0.35	0.33	0.29	0.28	0.23
Net gain (loss) on investments (both realized and unrealized)	0.50		(0.15)	1.97	4.16	1.73	(0.01)

Total from investment operations	0.69		0.20	2.30	4.45	2.01	0.22

Less Distributions
Net investment income (b)	—		(0.34)	(0.31)	(0.30)	(0.25)	—
Net realized gain	—		(0.65)	(0.52)	(0.40)	(0.33)	(0.05)

Total distributions	—		(0.99)	(0.83)	(0.70)	(0.58)	(0.05)

Net asset value, end of period	$19.22		$18.53	$19.32	$17.85	$14.10	$12.67

Total Return (c)	3.72%		1.12%	13.37%	32.01%	15.72%	1.83%
Net assets, end of period (millions)	$605.4		$603.1	$637.1	$599.5	$487.9	$454.4
Ratios to average net assets
Expenses (d)	0.24	%(e)(f)	0.29%	0.28%	0.29%	0.29%	0.31%
Net investment income	2.04	%(e)	1.80%	1.75%	1.80%	2.02%	1.79%
Portfolio turnover rate	4	%(e)	3%	3%	3%	4%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net investment income represent less than $0.01 per share in 2011.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The expense ratio includes the effect of expense reimbursements that are less than 0.005%.

(e)	Determined on an annualized basis.

(f)	The expense ratios include the effect of expense reduction changes.

88	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2016		Year ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.78		$13.46	$13.99	$10.85	$9.79	$10.82
Income from Investment Operations
Net investment income (a)	0.07		0.11	0.11	0.09	0.16	0.08
Net gain (loss) on investments (both realized and unrealized)	0.18		(0.74)	0.51	4.05	1.39	(0.56)

Total from investment operations	0.25		(0.63)	0.62	4.14	1.55	(0.48)

Less Distributions
Net investment income	—		(0.12)	(0.11)	(0.11)	(0.14)	(0.08)
Net realized gain	—		(0.93)	(1.04)	(0.89)	(0.35)	(0.47)

Total distributions	—		(1.05)	(1.15)	(1.00)	(0.49)	(0.55)

Net asset value, end of period	$12.03		$11.78	$13.46	$13.99	$10.85	$9.79

Total Return (b)	2.12%		(4.86)%	4.37%	38.27%	15.90%	(4.53)%
Net assets, end of period (millions)	$275.9		$276.2	$306.2	$309.2	$238.1	$218.7
Ratios to average net assets assuming expense reductions
Expenses	0.40	%(c)(d)	0.49%	0.48%	0.49%	0.50%	0.50%
Net investment income	1.28	%(c)	0.84%	0.76%	0.68%	1.46%	0.72%
Ratios to average net assets absent expense reductions
Expenses	0.40	%(c)	0.50%	0.49%	0.50%	0.51%	0.51%
Net investment income	1.28	%(c)	0.83%	0.75%	0.67%	1.45%	0.71%
Portfolio turnover rate	26	%(c)	14%	15%	13%	14%	14%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	The expense ratios include the effect of expense reduction changes.

See accompanying notes to financial statements.	89

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2016		Year ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.21		$12.76	$14.01	$11.86	$10.34	$12.24
Income from Investment Operations
Net investment income (a)	0.23		0.31	0.44	0.31	0.31	0.32
Net gain (loss) on investments (both realized and unrealized)	(0.65)		(0.45)	(1.26)	2.18	1.55	(1.85)

Total from investment operations	(0.42)		(0.14)	(0.82)	2.49	1.86	(1.53)

Less Distributions
Net investment income	—		(0.30)	(0.43)	(0.34)	(0.34)	(0.33)
Net realized gain (b)	—		(0.11)	—	—	—	(0.04)

Total distributions	—		(0.41)	(0.43)	(0.34)	(0.34)	(0.37)

Net asset value, end of period	$11.79		$12.21	$12.76	$14.01	$11.86	$10.34

Total Return (c)	(3.44)%		(1.16)%	(5.88)%	20.96%	18.00%	(12.50)%
Net assets, end of period (millions)	$267.8		$280.9	$290.8	$316.8	$270.4	$236.9
Ratios to average net assets
Expenses	0.57	%(d)(e)	0.68%	0.64%	0.67%	0.68%	0.69%
Net investment income	3.92	%(d)	2.31%	3.12%	2.41%	2.84%	2.73%
Portfolio turnover rate	4	%(d)	3%	3%	3%	3%	2%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2012.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

(e)	The expense ratios include the effect of expense reduction changes.

90	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2016		Year ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.56		$16.12	$15.44	$13.54	$12.41	$12.36
Income from Investment Operations
Net investment income (a)	0.09		0.34	0.34	0.33	0.30	0.16
Net gain (loss) on investments (both realized and unrealized)	0.52		(0.16)	1.07	2.08	1.03	0.28

Total from investment operations	0.61		0.18	1.41	2.41	1.33	0.44

Less Distributions
Net investment income	—		(0.37)	(0.34)	(0.32)	(0.17)	(0.31)
Net realized gain	—		(0.37)	(0.39)	(0.19)	(0.03)	(0.08)

Total distributions	—		(0.74)	(0.73)	(0.51)	(0.20)	(0.39)

Net asset value, end of period	$16.17		$15.56	$16.12	$15.44	$13.54	$12.41

Total Return (b)	3.92%		1.11%	9.43%	17.97%	10.77%	3.72%
Net assets, end of period (millions)	$90.8		$90.3	$95.0	$90.4	$81.2	$78.3
Ratios to average net assets assuming expense reductions
Expenses (c)	0.00	%(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.13	%(d)	2.11%	2.15%	2.23%	2.24%	1.30%
Ratios to average net assets absent expense reductions
Expenses (c)	0.08	%(d)	0.08%	0.07%	0.08%	0.09%	0.09%
Net investment income	1.05	%(d)	2.03%	2.08%	2.15%	2.15%	1.21%
Portfolio turnover rate	1	%(d)	4%	4%	8%	4%	2%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Expense ratios relate to the Balanced Fund only and do not reflect acquired fund fees and expenses.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	91

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2016		Year ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.28		$10.47	$10.42	$10.97	$10.94	$10.61
Income from Investment Operations
Net investment income	0.15		0.29	0.31	0.33	0.34	0.36
Net gain (loss) on investments (both realized and unrealized)	0.28		(0.18)	0.05	(0.55)	0.03	0.33

Total from investment operations	0.43		0.11	0.36	(0.22)	0.37	0.69

Less Distributions
Net investment income	(0.15)		(0.29)	(0.31)	(0.33)	(0.34)	(0.36)
Net realized gain	—		(0.01)	—	—	—	—

Total distributions	(0.15)		(0.30)	(0.31)	(0.33)	(0.34)	(0.36)

Net asset value, end of period	$10.56		$10.28	$10.47	$10.42	$10.97	$10.94

Total Return (a)	4.17%		1.01%	3.52%	(2.06)%	3.45%	6.58%
Net assets, end of period (millions)	$162.3		$161.0	$167.2	$168.8	$174.4	$175.4
Ratios to average net assets
Expenses	0.58	%(b)	0.59%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.82	%(b)	2.77%	2.99%	3.06%	3.13%	3.31%
Portfolio turnover rate	8	%(b)	9%	7%	14%	8%	15%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

92	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2016		Year ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	—		—	—	—	—	—

Total from investment operations	—		—	—	—	—	—

Less Distributions
Net investment income	—		—	—	—	—	—

Total distributions	—		—	—	—	—	—

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (a)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Net assets, end of period (millions)	$30.6		$31.6	$34.0	$35.9	$36.5	$40.0
Ratios to average net assets assuming expense reductions
Expenses (b)	0.36	%(c)(d)	0.10%	0.07%	0.08%	0.10%	0.11%
Net investment income	0.00	%(c)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratios to average net assets absent expense reductions
Expenses	0.56	%(c)	0.71%	0.62%	0.63%	0.59%	0.58%
Net investment income	(0.20	)%(c)	(0.61)%	(0.55)%	(0.55)%	(0.49)%	(0.47)%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	The expense ratio includes the effect of the voluntary fee waiver from SFIMC described in Note 6 under Fees and Other Transactions with Affiliates.

(c)	Determined on an annualized basis.

(d)	The expense ratios include the effect of expense reduction changes.

See accompanying notes to financial statements.	93

FORWARDING SERVICE REQUESTED

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PAID
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PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

231-3602.17-CH AP2016/08/9817 8-2016
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-888-702-2307.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 24, 2016

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	August 24, 2016